As filed with the Securities and Exchange Commission on April 1, 2005
                                            Securities Act File No. 333-[o]
                                    Investment Company Act File No. 811-21744
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                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                          --------------------------

                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                        Pre-Effective Amendment No.               |_|
                       Post-Effective Amendment No.               |_|
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940           |X|
                              Amendment No.                       |_|
                       (Check appropriate box or boxes)

                          --------------------------

                               FDP Series, Inc.
              (Exact Name of Registrant as Specified in Charter)

                          --------------------------

             800 Scudders Mill Road, Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)

                                (609) 282-2800
             (Registrant's Telephone Number, Including Area Code)

                          --------------------------

                              Robert C. Doll, Jr.
                               FDP Series, Inc.
                                 P.O. Box 9011
                       Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                          --------------------------

                                  Copies to:

     Counsel for the Fund:
Laurin Blumenthal Kleiman, Esq.                 Andrew J. Donohue, Esq.
SIDLEY AUSTIN BROWN & WOOD LLP                FUND ASSET MANAGEMENT, L.P.
      787 Seventh Avenue                             P.O. Box 9011
 New York, New York 10019-6018              Princeton, New Jersey 08543-9011

                          --------------------------


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

                          --------------------------


Title of Securities Being Registered: Shares of Common Stock, par value $.10 per share.

                           -------------------------

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registrant Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.


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The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                             SUBJECT TO COMPLETION

                  PRELIMINARY PROSPECTUS, Dated April 1, 2005

Prospectus
[o], 2005

FDP Series, Inc.

International FDP Fund
U.S. Growth FDP Fund
U.S. Value FDP Fund
Core Bond FDP Fund













This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents                                                          PAGE


KEY FACTS
-------------------------------------------------------------------------------

FDP Series at a Glance.......................................................4

Risk/Return Bar Charts.......................................................8

Fees and Expenses............................................................9

DETAIL ABOUT THE FUNDS
-------------------------------------------------------------------------------

How the Funds Invest

           International FDP Fund...........................................13

           U.S. Growth FDP Fund.............................................15

           U.S. Value FDP Fund................................................

           Core Bond FDP Fund...............................................16

Investment Risks............................................................18

YOUR ACCOUNT
-------------------------------------------------------------------------------

Pricing of Shares...........................................................31

How to Buy, Sell, Transfer and Exchange Shares..............................39

Participation in Fee-Based Programs.........................................46

MANAGEMENT OF THE FUNDS
-------------------------------------------------------------------------------

Fund Asset Management.......................................................49

The Sub-Advisers...........................................................[ ]

FOR MORE INFORMATION
-------------------------------------------------------------------------------

Shareholder Reports................................................Back Cover

Statement of Additional Information................................Back Cover






                               FDP SERIES, INC.

Key Facts

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this Prospectus in the sidebar.

Equity Securities -- common stock, preferred stock, securities convertible into common stock, and securities or other instruments whose price is linked to the value of common stock.

Large Cap Companies (International FDP Fund)-- under current market conditions, companies whose market capitalization is a least $[ ] billion at the time of purchase. This definition of large cap companies may be changed in response to changes in the markets.

Bottom Up -- an investment style that emphasizes analysis of individual stocks over economic and market cycles.




FDP SERIES AT A GLANCE
------------------------------------------------------------------------------

FDP Series, Inc. is an open end investment company that currently consists of four separate series. Each series listed below is, in effect, a separate Fund that issues its own shares:

   o   International FDP Fund

   o   U.S. Growth FDP Fund

   o   U.S. Value FDP Fund

   o   Core Bond FDP Fund

What are the Funds' investment objectives?

International FDP Fund. The Fund's investment objective is to seek long term capital growth.

U.S. Growth FDP Fund. The investment objective of the Fund is long term capital growth. In other words, the Fund tries to choose investments that Fund management believes have good prospects for growth.

U.S. Value FDP Fund. The investment objective of the Fund is long term capital growth. The Fund tries to choose investments that Fund management believes will increase in value.

Core Bond FDP Fund. The primary objective of the Fund is to provide shareholders with current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.

This means the main objective of the Fund is current income -- that is, it looks for securities that pay interest or dividends. The Fund also seeks growth of capital by looking for investments that will increase in value. However, the Fund's investments emphasize current income more than growth of capital.

What are the Funds' main investment strategies?

International FDP Fund. International FDP Fund invests primarily in equity securities of companies located outside the United States. The Fund focuses its investments on securities of large cap companies, although the Fund may invest in securities issued by companies of all sizes. Fund management selects companies that it believes are undervalued or have good prospects for earnings growth. A company's stock is considered to be undervalued when its price is less than what Fund management believes it is worth. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects. The Fund chooses investments predominantly using a "bottom up" investment style using a global sector-based investment process. The Fund's allocations to particular countries results from Fund management's evaluation of individual companies.




                               FDP SERIES, INC.

Common Stock -- securities representing shares of ownership of a corporation.

Preferred Stock -- class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Convertible Securities -- fixed income securities, such as bonds or preferred stock, that are exchangeable for shares of common stock of the issuer or another company.

Large Cap Companies (U.S. Growth FDP Fund)-- under current market conditions, companies whose market capitalization is a least $[ ] billion at the time of purchase. This definition of large cap companies may be changed in response to changes in the markets.

Large Cap Companies (U.S. Value FDP Fund)-- under current market conditions, companies whose market capitalization is a least $[ ] billion at the time of purchase. This definition of large cap companies may be changed in response to changes in the markets.

Fixed-Income Securities -- securities, including debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Investment Grade -- the four highest rating categories of recognized rating agencies, including Moody's Investors Service, Inc., Standard & Poor's and Fitch Ratings.








The Fund may purchase common stock, preferred stock, convertible securities and other instruments. The Fund may invest in companies located in the developed countries of Europe and the Far East, and in countries with emerging capital markets anywhere in the world.

U.S. Growth FDP Fund. U.S. Growth FDP Fund invests primarily in a diversified portfolio of equity securities of companies located in the United States. The Fund will invest primarily in equity securities of large cap companies that Fund management believes have good prospects for earnings growth.

A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects.

Fund management uses a "bottom up" approach in looking for companies that, in its opinion, are consistent with the investment strategy of the Fund.

The Fund will, under normal circumstances, invest at least 80% of its assets in securities of companies located in the United States.

U.S. Value FDP Fund. U.S. Value FDP Fund invests primarily in a diversified portfolio of equity securities of companies located in the United States. The Fund will invest primarily in equity securities of large cap companies that Fund management believes are undervalued. A company's stock is considered to be undervalued when its price is less than what Fund management believes it is worth.

Fund management uses a "bottom up" approach looking for companies that, in its opinion, are consistent with the investment strategy of the Fund.

The Fund will, under normal circumstances, invest at least 80% of its assets in securities of companies located in the United States.

Core Bond FDP Fund. Core Bond FDP Fund invests primarily in fixed-income securities, such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. Both U.S. and foreign companies and governments may issue these securities.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities, and invests primarily in investment grade fixed income securities. The Fund may invest in fixed-income securities of any duration or maturity.

The Fund will invest most of its assets in securities issued by U.S. issuers, but may also invest a portion of its assets in securities issued by foreign issuers.




                               FDP SERIES, INC.
                                                                        5

What are the main risks of investing in the Funds?

The Funds cannot guarantee that they will achieve their investment objectives.

As with any fund, the value of a Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because a particular market in which a Fund invests is rising or falling. In addition, there are specific factors that may affect the value of a particular investment. Also, Fund management may select securities that underperform the stock markets, the relevant indices or other funds with similar investment objectives and investment strategies. If the value of a Fund's investments goes down, you may lose money.

International FDP Fund.

Because the Fund invests most of its assets in non-U.S. securities, the Fund is subject to the risks of investing in foreign securities. For example, the Fund's securities may go up or down in value depending on foreign exchange rates, political and economic developments and U.S. and foreign laws relating to foreign investment. Foreign securities may also be less liquid, more volatile and harder to value than U.S. securities. These risks are heightened when the issuer of the securities is in a country with an emerging capital market.

U.S. Growth FDP Fund.

The Fund uses a growth investing style. Historically, growth stocks have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

U.S. Value FDP Fund.

The Fund uses a value investing style. Historically, value stocks have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.




                               FDP SERIES, INC.
                                                                        6

Credit Risk -- the risk that the issuer of a bond or other fixed-income security will be unable to pay the interest or principal when due.

Prepayment Risk -- the risk that certain obligations will be paid off by the obligor more quickly than anticipated. In this event, the Fund may be required to invest the proceeds in securities with lower yields.

Extension Risk -- the risk that certain obligations will be paid off more slowly by the obligor than anticipated, causing the value of these securities to fall.



Core Bond FDP Fund. The Fund is subject to interest rate risk. Generally, when interest rates go up, the value of certain fixed income securities goes down.

The Fund is also subject to credit risk. The Fund may invest its assets in foreign securities, which may involve additional risks beyond those of U.S. securities, such as changes in foreign currency exchange rates, liquidity risk, and political, social and economic instability.

The Fund may invest in mortgage-backed and asset-backed securities, which may be subject to prepayment risk (when interest rates fall) or extension risk (when interest rates rise).




Who should invest?

The Funds are offered exclusively through the Funds Diversified Portfolios(SM)
(FDP) Service, a non-discretionary brokerage service that offers investors a diversified portfolio of mutual funds.

Investors should consider their own investment goals, time horizon and risk tolerance before investing in any Fund. An investment in any Fund may not be appropriate for all investors and is not by itself intended to be a complete investment program.

International FDP Fund may be an appropriate investment for you if you:

     o     Are investing with long term goals in mind

     o Want a professionally managed and diversified portfolio of equity investments in countries outside the United States as part of your total investment portfolio

     o Are willing to accept the risk that the value of your investment may decline in order to seek long term capital growth

     o     Are not looking for current income

     o Can tolerate the increased price volatility and currency fluctuations associated with investments in non-U.S. securities

U.S. Growth FDP Fund may be an appropriate investment for you if you:

     o     Are investing with long term goals in mind

     o Want a professionally managed and diversified portfolio of large cap equity securities as part of your total investment portfolio

     o Are willing to accept the risk that the value of your investment may decline in order to seek long term capital growth

     o     Are not looking for a significant amount of current income

     o     Are looking for a Fund that offers the growth investment style



                               FDP SERIES, INC.
                                                                        7

U.S. Value FDP Fund may be an appropriate investment for you if you:

     o     Are investing with long term goals in mind

     o Want a professionally managed and diversified portfolio of large cap equity securities as part of your total investment portfolio

     o Are willing to accept the risk that the value of your investment may decline in order to seek long term capital growth

     o     Are not looking for a significant amount of current income

     o     Are looking for a Fund that offers the value investment style

Core Bond FDP Fund may be an appropriate investment for you if you:

     o     Are looking for an investment that provides current income

     o Want a professionally managed and diversified portfolio without the administrative burdens of direct investments in fixed-income securities

     o Are willing to accept the risk of loss of income and principal caused by negative economic developments, changes in interest rates or adverse changes in the price of bonds in general

     o     Are willing to accept greater credit risk


                               FDP SERIES, INC.

Key Facts


RISK/RETURN BAR CHARTS
------------------------------------------------------------------------------

Because the Funds are new, they do not have performance information an investor would find useful in evaluating the risks of investing in the Funds.


                               FDP SERIES, INC.

Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Funds may charge:

Expenses paid directly by the shareholder:

Shareholder Fees -- these fees include sales charges that you may pay when you buy or sell shares of a Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses -- expenses that cover the costs of operating a Fund.

Management Fee -- a fee paid to the Investment Adviser for managing a Fund.

Distribution Fees -- fees used to support a Fund's marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion.

Service (Account Maintenance) Fees -- fees used to compensate securities dealers and other financial intermediaries for account maintenance activities.


FEES AND EXPENSES
------------------------------------------------------------------------------

Each Fund offers four different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial adviser or other financial intermediary can help you with this decision.

The following tables show the different fees and expenses that you may pay if you buy and hold the different classes of shares of each of the Funds. Future expenses may be greater or less than those indicated below.


International FDP Fund

Shareholder Fees (Fees paid directly
from your investment)(a):                                 Class A    Class B(b)    Class C      Class I
------------------------------------------------------- ------------ ------------ ----------- ------------
Maximum Sales Charge (Load) imposed on                    5.25%(c)     None         None        5.25%(c)
purchases (as a percentage of offering price)
------------------------------------------------------- ------------ ------------ ----------- ------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)                  None(d)      4.00%(c)     1.00%(c)    None(d)
------------------------------------------------------- ------------ ------------ ----------- ------------
Maximum Sales Charge (Load) imposed on
Dividend Reinvestments                                    None         None         None        None
------------------------------------------------------- ------------ ------------ ----------- ------------
Redemption Fee(e)                                         2.00%        2.00%        2.00%       2.00%
------------------------------------------------------- ------------ ------------ ----------- ------------
Exchange Fee                                              None         None         None        None
------------------------------------------------------- ------------ ------------ ----------- ------------
Annual Fund Operating Expenses (expenses that are
deducted from Fund assets):
------------------------------------------------------- ------------ ------------ ----------- ------------
Management Fee(f)                                             %            %            %           %
------------------------------------------------------- ------------ ------------ ----------- ------------
Distribution and/or Service (12b-1) Fees(g)               0.25%        1.00%        1.00%       None
------------------------------------------------------- ------------ ------------ ----------- ------------
Other Expenses (including transfer agency fees)(h)            %            %            %           %
------------------------------------------------------- ------------ ------------ ----------- ------------
Total Annual Fund Operating Expenses                          %            %            %           %
------------------------------------------------------- ------------ ------------ ----------- ------------

U.S. Growth FDP Fund

Shareholder Fees (fees paid directly
from your investment)(a):                                 Class A    Class B(b)    Class C      Class I
------------------------------------------------------- ------------ ------------ ----------- ------------
Maximum Sales Charge (Load) imposed on
purchases (as a percentage of offering price)             5.25%(c)     None         None        5.25%(c)
------------------------------------------------------- ------------ ------------ ----------- ------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)                  None(d)      4.00%(c)     1.00%(c)    None(d)
------------------------------------------------------- ------------ ------------ ----------- ------------
Maximum Sales Charge (Load) imposed on
Dividend Reinvestments                                    None         None         None        None
------------------------------------------------------- ------------ ------------ ----------- ------------
Redemption Fee                                            None         None         None        None
------------------------------------------------------- ------------ ------------ ----------- ------------
Exchange Fee                                              None         None         None        None
------------------------------------------------------- ------------ ------------ ----------- ------------
Annual Fund Operating Expenses (expenses that are
deducted from Fund assets):
------------------------------------------------------- ------------ ------------ ----------- ------------
Management Fee(f)                                             %            %            %           %
------------------------------------------------------- ------------ ------------ ----------- ------------
Distribution and/or Service (12b-1) Fees(g)               0.25%        1.00%        1.00%       None
------------------------------------------------------- ------------ ------------ ----------- ------------
Other Expenses (including transfer agency fees                %            %            %           %
and Administration Fee)(h)
------------------------------------------------------- ------------ ------------ ----------- ------------
Total Annual Fund Operating Expenses                          %            %            %           %
------------------------------------------------------- ------------ ------------ ----------- ------------


                               FDP SERIES, INC.


U.S. Value FDP Fund

Shareholder Fees (fees paid directly
from your investment)(a):                                 Class A    Class B(b)    Class C      Class I
------------------------------------------------------- ------------ ------------ ----------- ------------
Maximum Sales Charge (Load) imposed on
purchases (as a percentage of offering price)             5.25%(c)     None         None        5.25%(c)
------------------------------------------------------- ------------ ------------ ----------- ------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)                  None(d)      4.00%(c)     1.00%(c)    None(d)
------------------------------------------------------- ------------ ------------ ----------- ------------
Maximum Sales Charge (Load) imposed on
Dividend Reinvestments                                    None         None         None        None
------------------------------------------------------- ------------ ------------ ----------- ------------
Redemption Fee                                            None         None         None        None
------------------------------------------------------- ------------ ------------ ----------- ------------
Exchange Fee                                              None         None         None        None
------------------------------------------------------- ------------ ------------ ----------- ------------
Annual Fund Operating Expenses (expenses that are
deducted from Fund assets):
------------------------------------------------------- ------------ ------------ ----------- ------------
Management Fee(f)                                             %            %            %           %
------------------------------------------------------- ------------ ------------ ----------- ------------
Distribution and/or Service (12b-1) Fees(g)               0.25%        1.00%        1.00%       None
------------------------------------------------------- ------------ ------------ ----------- ------------
Other Expenses (including transfer agency fees                %            %            %           %
and Administration Fee)(h)
------------------------------------------------------- ------------ ------------ ----------- ------------
Total Annual Fund Operating Expenses                          %            %            %           %
------------------------------------------------------- ------------ ------------ ----------- ------------

Core Bond FDP Fund

Shareholder Fees (fees paid directly
from your investment)(a):                                 Class A    Class B(b)    Class C      Class I
------------------------------------------------------- ------------ ------------ ----------- ------------
Maximum Sales Charge (Load) imposed on
purchases (as a percentage of offering price)             4.00%(c)     None         None        4.00%(c)
------------------------------------------------------- ------------ ------------ ----------- ------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)                  None(d)      4.00%(c)     1.00%(c)    None(d)
------------------------------------------------------- ------------ ------------ ----------- ------------
Maximum Sales Charge (Load) imposed on
Dividend Reinvestments                                    None         None         None        None
------------------------------------------------------- ------------ ------------ ----------- ------------
Redemption Fee                                            None         None         None        None
------------------------------------------------------- ------------ ------------ ----------- ------------
Exchange Fee                                              None         None         None        None
------------------------------------------------------- ------------ ------------ ----------- ------------
Annual Fund Operating Expenses (expenses that are
deducted from Fund assets):
------------------------------------------------------- ------------ ------------ ----------- ------------
Management Fee(f)                                             %            %            %           %
------------------------------------------------------- ------------ ------------ ----------- ------------
Distribution and/or Service (12b-1) Fees(g)               0.25%        0.75%        0.80%       None
------------------------------------------------------- ------------ ------------ ----------- ------------
Other Expenses (including transfer agency fees)(h)            %            %            %           %
------------------------------------------------------- ------------ ------------ ----------- ------------
Total Annual Fund Operating Expenses                          %            %            %           %
------------------------------------------------------- ------------ ------------ ----------- ------------


(a) In addition, your financial adviser may charge a processing fee in connection with buying or redeeming shares through the FDP Service. See "Your Account -- How to Buy, Sell, Transfer and Exchange Shares."

(b) Class B shares automatically convert to Class A shares approximately eight years (ten years in the case of Core Bond FDP Fund) after you buy them and will no longer be subject to distribution fees.

(c) Some investors may qualify for reductions in or waivers of the sales charge (load). See "Your Account -- Pricing of Shares."

(d) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.

(e) A redemption fee may be charged on redemptions of International FDP Fund shares made within 30 days of purchase. The Fund retains this redemption fee. See "Your Account -- Pricing of Shares -- Redemption Fee."

(f) The Investment Adviser has entered into agreements with [sub-advisers and fee rates to be paid to be provided by subsequent amendment].

(footnotes continued on following page)


                               FDP SERIES, INC.

(g) The Funds call the "Service Fee" an "Account Maintenance Fee." Account Maintenance Fee is the term used in this Prospectus and in all other Fund materials. If you hold Class B or Class C shares over time, it may cost you more in distribution and account maintenance (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.

(h) Based on estimated amounts for the current fiscal year. Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Funds. Each Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Funds. The Funds reimburse the Investment Adviser or its affiliates for such services.


Examples:

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

International FDP Fund

------------------------------------------------------------------------------

EXPENSES IF YOU DID REDEEM YOUR SHARES:
                ---

                                    1 Year              3 Years
        --------------------- -------------------- -------------------
        Class A
        --------------------- -------------------- -------------------
        Class B
        --------------------- -------------------- -------------------
        Class C
        --------------------- -------------------- -------------------
        Class I
        --------------------- -------------------- -------------------

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:
                --- ---
                                    1 Year              3 Years
        --------------------- -------------------- -------------------
        Class A
        --------------------- -------------------- -------------------
        Class B
        --------------------- -------------------- -------------------
        Class C
        --------------------- -------------------- -------------------
        Class I
        --------------------- -------------------- -------------------

U.S. Growth FDP Fund

------------------------------------------------------------------------------

EXPENSES IF YOU DID REDEEM YOUR SHARES:
                ---
                                    1 Year              3 Years
        --------------------- -------------------- -------------------
        Class A
        --------------------- -------------------- -------------------
        Class B
        --------------------- -------------------- -------------------
        Class C
        --------------------- -------------------- -------------------
        Class I
        --------------------- -------------------- -------------------

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:
                --- ---
                                    1 Year              3 Years
        --------------------- -------------------- -------------------
        Class A
        --------------------- -------------------- -------------------
        Class B
        --------------------- -------------------- -------------------
        Class C
        --------------------- -------------------- -------------------
        Class I
        --------------------- -------------------- -------------------


                               FDP SERIES, INC.

U.S. Value FDP Fund

------------------------------------------------------------------------------

EXPENSES IF YOU DID REDEEM YOUR SHARES:
                ---
                                    1 Year              3 Years
        --------------------- -------------------- -------------------
        Class A
        --------------------- -------------------- -------------------
        Class B
        --------------------- -------------------- -------------------
        Class C
        --------------------- -------------------- -------------------
        Class I
        --------------------- -------------------- -------------------

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:
                --- ---
                                    1 Year              3 Years
        --------------------- -------------------- -------------------
        Class A
        --------------------- -------------------- -------------------
        Class B
        --------------------- -------------------- -------------------
        Class C
        --------------------- -------------------- -------------------
        Class I
        --------------------- -------------------- -------------------


Core Bond FDP Fund

------------------------------------------------------------------------------

EXPENSES IF YOU DID REDEEM YOUR SHARES:

                                    1 Year              3 Years
        --------------------- -------------------- -------------------
        Class A
        --------------------- -------------------- -------------------
        Class B
        --------------------- -------------------- -------------------
        Class C
        --------------------- -------------------- -------------------
        Class I
        --------------------- -------------------- -------------------


EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

                                    1 Year              3 Years
        --------------------- -------------------- -------------------
        Class A
        --------------------- -------------------- -------------------
        Class B
        --------------------- -------------------- -------------------
        Class C
        --------------------- -------------------- -------------------
        Class I
        --------------------- -------------------- -------------------


                               FDP SERIES, INC.

Details About the Funds

ABOUT THE INVESTMENT ADVISER

The International FDP Fund is managed by Fund Asset Management.

ABOUT THE SUB-ADVISER AND THE PORTFOLIO MANAGER

The International FDP Fund is sub-advised by [      ]. [      ] is the
Fund's the portfolio manager [     ].


HOW THE FUNDS INVEST
------------------------------------------------------------------------------

How the International FDP Fund Invests:

The Fund's investment objective is long term capital growth. The Fund's investment objective is a non-fundamental policy of the Fund and may be changed by the Board of Directors without shareholder approval.

Outlined below are the main strategies the International FDP Fund uses in seeking to achieve its investment objective.

The Fund invests primarily in a diversified portfolio of equity securities of large cap companies located outside the United States. The Fund will, under normal circumstances, invest at least 80% of its total assets in equity securities of at least two different countries outside the United States. Equity securities consist of:

     o    Common Stock

     o    Preferred Stock

     o    Securities convertible into Common Stock

     o Derivative securities or instruments, such as options (including warrants) and futures, the value of which is based on a common stock or group of common stocks

The Fund chooses investments predominantly using a "bottom up" investment style using a global sector-based investment process.

In selecting securities, the Fund emphasizes those securities that Fund management believes are undervalued or have good prospects for earnings growth. A company's stock is considered to be undervalued when the stock's current price is less than what Fund management believes a share of the company is worth. Fund management feels a company's worth can be assessed by several factors such as:

     o    financial resources

     o    value of assets

     o    sales and earnings growth

     o    product development

     o    quality of management

     o    overall business prospects

A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price


                               FDP SERIES, INC.

over time than a company with slower earnings growth. The Fund's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects. Current income from dividends and interest will not be an important consideration in selecting portfolio securities. Fund management analyzes individual stocks within specific sectors and compares them to investment opportunities in other areas of the market. Fund management then allocates the Fund's investments to those areas of each market that it believes provide the best combination of risk versus reward.

The Fund invests in securities of companies located in developed countries and countries with emerging capital markets outside the United States. The Fund may invest, without limit, in countries with emerging capital markets, including countries in Eastern Europe, Latin America and the Far East. The Fund will invest in part based on the Fund's evaluation of a country's economic, political and social factors. The Fund may invest in debt securities that are issued together with a particular equity security.

The Fund may invest in companies of any size, but tends to focus on large capitalization companies. A company's market capitalization may go up or down due to market fluctuations. The Fund will not sell a company's securities because that company's market capitalization drops below $[ ] billion or another amount set by the Fund. The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity. The Fund does not consider potential tax consequences to Fund shareholders when it sells securities.

Other Strategies. In addition to the main strategies discussed above, the International FDP Fund may use certain other investment strategies:

The Fund will normally invest a portion of its assets in U.S. dollars or in short-term instruments, such as money market securities and repurchase agreements for temporary emergency purposes or to meet redemptions. The Fund may also invest, without limit, in short-term investments, purchase high quality bonds or buy or sell derivatives to reduce exposure to equity securities when Fund management believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of your shares and may, therefore, limit the Fund's ability to achieve its investment objective.

The Fund may invest in derivatives to hedge (protect against price movements) or to enable it to reallocate its investments more quickly than it could by buying and selling the underlying securities. The derivatives that the Fund may use include futures, forwards, options, indexed and inverse securities and swaps.

The Fund may also lend its portfolio securities and may invest uninvested cash balances in affiliated money market funds.


                               FDP SERIES, INC.

ABOUT THE INVESTMENT ADVISER

The U.S. Growth FDP Fund is managed by Fund
Asset Management.

ABOUT THE SUB-ADVISER AND THE PORTFOLIO MANAGER --

[             ]

___________ is the U.S. Growth FDP Fund's sub-adviser and ___________ is the Fund's portfolio manager.



How the U.S. Growth FDP Fund Invests:

The Fund's investment objective is long term capital growth. The Fund's investment objective is a non-fundamental policy of the Fund and may be changed by the Board of Directors without shareholder approval.

Outlined below are the main strategies the U.S. Growth FDP Fund uses in seeking to achieve its investment objective.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. A company's market capitalization may go up or down due to market fluctuations. The Fund will not sell a company's securities because that company's market capitalization drops below $[ ] billion or another amount set by the Fund. Under normal circumstances, the Fund invests at least 80% of its assets in securities of companies located in the United States. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days' prior notice to the Fund's shareholders.

In selecting securities the Fund emphasizes those securities that Fund management believes have good prospects for earnings growth. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects.

Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

Other Strategies. In addition to the main strategies discussed above, the U.S. Growth FDP Fund may use certain other investment strategies:

The Fund also may invest in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts, or "ADRs." Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the Fund's investment allocations. The Fund anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

The Fund may invest in investment grade convertible securities, preferred stock, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

The Fund may use derivatives to hedge its investment portfolio against market and currency risks. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold), a currency or an index such as the S&P 500 Index. The derivatives that the Fund may use include futures, forwards, options, indexed securities and inverse securities.


                               FDP SERIES, INC.

ABOUT THE INVESTMENT ADVISER

The U.S. Value FDP Fund is managed by Fund
Asset Management.

ABOUT THE SUB-ADVISER AND THE PORTFOLIO MANAGER --

[             ]

___________ is the U.S. Value FDP Fund's sub-adviser and ___________ is the Fund's portfolio manager.



As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short-term U.S. Government securities. These investments may include high quality, short-term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company), short-term debt obligations of corporate issuers and certificates of deposit and bankers' acceptances. These investments may adversely affect the Fund's ability to meet its investment objective.

How the U.S. Value FDP Fund Invests:

The Fund's investment objective is long term capital growth. The Fund's investment objective is a non-fundamental policy of the Fund and may be changed by the Board of Directors without shareholder approval.

Outlined below are the main strategies the U.S. Value FDP Fund uses in seeking to achieve its investment objective.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. A company's market capitalization may go up or down due to market fluctuations. The Fund will not sell a company's securities because that company's market capitalization drops below $[ ] billion or another amount set by the Fund. Under normal circumstances, the Fund invests at least 80% of its assets in securities of companies located in the United States. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days' prior notice to the Fund's shareholders.

In selecting securities, the Fund emphasizes those securities that Fund management believes are undervalued. A company's stock is considered to be undervalued when the stock's current price is less than what Fund management believes a share of the company is worth. Fund management feels a company's worth can be assessed by several factors such as:

     o    financial resources

     o    value of assets

     o    sales and earnings growth

     o    product development

     o    quality of management

     o    overall business prospects

A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas.

Current income from dividends and interest will not be an important consideration in selecting portfolio securities.


                               FDP SERIES, INC.

Other Strategies. In addition to the main strategies discussed above, the U.S. Value FDP Fund may use certain other investment strategies:

The Fund also may invest in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts, or "ADRs." Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the Fund's investment allocations. The Fund anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

The Fund may invest in investment grade convertible securities, preferred stock, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short-term U.S. Government securities. These investments may include high quality, short-term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company), short-term debt obligations of corporate issuers and certificates of deposit and bankers' acceptances. These investments may adversely affect the Fund's ability to meet its investment objective.

The Fund may use derivatives to hedge its investment portfolio against market and currency risks. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold), a currency or an index such as the S&P 500 Index. The derivatives that the Fund may use include futures, forwards, options, indexed securities and inverse securities.


                               FDP SERIES, INC.

ABOUT THE INVESTMENT ADVISER

The Core Bond FDP Fund is managed by Fund Asset Management, L.P.

ABOUT THE SUB-ADVISER AND THE PORTFOLIO MANAGER

[             ]

___________ is the Core Bond FDP Fund's
sub-adviser and ___________ is the Fund's portfolio manager.



How the Core Bond FDP Fund Invests:

The main objective of the Fund is current income. The Fund also seeks growth of capital when consistent with its primary goal of current income. The Fund's investment objective is a non-fundamental policy of the Fund and may be changed by the Board of Directors without shareholder approval.

Outlined below are the main strategies the Core Bond FDP Fund uses in seeking to achieve its investment objectives:

The Fund invests primarily in a diversified portfolio of fixed-income securities, such as corporate bonds and notes, mortgage-backed and asset-backed securities, convertible securities, preferred securities and government debt obligations.

Under normal circumstances, the Fund will invest at least 80% of its assets in fixed-income securities. This is a non-fundamental policy of the Fund that may not be changed without 60 days prior notice to shareholders.

The fixed-income securities in which the Fund invests include:

     o    U.S. Government debt securities

     o    Corporate debt securities issued by U.S. and foreign companies

     o    Asset-backed securities

     o    Mortgage-backed securities

     o    Preferred securities issued by U.S. and foreign companies

     o Corporate debt securities and preferred securities convertible into common stock

     o    Foreign sovereign debt instruments

     o    Money market securities

The Fund invests primarily in fixed-income securities that are rated in the four highest rating categories by at least one of the recognized rating agencies (including Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch")). Securities rated in any of the four highest rating categories are known as "investment grade" securities.

The Fund may invest up to 25% of its net assets in fixed-income securities of issuers outside the United States. Fund management anticipates that the Fund's investments in foreign securities will primarily be in issuers in Canada, the developed countries of Europe, Australia, New Zealand, and certain Caribbean countries, although the Fund may also invest in issuers located elsewhere, including sovereign and corporate issuers in emerging markets.

The Fund may invest in various types of mortgage-backed securities. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities frequently react differently to changes in interest rates than other fixed-income securities.

The Fund may invest in fixed-income securities of any duration or maturity.


                               FDP SERIES, INC.

Fixed-income securities frequently have redemption features that permit an issuer to repurchase the security from the Fund at certain times prior to maturity at a specified price, which is generally the amount due at maturity. In many cases, when interest rates go down, issuers redeem fixed-income securities that allow for redemption. When an issuer redeems fixed- income securities, the Fund may receive less than the market value of the securities prior to redemption. In addition, the Fund may have to invest the proceeds in new fixed-income securities with lower yields and therefore lose expected future income.

The Fund may use derivatives, including, but not limited to, interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps, for hedging purposes, as well as to increase the return on its portfolio investments. Derivatives are financial instruments whose value is derived from another security or an index such as the Lehman Brothers Aggregate Bond Index. The Fund may also invest in credit-linked notes, credit-linked trust certificates, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities.

Other Strategies. In addition to the main strategies discussed above, the Core Bond FDP Fund may use certain other investment strategies.

Under unusual market or economic conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its net assets in U.S. government securities, certificates of deposit, bankers' acceptances, commercial paper rated in the highest rating category by a recognized rating service, money market funds, cash or other high quality fixed-income securities that are consistent with the Fund's objectives. The yield on such securities may be lower than the yield on lower-rated fixed-income securities. Temporary defensive positions may limit the potential for an increase in the value of your Fund's shares or for the Fund to achieve its investment objectives.

The Fund may invest uninvested cash balances in affiliated money market funds and may lend its portfolio securities.

The Fund may also invest in repurchase agreements, when-issued and delayed-delivery securities, and forward commitments, and may enter into standby commitment agreements. The Fund may also invest up to 15% of its net assets in illiquid securities.

Short Sale -- a transaction in which the Fund sells a security it does not own in anticipation of a decline in the market price of that security.

The Fund may make short sales of securities, either as a hedge against potential declines in value of a Fund security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its total assets.

The Fund may also make short sales "against the box" without limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. The Fund invests primarily in investment grade fixed-income securities.

The Fund may invest up to 10% of its net assets in fixed-income securities that are rated below investment grade by at least one of the recognized rating agencies, including Moody's, S&P or Fitch or in unrated securities of equivalent credit quality.


                               FDP SERIES, INC.

Details About the Funds


INVESTMENT RISKS
------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in each Fund. As with any fund, there can be no guarantee that a Fund will meet its objective, or that a Fund's performance will be positive over any period of time.

International FDP Fund

Set forth below are the main risks of investing in the International FDP Fund:

Market Risk and Selection Risk -- Market risk is the risk that a stock market in one or more countries in which the Fund invests will go down in value, including the possibility that a market will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or other funds with similar investment objectives and investment strategies.

Foreign Securities Risk -- Securities traded in non-U.S. markets have often (though not always) performed differently from securities traded in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of shares traded each day, it may make it difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of non-U.S. securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk -- The economies of certain non-U.S. markets often do not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and may be more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

Investments in non-U.S. markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, governments of certain countries may prohibit or impose substantial restrictions on investing in their capital markets or in certain industries. Any of these actions could affect security prices, impair the Fund's ability to purchase or sell non-U.S. securities or transfer the Fund's assets or income back into the United States, or otherwise adversely affect the Fund's operations. Other foreign market risks may include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities and political and social instability. Legal remedies and enforcement procedures available to investors in non-U.S. countries may be less extensive than those available to investors in the United States.

Currency Risk -- Securities in which the Fund invests are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in


                               FDP SERIES, INC.

value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Certain Risks of Holding Fund Assets Outside the United States -- The Fund generally holds its non-U.S. securities and cash in non-U.S. banks and securities depositories. Some non-U.S. banks and securities depositories may be recently organized or new to the non-U.S. custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a non-U.S. bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain non-U.S. markets than in the United States. The increased expense of investing in non-U.S. markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than investment companies invested only in the United States.

Settlement Risk -- Settlement and clearance procedures in certain non-U.S. markets may differ significantly from those in the United States and may involve certain risks not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Settlements in certain non-U.S. countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines, or if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Government Supervision and Regulation/Accounting Standards -- Many non-U.S. governments may supervise and regulate stock exchanges, brokers and the sale of securities less stringently than the United States does. Some countries do not have the same laws to protect investors the way that the U.S. securities laws do. For example, some non-U.S. countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company's financial condition.

Emerging Market Risks -- The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they may develop unevenly and/or never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since such markets are so small, they may be more likely to suffer sharp and frequent price


                               FDP SERIES, INC.

changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earning ratios, may not apply to certain small markets.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments may be more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

The International FDP Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing and Leverage Risk -- The Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund's return. Certain derivative securities that the Fund may buy or other techniques that the Fund may use may create leverage, including, but not limited to, when issued securities, forward commitments and futures contracts and options.

Derivatives -- The Fund may use derivative instruments. Derivatives may allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments.

Derivatives are volatile and involve significant risks, including:

     o Credit risk -- the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

     o Currency risk -- the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

     o Leverage risk -- the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

     o Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

The Fund may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions


                               FDP SERIES, INC.

will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Indexed and Inverse Securities -- The Fund may invest in securities the potential return of which is directly related to changes in an underlying index, known as indexed securities. The return on indexed securities will rise when the underlying index rises and fall when the index falls. The Fund may also invest in securities whose return is inversely related to changes in an interest rate or index ("inverse securities"). In general, the return on inverse securities will decrease when the underlying index or interest rate goes up and increase when that index or interest rate goes down. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or equity index levels than other securities, and the Fund's investment in such instruments may decline significantly in value if interest rates or equity index levels move in a way Fund management does not anticipate.

Securities Lending -- The Fund may lend securities with a value up to 33?% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Fund.

Illiquid Securities -- The Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities -- Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that have not been registered under the applicable securities laws. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Fund management receives material adverse nonpublic information about the issuer, the Fund will not be able to sell the securities.

Convertible Securities - Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible's value usually reflects both the stream of current income payments and the market value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.


                               FDP SERIES, INC.

Debt Securities -- Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

U.S. Growth FDP Fund and U.S. Value FDP Fund

Set forth below are the main risks of investing in the U.S. Growth FDP Fund and the U.S. Value FDP Fund:

Market Risk and Selection Risk -- Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that a market will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or other funds with similar investment objectives and investment strategies.

Investing Style Risk -- Historically, growth investments, as emphasized by the U.S. Growth FDP Fund, have performed best during the later stages of economic expansion and value investments, as emphasized by the U.S. Value FDP Fund, have performed best during periods of economic recovery. Therefore, both the growth and value investing styles may over time go in and out of favor. At times when an investing style used by the applicable Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

The U.S. Growth FDP Fund and the U.S. Value FDP Fund also may be subject to certain other risks associated with its investments and investment strategies, including:

Derivatives -- The Fund may use derivative instruments to hedge its investments. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:

     o Credit risk -- the risk that the counterparty (the party on the other side of the transaction) in a derivative transaction will be unable to honor its financial obligation to the Fund.

     o Leverage risk -- the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

     o Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

The Fund may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of


                               FDP SERIES, INC.

the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

When Issued and Delayed Delivery Securities and Forward Commitments -- The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. The Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Borrowing and Leverage Risk -- The Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund's return. Certain derivative securities that the Fund may buy or other techniques that the Fund may use may create leverage, including, but not limited to, when issued securities, forward commitments and futures contracts and options.

Securities Lending -- The Fund may lend securities with a value up to 33?% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of the investments made with cash collateral. These events could trigger adverse tax consequences to the Fund.

Foreign Market Risks -- The Fund may invest in companies located in countries other than the United States. This may expose the Fund to risks associated with foreign investments.

     o The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates

     o The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions

     o Foreign holdings may be adversely affected by foreign government action

     o International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings

     o The economies of certain countries may compare unfavorably with the U.S. economy

     o Foreign securities markets may be smaller than the U.S. markets, which may make trading more difficult


                               FDP SERIES, INC.

Core Bond FDP Fund

Set forth below are the main risks of investing in the Core Bond FDP Fund:

Market Risk and Selection Risk -- Market risk is the risk that a market in which the Fund invests will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or other funds with similar investment objectives and investment strategies.

Interest Rate Risk -- Interest rate risk is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short-term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Credit Risk -- Credit risk is the risk that the issuer of a security will be unable to pay the interest or principal when due. Changes in an issuer's credit rating, or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Junk bonds are generally more exposed to credit risk than are investment grade securities.

Foreign Securities -- Securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets.

     o The economies of certain foreign markets often do not compare favorably with that of the United States in areas such as growth of gross national product, reinvestment of capital, resources and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

     o Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.

     o The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect the Fund's operations.

     o Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.


                               FDP SERIES, INC.

     o Because there are fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for the Fund to buy and sell securities on those markets.

     o Foreign markets have different clearance and settlement procedures, and in certain markets settlements may be unable to keep pace with the volume of securities transactions which may cause delays. This means that the Fund's assets may be uninvested and not earning returns. The Fund may miss investment opportunities or be unable to dispose of a security because of these delays.

     o Securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund's net assets. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Mortgage-Backed Securities -- Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and the Fund will have to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as "extension risk."

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Asset-Backed Securities -- Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when the Fund reinvests the proceeds of a prepayment it may receive a lower interest rate. Asset-backed securities may also be subject to extension risk, that is, the risk that, in a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of the Fund's portfolio may increase. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities.

Derivatives -- The Fund may invest in derivatives for hedging purposes or to seek to enhance returns. Derivatives allow the Fund to increase or decrease its risk exposure and potential for gain or loss more quickly and efficiently than other types of instruments.

Derivatives are volatile and involve significant risks, including:


                               FDP SERIES, INC.

     Credit Risk -- the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

     Leverage Risk -- the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

     Liquidity Risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

The Fund may use derivatives for hedging purposes including anticipatory hedges and to seek to enhance returns. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Because the Fund may invest in derivatives to enhance returns, such investments will expose the Fund to the risks described above to a greater extent than if the derivatives were used solely for hedging purposes. Use of derivatives to seek to enhance returns may be considered speculative.

The Core Bond FDP Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Securities Lending -- The Fund may lend securities with a value up to 33?% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Fund.

Borrowing and Leverage Risk -- The Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund's return. Certain derivative securities that the Fund may buy or other techniques that the Fund may use may create leverage, including, but not limited to, when issued securities, forward commitments and futures contracts and options.

Junk Bonds - Junk bonds are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Fund management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and


                               FDP SERIES, INC.

principal losses for the Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds may be subject to greater call and redemption risk than higher rated debt securities.

Corporate Loans -- Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates or the prime rates of U.S. banks or the London Interbank Offered Rate ("LIBOR"). As a result, the value of corporate loan investments generally is less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, the Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, the Fund becomes a member of the syndicate.

Illiquid Investments -- The Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities -- Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that have not been registered under the applicable securities laws. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Fund management receives material adverse nonpublic information about the issuer, the Fund may not be able to sell the securities.

Sovereign Debt -- The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt subject the Fund to the risk that a government entity may delay or refuse to pay interest or repay of principal on its sovereign debt. Some of these reasons may include: cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay.

Short Sales -- Because making short sales in securities that it does not own exposes the Fund to risks associated with those securities, such short sales involve speculative exposure risk. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines


                               FDP SERIES, INC.

in price between those dates. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

Indexed and Inverse Floating Rate Securities -- The Fund may invest in securities whose potential returns are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. The Fund may also invest in securities whose return is inversely related to changes in an interest rate (inverse floaters). In general, income on inverse floaters will decrease when interest rates increase and increase when interest rates decrease. Investments in inverse floaters may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund's investment. Indexed securities and inverse floaters are derivative securities and can be considered speculative. Indexed and inverse securities involve credit risk and certain indexed and inverse securities may involve leverage risk and liquidity risk.

When Issued and Delayed Delivery Securities and Forward Commitments -- The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. The Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Standby Commitment Agreements -- Standby commitment agreements commit the Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to the Fund at the option of the issuer. Standby commitment agreements involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security. In this case, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Repurchase Agreements -- The Fund may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.


                               FDP SERIES, INC.

STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------------------------------

If you would like further information about the Funds, including how they invest, please see the Statement of Additional Information.

For a discussion of each Fund's policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Statement of Additional Information. Each Fund makes its top ten holdings available on a monthly basis on our web site at www.mutualfunds.ml.com generally within 12 business days after the end of the month to which the information applies.


                               FDP SERIES, INC.

Your Account

PRICING OF SHARES
------------------------------------------------------------------------------

Each Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs (the "Select Pricing(SM) System"). Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares you should consider the size of your investment and how long you plan to hold your shares. Your financial adviser or other financial intermediary can help you determine which share class is best suited to your personal financial goals.

For example, if you select Class A or Class I shares, you generally pay a sales charge at the time of purchase. If you buy Class A shares, you also pay an ongoing account maintenance fee of 0.25% per year. You may be eligible for a sales charge reduction or waiver.

Certain financial intermediaries may charge additional fees in connection with transactions in a Fund's shares. The Investment Adviser, the Distributor or their affiliates may make payments out of their own resources to financial intermediaries for providing services intended to result in the sale of a Fund's shares, for shareholder servicing activities or for sub-transfer agency services provided to individual shareholders by a financial intermediary that maintains an omnibus account with the Fund's Transfer Agent.

If you select Class B or Class C shares, you will invest the full amount of your purchase price but will be subject to a distribution fee and an account maintenance fee. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Class B or Class C shares.

If you redeem shares of any class of International FDP Fund within 30 days of purchase or exchange, you will generally be subject to a redemption fee unless certain conditions are met.

Each Fund's shares are distributed by FAM Distributors, Inc., an affiliate of the Investment Adviser.


                               FDP SERIES, INC.

The table below summarizes key features of the Select Pricing(SM) System.


                                 Class A                        Class B                        Class C
------------------------------------------------------------------------------------------------------------------------------
Availability                     Available only through the     Available only through the     Available only through the
                                 FDP Service.                   FDP Service.                   FDP Service.



















------------------------------------------------------------------------------------------------------------------------------
Initial Sales Charge?            Yes. Payable at time of        No. Entire purchase price is   No. Entire purchase price is
                                 purchase. Lower sales          invested in shares of the      invested in shares of the
                                 charges available for larger   Fund.                          Fund.
                                 investments.
------------------------------------------------------------------------------------------------------------------------------
Deferred Sales Charge?           No. (May be charged for        Yes. Payable if you redeem     Yes. Payable if you redeem
                                 purchases over $1 million      within six years of purchase.  within one year of purchase.
                                 that are redeemed within one
                                 year.)
------------------------------------------------------------------------------------------------------------------------------
Account Maintenance and          0.25% annual Account           0.25% annual Account           0.25% annual Account
Distribution Fees?               Maintenance Fee. No            Maintenance Fee. 0.75% (or     Maintenance Fee. 0.75% (or
                                 Distribution Fee.              0.50% in the case of Core      0.55% in the case of Core
                                                                Bond FDP Fund) annual          Bond FDP Fund) annual
                                                                Distribution Fee.              Distribution Fee.
------------------------------------------------------------------------------------------------------------------------------
Redemption Fee:                  Yes, in the case of            Yes, in the case of            Yes, in the case of
                                 International FDP Fund -       International FDP Fund -       International FDP Fund -
                                 payable if you redeem within   payable if you redeem within   payable if you redeem within
                                 30 days of purchase. No, for   30 days of purchase. No, for   30 days of purchase. No, for
                                 all other Funds.               all other Funds.               all other Funds.
------------------------------------------------------------------------------------------------------------------------------




                                 Class I
--------------------------------------------------------------
Availability                     Available only through the FDP
                                 Service and limited to
                                 certain eligible investors
                                 including:
                                 o  Current Class I
                                    shareholders
                                 o  Certain Retirement Plans
                                 o  Participants in certain
                                    programs sponsored
                                    by affiliates of the
                                    investment Adviser or
                                    selected securities
                                    dealers or other
                                    financial intermediaries.
                                 o  Certain employees and
                                    affiliates of the Investment
                                    Adviser or its affiliates,
                                    selected securities dealers
                                    and other financial
                                    intermediaries.
--------------------------------------------------------------
Initial Sales Charge?            Yes. Payable at time of
                                 purchase. Lower sales
                                 charges available for larger
                                 investments.
--------------------------------------------------------------
Deferred Sales Charge?           No. (May be charged for
                                 purchases over $1 million
                                 that are redeemed within one
                                 year.)
--------------------------------------------------------------
Account Maintenance and          No.
Distribution Fees?



--------------------------------------------------------------
Redemption Fee:                  Yes, in the case of
                                 International FDP Fund -
                                 payable if you redeem within
                                 30 days of purchase. No, for
                                 all other Funds.
--------------------------------------------------------------



                               FDP SERIES, INC.


------------------------------------------------------------------------------------------------------------------------------
Conversion to Class A shares?    N/A                            Yes, automatically after       No.
                                                                approximately eight years
                                                                (ten years in the case of
                                                                Core Bond FDP Fund).
------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------
Conversion to Class A shares?    No



--------------------------------------------------------------



                               FDP SERIES, INC.

Your Account



Class A and Class I Shares -- Initial Sales Charge Options

If you select Class A or Class I shares, you will pay a sales charge at the time of purchase as shown in the following tables.

All Funds (Except Core Bond FDP Fund)


                                                                                     Dealer
                                                                                  Compensation
                                               As a % of       As a % of Your      as a % of
             Your Investment                Offering Price      Investment*      Offering Price
------------------------------------------ ------------------ ----------------- -----------------
Less than $25,000                                5.25%              5.54%             5.00%
------------------------------------------ ------------------ ----------------- -----------------
$25,000 but                                      4.75%              4.99%             4.50%
less than $50,000
------------------------------------------ ------------------ ----------------- -----------------
$50,000 but                                      4.00%              4.17%             3.75%
less than $100,000
------------------------------------------ ------------------ ----------------- -----------------
$100,000 but                                     3.00%              3.09%             2.75%
less than $250,000
------------------------------------------ ------------------ ----------------- -----------------
$250,000 but                                     2.00%              2.04%             1.80%
less than $1,000,000
------------------------------------------ ------------------ ----------------- -----------------
$1,000,000 and                                   0.00%              0.00%             0.00%
over**
------------------------------------------ ------------------ ----------------- -----------------


Core Bond FDP Fund


                                                                                     Dealer
                                                                                  Compensation
                                               As a % of       As a % of Your      as a % of
             Your Investment                Offering Price      Investment*      Offering Price
------------------------------------------ ------------------ ----------------- -----------------
Less than $25,000                                4.00%              4.17%             3.75%
------------------------------------------ ------------------ ----------------- -----------------
$25,000 but                                      3.75%              3.90%             3.50%
less than $50,000
------------------------------------------ ------------------ ----------------- -----------------
$50,000 but                                      3.25%              3.36%             3.00%
less than $100,000
------------------------------------------ ------------------ ----------------- -----------------
$100,000 but                                     2.50%              2.56%             2.25%
less than $250,000
------------------------------------------ ------------------ ----------------- -----------------
$250,000 but                                     1.50%              1.52%             1.25%
less than $1,000,000
------------------------------------------ ------------------ ----------------- -----------------
$1,000,000 and                                   0.00%              0.00%             0.00%
over**
------------------------------------------ ------------------ ----------------- -----------------


*    Rounded to the nearest one-hundredth percent.

** If you invest $1,000,000 or more in Class A or Class I shares, you may not pay an initial sales charge. In that case, the Investment Adviser compensates the selling dealer or other financial intermediary from its own funds. However, if you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds.

Right of Accumulation -- permits you to pay the sales charge that would apply to the original cost or current net asset value (whichever is higher) of all qualifying Class A, Class B, Class C and Class I shares taken together that you own in Select Pricing Funds.

Letter of Intent -- permits you to pay the sales charge that would apply if you add up all qualifying Class A, Class B, Class C and Class I shares of Select Pricing Funds that you agree to buy within a 13-month period. Certain restrictions apply.

The tables above show the reduced sales charges for which you may qualify when you purchase Class A or Class I shares of a Fund. You may qualify for these reductions through a single purchase or under a right of accumulation or letter of intent. These reductions will apply to the value of all qualifying holdings in Class A, Class B, Class


                               FDP SERIES, INC.

C or Class I shares of a Fund or other Select Pricing(SM) System mutual funds advised by the Investment Adviser or its affiliates ("Select Pricing Funds") owned by you, your spouse and/or your children under the age of twenty one. For this purpose, the value of your holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the higher of the current net asset value or original cost (including any sales charges paid) of all shares you already hold taken together. For purposes of the right of accumulation, you may not combine with your other holdings shares held in pension, profit sharing or other employee benefit plans if those shares are held in the name of a nominee or custodian.

In order to receive a reduced sales charge, at the time you purchase shares of a Fund or any other Select Pricing Fund, you should inform your financial adviser of any other Class A, Class B, Class C and/or Class I shares of the Fund or any other Select Pricing Fund owned by you, your spouse and/or your children under the age of twenty one. These may include shares held in accounts held at a selected securities dealer, or another broker-dealer or other financial intermediary, including personal accounts, certain retirement accounts, employee benefit plan accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which you are a beneficiary. Your financial adviser may request documentation -- including account statements and records of the original cost of the shares owned by you, your spouse and/or your children under the age of twenty one -- from you to show that you qualify for a reduced sales charge. You should retain these records because -- depending on where an account is held or the type of account -- a Fund, its Transfer Agent, and/or your financial adviser may not be able to maintain this information.

No initial sales charge applies to Class A or Class I shares that you buy through reinvestment of dividends.

A sales charge waiver on a purchase of Class A or Class I shares may also apply for:

     o Trusts managed by banks, thrifts or trust companies, including those affiliated with the Investment Adviser or its affiliates that meet certain conditions

     o Investment or central asset accounts sponsored by the Investment Adviser or its affiliates, or by selected securities dealers or other financial intermediaries that meet certain conditions

     o Employer-sponsored retirement or savings plans that meet certain eligibility requirements

     o Purchases using proceeds from the sale of certain affiliated closed-end funds that meet certain conditions

     o Investors, including directors or trustees of the Investment Adviser or its affiliates or of mutual funds sponsored by the Investment Adviser or its affiliates, employees or customers of the Investment Adviser or its affiliates, and employees or customers of selected securities dealers that meet certain qualifications


                               FDP SERIES, INC.

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at our web site at www.mutualfunds.ml.com and in the Statement of Additional Information, which is available on request.

Only certain investors are eligible to buy Class I shares. Your financial adviser can help you determine whether you are eligible to buy Class I shares.

If you decide to buy shares under the initial sales charge alternative and you are eligible to buy both Class A and Class I shares, you should buy Class I shares since Class A shares are subject to an annual 0.25% account maintenance fee, while Class I shares are not. The Distributor normally pays the annual 0.25% Class A account maintenance fee to dealers as a service fee on a monthly basis.

If you redeem Class A or Class I shares and, within 30 days, buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial adviser or the Funds' Transfer Agent at 1-800-637-3863.

Class B and Class C Shares -- Deferred Sales Charge Options

If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years after purchase, or Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.75% per year (or 0.50% for Class B shares and 0.55% for Class C shares in the case of Core Bond FDP Fund) and account maintenance fees of 0.25% per year for both classes of shares each year under distribution plans that each Fund has adopted under Rule 12b-1. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charge and the distribution fees to cover the costs of marketing, advertising and compensating the financial adviser who assists you in purchasing Fund shares.

The Distributor currently pays a sales concession of 4.00% of the purchase price of Class B shares to dealers from its own resources at the time of sale. The Distributor also normally pays the annual 0.25% Class B account maintenance fee to dealers as a service fee on a monthly basis. The Distributor normally retains the Class B shares distribution fee.

The Distributor currently pays dealers a sales concession of 1.00% of the purchase price of Class C shares from its own resources at the time of sale. The Distributor pays the annual 0.75% (or 0.55% in the case of Core Bond FDP
Fund) Class C shares distribution fee and the annual 0.25% Class C account maintenance fee as an ongoing concession and as a service fee, respectively, to dealers for Class C shares held for over a year and normally retains the Class C distribution fee and account maintenance fee during the first year after purchase. Under certain circumstances, the Distributor will pay the full Class C shares distribution fee and account maintenance fee to dealers beginning in the first year after purchase in lieu of paying the sales concession.


                               FDP SERIES, INC.

Class B Shares

If you redeem Class B shares within six years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

      Years Since Purchase                                Sales Charge*
      ------------------------------------------------- -------------------
      0 - 1                                                   4.00%
      ------------------------------------------------- -------------------
      1 - 2                                                   4.00%
      ------------------------------------------------- -------------------
      2 - 3                                                   3.00%
      ------------------------------------------------- -------------------
      3 - 4                                                   3.00%
      ------------------------------------------------- -------------------
      4 - 5                                                   2.00%
      ------------------------------------------------- -------------------
      5 - 6                                                   1.00%
      ------------------------------------------------- -------------------
      6 and thereafter                                        0.00%
      ------------------------------------------------- -------------------

* The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends are not subject to a deferred sales charge. Not all Select Pricing Funds have identical deferred sales charge schedules. If you exchange your shares for shares of another fund, the higher charge will apply.

The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:

o Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old

o Redemption by certain eligible 401(a) and 401(k) plans, certain related accounts, and certain retirement plan rollovers

o Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate

o Withdrawal through the systematic withdrawal plan offered by an affiliate of the Investment Adviser (Systematic Withdrawal Plan) of up to 10% per year of your Class B account value at the time the plan is established

Your Class B shares convert automatically into Class A shares approximately eight years after purchase (ten years in the case of Core Bond FDP Fund). Any Class B shares received through reinvestment of dividends paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for Federal income tax purposes.


                               FDP SERIES, INC.

As noted, different conversion schedules apply to Class B shares of different Select Pricing Funds. In general, Class B shares of a fixed income fund convert approximately ten years after purchase compared to approximately eight years for equity funds. If you acquire your Class B shares in an exchange from another fund with a shorter conversion schedule, the Funds' longer conversion schedule will apply. If you exchange your Class B shares in a Fund for Class B shares of a fund with a longer conversion schedule, the other fund's longer conversion schedule will apply. The length of time that you hold the original and exchanged Class B shares in both funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

Class C Shares

If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends. The deferred sales charge relating to Class C shares may be reduced or waived in connection with involuntary termination of an account in which Fund shares are held, withdrawals through a Systematic Withdrawal Plan and redemption of Class C shares by certain retirement plans.

Class C shares do not offer a conversion privilege.

Redemption Fee

The International FDP Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is paid to the International FDP Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the International FDP Fund. The redemption fee is imposed to the extent that the number of Fund shares redeemed within 30 days exceeds the number of Fund shares that have been held for more than 30 days. For redemptions of Fund shares acquired by exchange, your holding period for the shares exchanged will not be tacked on to the holding period for the Fund shares acquired in determining whether to apply the redemption fee. The redemption fee will not apply in the following circumstances:

     o    Redemptions resulting from death or disability

     o    Redemptions through a Systematic Withdrawal Plan

     o    Redemptions of shares purchased through an Automatic Investment Plan

     o    Redemptions of shares acquired through dividend reinvestment

     o Redemptions of shares held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended

     o Redemptions of shares held through the FDP Service that the Distributor determines are not designed to facilitate short-term trading




                               FDP SERIES, INC.

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
------------------------------------------------------------------------------

Shares of the Funds may only be purchased by participants in the FDP Service. The chart on the following pages summarizes how to buy, sell, transfer and exchange shares through your financial adviser. You may also sell, transfer and exchange shares through the Transfer Agent. To learn more about selling, transferring or exchanging shares through the Transfer Agent, call 1-800-637-3863. Because the selection of a mutual fund involves many considerations, your financial adviser may help you with this decision.

Because of the high costs of maintaining smaller shareholder accounts, the FDP Program may redeem the shares in your account (without charging any deferred sales charge) if the value of your investment in the FDP Program falls below the $20,000 minimum of the program due to redemptions you have made. You will be notified that the value of your FDP Program is less than $20,000 before the Program makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your FDP Program to at least $20,000 before the Program takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.


                               FDP SERIES, INC.


If You Want To       Your Choices                          Information Important for You to Know
----------------------------------------------------------------------------------------------------------------------------------
Buy Shares           First, select the share class         Refer to the Select Pricing(SM) System table on page [   ]. Be sure to
                     appropriate for you                   read this Prospectus carefully.
                     -------------------------------------------------------------------------------------------------------------
                     Next, determine the amount            The minimum initial investment for each Fund is $1,000 for all accounts
                     of your investment                    except:

                                                                o  $100 for retirement plans

                                                           (The minimums for initial investments may be waived under certain circumstances.)

                     -------------------------------------------------------------------------------------------------------------
                     Have your financial adviser submit    The price of your shares is based on the next calculation of net
                     your purchase order                   asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange
                                                           (generally, 4:00 p.m. Eastern time) will be priced at the net asset value determined that day.

                                                           Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Funds may reject any order to buy shares and may suspend the sale of shares at any time.
                                                           Merrill Lynch, an affiliate of the Investment Adviser, currently charges a processing fee of $5.35 in connection with orders placed through the FDP Service.
----------------------------------------------------------------------------------------------------------------------------------
Add to Your          Purchase additional shares            The minimum investment for additional purchases is generally $0.50
Investment                                                 except that retirement plans have a minimum additional purchase of $1.

                                                           (The minimums for additional purchases may be waived under certain circumstances.)
                     -------------------------------------------------------------------------------------------------------------
                     Acquire additional shares             All dividends are automatically reinvested without a sales charge.
                     through the automatic
                     dividend reinvestment plan
                     -------------------------------------------------------------------------------------------------------------
                     Participate in the automatic          You may invest a specific amount on a periodic basis through certain
                     investment plan                       investment or central asset accounts sponsored by the Investment
                                                           Adviser's affiliates.
----------------------------------------------------------------------------------------------------------------------------------
Transfer Shares      Transfer your Fund shares to          Contact your financial adviser or the Transfer Agent at 1-800-637-3863.
                     the Transfer Agent
----------------------------------------------------------------------------------------------------------------------------------
Sell Your Shares     Have your financial adviser           The price of your shares is based on the next calculation of net asset
                     submit your sales order               value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your dealer or other financial intermediary prior to that day's close of business on the New York Stock Exchange
                                                           (generally 4:00 p.m. Eastern time). Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

                                                           Merrill Lynch may charge a fee  of $5.35 to process redemptions of shares through the FDP Service.  No processing fee is charged if you redeem shares directly through the Transfer Agent.

                                                           The Funds may reject an order to sell shares under certain circumstances.
                     -------------------------------------------------------------------------------------------------------------


                               FDP SERIES, INC.


If You Want To       Your Choices                          Information Important for You to Know
----------------------------------------------------------------------------------------------------------------------------------
                     Sell through the Transfer             You may sell shares held at the Transfer Agent by writing to the
                     Agent                                 Transfer Agent at the address on the inside back cover of this prospectus. All shareholders on the account must sign the letter. A signature guarantee generally will be required but may be waived in certain limited circumstances. You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings association, national securities exchange and registered securities association. A notary public seal will not be acceptable.
                                                           The Transfer Agent will normally mail redemption proceeds
                                                           within seven days following receipt of a properly completed request.
                                                           If you make a redemption request before a Fund has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds. This delay usually will not exceed ten days.

                                                           You may also sell shares held at the Transfer Agent by telephone request if the amount being sold is less than $50,000 and if certain other conditions are met. Contact the Transfer Agent at 1-800-637-3863
                                                           for details.
----------------------------------------------------------------------------------------------------------------------------------
Sell Shares          Participate in a Fund's Systematic    You can choose to receive systematic payments from your Fund account
Systematically       Withdrawal                            either by check or through direct deposit to your bank account on a
                     Plan                                  monthly or quarterly basis. If you hold your Fund shares in a cash management account or retirement account offered by an affiliate of the Investment Adviser you can arrange for systematic redemptions of a fixed dollar amount on a monthly, bi-monthly, quarterly, semi-annual or annual basis, subject to certain conditions. Under either method you must have dividends automatically reinvested. For Class B and
                                                           Class C shares your total annual withdrawals cannot be more than 10%
                                                           per year of the value of your shares at the time your plan is established. The deferred sales charge is waived for systematic redemptions. Ask your financial adviser for details.
----------------------------------------------------------------------------------------------------------------------------------
Exchange Your        Select the fund into which you        You can exchange your Class A, Class B, Class C or Class I shares
Shares               want to exchange. Be sure to read     of a Fund for shares of the same class of other Select Pricing Funds.
                     that fund's prospectus                You must have held the shares used in the exchange for at least
                                                           15 calendar days before you can exchange to another fund.

                                                           Class A, Class B, Class C and Class I shares of each Fund are generally exchangeable for shares of the same class of another fund.
                                                           If you own Class I shares and wish to exchange into a fund in which you have no Class I shares (and are not eligible to purchase Class I shares), you will exchange into Class A shares.

                                                           Some of the Select Pricing Funds impose a different initial or deferred sales charge schedule. If you exchange Class A or Class I shares for shares of a fund with a higher initial sales charge than you originally paid, you will be charged the difference at the time of exchange. If you exchange Class B shares for shares of a fund with a different deferred sales charge schedule, the higher schedule will generally apply. The time you hold Class B or Class C shares in both funds will count when determining your holding period for calculating a deferred sales charge at redemption. If you held the exchanged shares of the International FDP Fund for 30 days or less you may also be charged a redemption fee. If you exchange Class
----------------------------------------------------------------------------------------------------------------------------------


                               FDP SERIES, INC.


If You Want To       Your Choices                          Information Important for You to Know
----------------------------------------------------------------------------------------------------------------------------------
                                                           A or Class I shares for money market fund shares, you will receive
                                                           Class A shares of Summit Cash Reserves Fund. Class B or Class C shares of a Fund will be exchanged for Class B shares of Summit Cash Reserves
                                                           Fund.

                                                           To exercise the exchange privilege contact your financial adviser or call the Transfer Agent at 1-800-637-3863.

                                                           Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.
----------------------------------------------------------------------------------------------------------------------------------


                               FDP SERIES, INC.

Short-Term Trading

Each Fund reserves the right to reject any purchase order, including exchanges. Short-term or excessive trading (sometimes known as "market timing") into and out of a Fund, particularly in larger amounts, may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may also dilute the value of the holdings of other shareholders of the Fund. Short-term or excessive trading may cause a Fund to retain more cash than the portfolio manager would normally retain in order to meet those redemptions or exchange requests. Accordingly, each Fund has adopted certain policies and procedures, which have been reviewed and approved by the Board of Directors, designed to deter such short-term or excessive trading. Shareholders may not exchange their shares of a Fund for shares of another mutual fund advised by the Investment Adviser or its affiliates unless they have held the shares to be used in the exchange for at least fifteen days. Each Fund will reject purchase orders from investors who have previously purchased or sold shares of the Fund within a fifteen-day period. The International FDP Fund generally charges a 2.00% redemption fee on redemptions made within 30 days of the purchase or exchange of shares. In addition, these Funds will reject purchase orders, including exchanges that fall both within and outside the fifteen day holding period, from market timers or other investors if Fund management in its discretion has determined that such orders are short-term or excessive, and will be disruptive to the applicable Fund. For these purposes, Fund management considers an investor's trading history in the Fund or other funds advised by the Investment Adviser or its affiliates, and accounts under common ownership or control. The Distributor has entered into agreements with respect to financial advisers and other financial intermediaries that maintain omnibus accounts with the Funds' Transfer Agent pursuant to which such financial advisers and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in a Fund's shares through such accounts.

Because the International FDP Fund may invest a substantial portion of its assets in foreign securities that may trade in markets that close some time before the time at which the Fund calculates its net asset value, the Fund is subject to the risks of time zone arbitrage -- a market timing strategy that seeks to take advantage of changes in the value of the Fund's portfolio holding during the period between the close of the markets in which the Fund's portfolio securities primarily trade and the close of the New York Stock Exchange. For this reason, the Fund may, at times, fair value its portfolio securities in order to deter such market timing. See "Your Account -- How Shares are Priced."

Each Fund applies these policies to all shareholders (except that there are certain conditions under which the redemption fee will not be assessed by the International FDP Fund. See "Your Account -- Pricing of Shares -- Redemption Fee.") However, Fund management may not be able to determine that a specific order, particularly with respect to orders made through omnibus accounts or 401(k) plans, is short-term or excessive, and will be disruptive to a Fund and so makes no representation that all such orders can or will be rejected.

Anti-Money Laundering Requirements

Each Fund is subject to the USA Patriot Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will


                               FDP SERIES, INC.

be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.


                               FDP SERIES, INC.

HOW SHARES ARE PRICED
------------------------------------------------------------------------------

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at the net asset value, minus any applicable deferred sales charge. The Funds calculate the net asset value of each class of their shares (generally by using market quotations) each day the New York Stock Exchange (the "Exchange") is open, as of the close of business on the Exchange based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by the Funds may trade on weekends or other days when the Funds do not price their shares. As a result, the Funds' net asset value may change on days when you will not be able to purchase or redeem Fund shares. The Fund's Board has adopted valuation procedures for the Funds and has delegated the day-to-day responsibility for fair value determinations to the Investment Adviser's Valuation Committee, or in certain cases to an independent pricing service.

Fund investments in the securities of U.S. issuers or in ADRs of foreign issuers that trade in the U.S. markets generally are priced as of the close of the Exchange based on the closing market prices of the securities. Generally, trading in foreign securities, as well as U.S. government securities and money market instruments and certain other fixed income securities, is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the Exchange that may not be reflected in the computation of a Fund's net asset value. If market quotations are not readily available or, in the Investment Adviser's judgment, do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or the market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects the fair value.

The Funds generally value fixed income portfolio securities using market prices provided by an independent pricing service approved by the Fund's Board. If market quotations are not readily available or, in the Investment Adviser's judgment, they do not accurately reflect fair value for a security that security may be valued by another method that the Board believes more accurately reflects the fair value. Fair value determinations for fixed income securities may be made by a Fund's independent pricing service using a matrix pricing system or by the Valuation Committee after consideration of the material factors that may affect the value of a particular security.

Fair value determinations by the Investment Adviser that materially affect a Fund's net asset value are subject to review, approval or ratification, as appropriate, by the Board. In determining whether current market prices are readily available or reliable, the Investment Adviser monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day, a corporate action or a company announcement) or events affecting securities markets generally (for example, market volatility or a natural disaster).


                               FDP SERIES, INC.

If, after the close of the principal market on which a security held by a Fund is traded and before the time as of which that Fund's net asset value is calculated that day, a significant event occurs that the Investment Adviser learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Investment Adviser will use its best judgment to determine a fair value for that security. The Investment Adviser believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be "fair valued" by an independent pricing service approved by the Board to take those factors into account.

The Funds' use of fair value pricing is designed to ensure that each Fund's net asset value reflects the value of its underlying portfolio securities as accurately as possible. There can be no assurance, however, that a fair valuation used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.

Generally, Class I shares will have the highest net asset value because that class has the lowest expenses, Class A shares will have a higher net asset value than Class B or Class C shares. Also, dividends paid on Class A and Class I shares will generally be higher than dividends paid on Class B and Class C shares because Class A and Class I shares have lower expenses.


                               FDP SERIES, INC.

Dividends -- Ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

"Buying a Dividend"

Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. The reason? If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.


DIVIDENDS AND TAXES
------------------------------------------------------------------------------

Each Fund other than Core Bond FDP Fund will distribute net investment income, if any, and net realized capital gains, if any, at least annually. Core Bond FDP Fund will distribute net investment income, if any, monthly and net realized capital gains, if any, at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value or may be taken in cash. If you would like to receive dividends in cash, contact your financial adviser or the Transfer Agent. Although this cannot be predicted with any certainty, the International
Fund, U.S. Growth Fund and U.S. Value Fund anticipate that the majority of their dividends, if any, will consist of capital gains. The Core Bond Fund intends to make distributions, most of which will be taxed as ordinary income, although the Fund may distribute capital gains as well. Capital gains may be taxable to you at different rates depending on how long a Fund held the assets sold.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from some foreign corporations, and long term capital gain are eligible for taxation at a reduced rate that applies to noncorporate shareholders. To the extent that a Fund's distributions are derived from qualifying dividend income and long term capital gain, such distributions will be eligible for taxation at the reduced rate. Dividends received by the International Fund from nonqualifying foreign corporations and paid to shareholders will not be eligible for taxation at the reduced rate. Likewise, distributions from the Core Bond Fund derived from income on debt securities in its portfolio will not qualify for taxation at the reduced rate applicable to qualifying dividend income.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, a Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by the Funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.


                               FDP SERIES, INC.

ELECTRONIC DELIVERY
------------------------------------------------------------------------------

Each Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live/ and follow the instructions. When you visit the site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


                               FDP SERIES, INC.

Management of the Funds

FUND ASSET MANAGEMENT
------------------------------------------------------------------------------

Fund Asset Management is the Fund's Investment Adviser and manages each Fund's investments under the overall supervision of the Board of Directors of the Funds. The Investment Adviser has delegated the responsibility for making all investment decisions for the Funds to different Sub-Advisers. The Investment Adviser has entered into a sub-advisory agreement with each Sub-Adviser, under which the Investment Adviser pays a fee for services it receives. With respect to International FDP Fund the Investment Adviser receives a fee at the annual rate of [o]% of the Fund's average daily net assets. With respect to U.S. Growth FDP Fund the Investment Adviser receives a fee at the annual rate of [o]% of the Fund's average daily net assets. With respect to U.S. Value FDP Fund the Investment Adviser receives a fee at the annual rate of [o]% of the Fund's average daily net assets. With respect to Core Bond FDP Fund, the Investment Adviser receives a fee at the annual rate of [o]% of the Fund's average daily net assets.

Fund Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. [Sub-adviser] Fund Asset Management and its affiliates, had approximately $[o] billion in investment company and other portfolio assets under management as of [o] 2005.

Conflicts of Interest

The investment activities of the Investment Adviser and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. The Investment Adviser provides investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. The Investment Adviser and its affiliates, and their directors, partners, trustees, managing members, officers and employees, make up a diversified global financial services firm involved with a broad spectrum of financial services and asset management activities, that may, for example, engage in the ordinary course of business in activities in which its interests or the interests of its clients may conflict with those of a Fund. The Investment Adviser and its affiliates' trading activities are carried out without reference to positions held directly or indirectly by a Fund and may result in the Investment Adviser and its affiliates having positions that are adverse to those of the Fund. The Investment Adviser and its affiliates are not under any obligation to share any investment opportunity, idea or strategy with a Fund. As a result, the Investment Adviser and its affiliates may compete with a Fund for appropriate investment opportunities. In addition, each Fund may invest in securities of companies with which the Investment Adviser and its affiliates have or are trying to develop investment banking relationships. Each Fund also may invest in securities of companies for which the Investment Adviser and its affiliates provide or may some day provide research coverage. Each Fund may also make brokerage and other payments to the Investment Adviser and its affiliates in connection with the Fund's portfolio investment transactions.

Under a securities lending program approved by the Funds' Board of Directors, each Fund has retained an affiliate of the Investment Adviser to serve as the securities lending agent for the Fund to the extent that the Fund engages in the securities lending program. For these services, the lending agent may receive a fee from the Fund, including a fee based on the returns earned on the Fund's investment of the cash received as collateral for the loaned securities. In addition, affiliates of the Investment Adviser are among the entities to which a Fund may lend its portfolio securities under the securities lending program.


                               FDP SERIES, INC.

The activities of the Investment Adviser and its affiliates, may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. See the Statement of Additional Information for further information.]

SUB-ADVISER
------------------------------------------------------------------------------

[         ], subadviser to the [         ] Fund

[Sub-Adviser and Portfolio Manager Information to be Provided by Subsequent Amendment]

For more information about each portfolio manager's compensation, other accounts managed and ownership of Fund shares, please see the Statement of Additional Information.


                               FDP SERIES, INC.

                                [CHART OMITTED]

           Flow Chart depicting the Fund and its service providers.


                               FDP SERIES, INC.

For More Information

Shareholder Reports

Additional information about each Fund's investments will be available in the Funds' Annual and Semi-Annual Reports. In the Fund's Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. After the Funds have commenced operations, you may obtain these reports at no cost at www.mutualfunds.ml.com or by calling [1-800-637-3863].

Each Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your financial adviser or other financial intermediary, or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and brokerage or mutual fund account number. If you have any questions, please call your financial adviser or other intermediary, or call the Transfer Agent at [1-800-637-3863].

Statement of Additional Information

The Statement of Additional Information contains further information about each Fund. The portions of the Statement of Additional Information relating to the Funds are incorporated by reference into (legally considered part of) this Prospectus. The portions of the Statement of Additional Information that do not relate to the Funds are not incorporated by reference, are not part of this Prospectus, and should not be relied on by investors in the Funds. You may obtain a free copy at www.mutualfunds.ml.com or by writing the Funds at [Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289] or by calling 1-800-637-3863.

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

Investment Company Act File #811- 21744
Code #[o]
(C)Fund Asset Management L.P.


Prospectus

[o], 2005

FDP Series, Inc.

  International FDP Fund
  U.S. Growth FDP Fund
  U.S. Value FDP Fund
  Core Bond FDP Fund




This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                               FDP SERIES, INC.

The information in this Statement of Additional Information is not complete and may be changed. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                             Subject to Completion
                Preliminary Statement of Additional Information
                              Dated April 1, 2005

                      STATEMENT OF ADDITIONAL INFORMATION

                               FDP SERIES, INC.

                           o INTERNATIONAL FDP FUND
                           o U.S. GROWTH FDP FUND
                           o U.S. VALUE FDP FUND
                           o CORE BOND FDP FUND

  P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

This Statement of Additional Information of International FDP Fund, U.S. Growth FDP Fund, U.S. Value FDP Fund and Core Bond FDP Fund (each, a "Fund" and collectively, the "Funds"), each a series of FDP Series, Inc. (the "Corporation"), is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated [o], 2005, which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained without charge, by calling 1-800-637-3863 or by writing to a Fund at the above address. The Funds' Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information has been incorporated by reference into the Funds' Prospectus.

               FUND ASSET MANAGEMENT, L.P. -- INVESTMENT ADVISER

                     FAM DISTRIBUTORS, INC. -- DISTRIBUTOR

       The date of this Statement of Additional Information is [o], 2005


                               FDP SERIES, INC.

                               Table Of Contents

Part I

Investment Objectives and Policies........................................I-1

Investment Restrictions...................................................I-4

Information on Directors and Officers.....................................I-6

Management and Advisory Arrangements......................................I-8

Information on Sales Charges and Distribution Related Expenses............I-9

Computation of Offering Price.............................................I-9

Portfolio Transactions and Brokerage.....................................I-10

Additional Information...................................................I-10

Financial Statements.....................................................I-12

Part II

Investment Risks and Considerations......................................II-1

Management and Other Service Arrangements...............................II-30

Purchase of Shares......................................................II-37

Redemption of Shares ...................................................II-43

Shareholder Services....................................................II-44

Pricing of Shares.......................................................II-48

Portfolio Transactions and Brokerage....................................II-49

Dividends and Taxes.....................................................II-52

Performance Data........................................................II-55

Proxy Voting Policies and Procedures....................................II-57

General Information.....................................................II-59

Appendix A................................................................A-1

                  PART I: INFORMATION ABOUT FDP SERIES, INC.

Part I of this Statement of Additional Information sets forth information about the International FDP Fund, the U.S. Growth FDP Fund, the U.S. Value FDP Fund and the Core Bond FDP Fund, each a series of the Corporation. It includes information about the Corporation's Board of Directors, the advisory services provided to and the management fees paid by each Fund, and information about other fees to be paid by and services to be provided to each Fund. This Part I should be read in conjunction with the Funds' Prospectus and those portions of
Part II of this Statement of Additional Information that pertain to each Fund.

I. Investment Objectives and Policies

International FDP Fund

The investment objective of the International FDP Fund is long-term capital growth. This is a non-fundamental policy of the International FDP Fund and may be changed by the Board of Directors without shareholder approval. The International FDP Fund expects to invest primarily in large cap companies. The International FDP Fund is classified as a diversified fund under the Investment Company Act of 1940, as amended (the "Investment Company Act"). There can be no guarantee that the International FDP Fund's investment objective will be achieved.

The International FDP Fund seeks to achieve its investment objective through investments primarily in equity securities of companies located outside the United States. For purposes of the International FDP Fund's policies, an issuer ordinarily will be considered to be located in the country under the laws of which it is organized or where the primary trading market of its securities is located. The International FDP Fund, however, may also consider a company to be located in a country, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such country. The International FDP Fund also may consider investment companies to be located in the country or countries in which they primarily make their portfolio investments.

While it is the policy of the International FDP Fund generally not to engage in trading for short-term gains, Fund management will effect portfolio transactions without regard to holding period, if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions.

The International FDP Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Under present conditions, Fund management does not believe that these considerations will have any significant effect on its portfolio strategy, although there can be no assurance in this regard.

The International FDP Fund may invest in the securities of non-U.S. issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. However, they would generally be subject to the same risks as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the United States and Europe and are designed for use throughout the world. The International FDP Fund may invest in unsponsored ADRs, EDRs and GDRs. The issuers of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States, and therefore, there may be no correlation between such information and the market value of such securities.

The U.S. Growth FDP Fund

The investment objective of the U.S. Growth FDP Fund is long-term capital growth. This is a non-fundamental policy of the U.S. Growth FDP Fund and may be changed by the Board of Directors without shareholder approval. The U.S. Growth FDP Fund seeks to achieve this investment objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. The U.S. Growth FDP Fund also may invest up to 10% of its assets in equity securities of companies located in countries other than the United States. The U.S. Growth FDP Fund is classified as a diversified fund under the Investment Company Act. There can be no guarantee that the U.S. Growth FDP Fund's investment objective will be achieved.

For purposes of the U.S. Growth FDP Fund's policies, an issuer ordinarily will be considered to be located in the country under the laws of which it is organized or where the primary trading market of its securities is located. The U.S. Growth FDP Fund, however, may also consider a company to be located in a country, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such country. The U.S. Growth FDP Fund also may consider investment companies to be located in the country or countries in which they primarily make their portfolio investments.

Under normal circumstances, the U.S. Growth FDP Fund will invest at least 80% of its net assets in equity securities of companies located in the United States. For this purpose, net assets include any borrowings for investment purposes. The U.S. Growth FDP Fund seeks to invest in equity securities that Fund management believes have above-average earnings prospects, i.e., are likely to experience consistent earnings growth over time.

Investment emphasis is on equities, primarily common stock. The U.S. Growth FDP Fund also may invest in securities convertible into common stock, preferred stock and rights and warrants to subscribe for common stock. The U.S. Growth FDP Fund may invest in U.S. Government debt securities and, to a lesser extent, in non-convertible debt securities rated investment grade by a nationally recognized statistical ratings organization, although it typically will not invest in any debt securities to a significant extent.

The U.S. Growth FDP Fund may hold assets in cash or cash equivalents and investment grade, short-term securities, including money market securities, in such proportions as, in the opinion of Fund management, prevailing market or economic conditions warrant or for temporary defensive purposes.

The U.S. Growth FDP Fund may, without limit, make short-term investments, purchase high quality bonds or buy or sell derivatives to reduce exposure to equity securities when the U.S. Growth FDP Fund believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of shares of the U.S. Growth FDP Fund.

The U.S. Value FDP Fund

The investment objective of the U.S. Value FDP Fund is long-term capital growth. This is a non-fundamental policy of the U.S. Value FDP Fund and may be changed by the Board of Directors without shareholder approval. The U.S. Value FDP Fund seeks to achieve this investment objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. The U.S. Value FDP Fund also may invest up to 10% of its assets in equity securities of companies located in countries other than the United States. The U.S. Value FDP Fund is classified as a diversified fund under the Investment Company Act. There can be no guarantee that the U.S. Value FDP Fund's investment objective will be achieved.

For purposes of the U.S. Value FDP Fund's policies, an issuer ordinarily will be considered to be located in the country under the laws of which it is organized or where the primary trading market of its securities is located. The U.S. Value FDP Fund, however, may also consider a company to be located in a country, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such country. The U.S. Value FDP Fund also may consider investment companies to be located in the country or countries in which they primarily make their portfolio investments.

Under normal circumstances, the U.S. Value FDP Fund will invest at least 80% of its net assets in equity securities of companies located in the United States. For this purpose, net assets include any borrowings for investment purposes. The U.S. Value FDP Fund seeks to invest in equity securities that Fund management believes are selling at below-normal valuations; i.e., securities with lower price-to-book ratios and lower price-to-earnings ratios. Fund management assesses a company's worth using several factors, such as financial resources, value of assets, sales and earnings growth, product development, quality of management and overall business prospects. A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. Fund management's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

Investment emphasis is on equities, primarily common stock. The U.S. Value FDP Fund also may invest in securities convertible into common stock, preferred stock and rights and warrants to subscribe for common stock. The U.S. Value FDP Fund may invest in U.S. Government debt securities and, to a lesser extent, in non-convertible debt securities rated investment grade by a nationally recognized statistical ratings organization, although it typically will not invest in any debt securities to a significant extent.

The U.S. Value FDP Fund may hold assets in cash or cash equivalents and investment grade, short-term securities, including money market securities, in such proportions as, in the opinion of Fund management, prevailing market or economic conditions warrant or for temporary defensive purposes.

The U.S. Value FDP Fund may, without limit, make short-term investments, purchase high quality bonds or buy or sell derivatives to reduce exposure to equity securities when the U.S. Value FDP Fund believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of shares of the U.S. Value FDP Fund.

Core Bond FDP Fund

The primary investment objective of the Core Bond FDP Fund is to provide shareholders with current income. As a secondary objective, the Core Bond FDP Fund seeks capital appreciation when consistent with its primary objective. These investment objectives are non-fundamental policies of the Core Bond FDP Fund and may be changed by the Board of Directors without shareholder approval. The Core Bond FDP Fund seeks to achieve its objectives by investing in a diversified portfolio of fixed-income securities, such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. There can be no assurance that the objectives of the Core Bond FDP Fund can be achieved. The Core Bond FDP Fund is classified as diversified under the Investment Company Act.

The securities in the Core Bond FDP Fund will be varied from time to time depending upon the judgment of Fund management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. The Core Bond FDP Fund does not intend to invest in common stocks, rights or other equity securities, but the Core Bond FDP Fund may acquire or hold such securities when such securities are acquired in unit offerings with fixed-income securities or in connection with an amendment, waiver, or conversion or exchange of fixed-income securities, or in connection with the bankruptcy or workout of a distressed fixed-income security, or upon the exercise of a right or warrant obtained on account of a fixed-income security.

Under normal circumstances, the Core Bond FDP Fund invests at least 80% of its net assets in fixed-income securities. For this purpose, net assets include any borrowings for investment purposes.

The Fund invests primarily in fixed income securities rated in the four highest rating categories by at least one of the recognized rating agencies, or in unrated securities of equivalent credit quality. Bonds rated in the lowest of these categories are considered to have some speculative characteristics. The Core Bond FDP Fund may invest up to 10% of its net assets in securities that are rated below the four highest rating categories by each of the rating agencies (i.e., junk bonds) or in unrated securities of equivalent credit quality. The financial risk of the Core Bond FDP Fund should be minimized by the quality of the bonds in which it will invest, but the long maturities that typically provide the best yields will subject the Core Bond FDP Fund to possible substantial price changes resulting from market yield fluctuations. Fund management strategy may attempt to mitigate adverse price changes and optimize favorable price changes through active trading that shifts the maturity and/or quality structure of the Core Bond FDP Fund within the Core Bond FDP Fund's overall investment guidelines. Under unusual market or economic conditions, the Core Bond FDP Fund, for temporary defensive or other purposes, may invest up to 100% of its net assets in obligations issued or guaranteed by the United States Government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by an established rating agency or other fixed-income securities deemed by Fund management to be consistent with a defensive posture, or the Core Bond FDP Fund may hold its assets in cash.

II.  Investment Restrictions

The Corporation, on behalf of each Fund, has adopted restrictions and policies relating to the investment of each Fund's assets and its activities. Certain of the restrictions are fundamental policies of each Fund and may not be changed without the approval of the holders of a majority of that Fund's outstanding voting securities (which for this purpose and under the Investment Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or
(ii) more than 50% of the outstanding shares). The Corporation, on behalf of each Fund, has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Directors without shareholder approval.

Set forth below are each Fund's fundamental and non-fundamental investment restrictions. Unless otherwise provided, all references below to the assets of a Fund are in terms of current market value.

Under its fundamental investment restrictions, each Fund (unless otherwise noted) may not:

(1) Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act.

(2) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

(3) Make investments for the purpose of exercising control or management. Investments by the U.S. Growth FDP Fund, the U.S. Value FDP Fund and the International FDP Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

(4) Purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(5) Make loans to other persons, except (i) that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, (ii) a Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Funds' Prospectus and Statement of Additional Information, as they may be amended from time to time and (iii) as may otherwise be permitted by an exemptive order issued to the Corporation by the Securities and Exchange Commission. (With respect to the Core Bond FDP Fund, for purposes of this restriction, corporate debt securities include corporate loans purchased in the secondary market).

(6) Issue senior securities to the extent such issuance would violate applicable law.

(7) Borrow money, except that (i) a Fund may borrow in amounts up to 33? % of its total assets (including the amount borrowed), (ii) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a

Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Fund may purchase securities on margin to the extent permitted by applicable law. A Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by each Fund's investment policies as set forth in the Funds' Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

(8) Underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

(9) Purchase or sell commodities or contracts on commodities, except to the extent that a Fund may do so in accordance with applicable law and the Funds' Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

Under its non-fundamental investment restrictions, each Fund (unless otherwise noted) may not:

(a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, a Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time that Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.

(b) Make short sales of securities or maintain a short position, except to the extent permitted by the Prospectus or applicable law.

(c) Invest in securities that cannot be readily resold or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, in the ordinary course of business within seven days at approximately current value, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Board of Directors of the Corporation has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Board of Directors are not subject to the limitations set forth in this investment restriction.

(d) With respect to each Fund, notwithstanding fundamental investment restriction (7) above, borrow money or pledge its assets, except that each Fund (a) may borrow as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33? % (taken at market value) of its total assets and pledge its assets to secure such borrowing, (b) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while borrowings are outstanding will have the effect of leveraging a Fund, as applicable. Such leveraging or borrowing increases the exposure of a Fund to capital risk and borrowed funds are subject to interest costs which will reduce net income. Each Fund will not purchase securities while borrowing exceeds 5% of its total assets.

(e) With respect to each of the U.S. Growth FDP Fund and the U.S. Value FDP Fund, change its policy of investing, under normal circumstances, at least 80% of its assets in securities of companies located in the United States as defined in the Prospectus, unless the U.S. Growth FDP Fund or the U.S. Value FDP Fund provides shareholders with at least 60 days' prior written notice of such change. With respect to the Core Bond FDP Fund, change its policy of investing under normal circumstances at least 80% of its assets in fixed-income securities without providing shareholders with at least 60 days' prior written notice of such change.

Except with respect to investment restriction (7) above, if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

For purposes of investment restriction (2) above, the Funds use the classifications and sub-classifications of Morgan Stanley Capital
International as a guide to identify industries.

In addition, as a non-fundamental policy that may be changed by the Board of Directors and to the extent required by the Commission or its staff, each Fund will, for purposes of fundamental investment restriction (1) above, treat securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.

III.  Information on Directors and Officers

The Directors of the Corporation consist of [ ] individuals, [ ] of whom are not "interested persons" of the Corporation as defined in the Investment Company Act (the "non-interested Directors"). The Directors are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

Each non-interested Director is a member of the Corporation's Audit Committee (the "Audit Committee"). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Funds' independent accountants, including the resolution of disagreements regarding financial reporting between Fund management and such independent accountants. The Audit Committee's responsibilities include, without limitation, to (i) review with the independent accountants the arrangements for and scope of annual and special audits and any other services provided by the independent accountants to the Funds; (ii) discuss with the independent accountants certain matters relating to the Funds' financial statements, including any adjustment to such financial statements recommended by such independent accountants or any other results of any audit; (iii) ensure that the independent accountants submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent accountants any relationships or services disclosed in the statement that may impact the objectivity and independence of the Fund's independent accountants and recommend that the Board take appropriate action in response thereto to satisfy itself of the independent accountants' independence; and (iv) consider the comments of the independent accountants with respect to the quality and adequacy of the Funds' accounting and financial reporting policies and practices and internal controls and Fund management's responses thereto. The Board of the Corporation has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties.

Each non-interested Director is also a member of the Corporation's Nominating Committee. The principal responsibilities of the Nominating Committee are to identify individuals qualified to serve as non-interested Directors of the Corporation and to recommend its nominees for consideration by the full Board. While the Nominating Committee is solely responsible for the selection and nomination of the Corporation's non-interested Directors, the Nominating Committee may consider nominations for the office of Director made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Corporation that include biographical information and set forth the qualifications of the proposed nominee.

     Biographical Information

Certain biographical and other information relating to the non-interested Directors of the Corporation is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Investment Adviser, Merrill Lynch Investment Managers, L.P. ("MLIM") and its affiliates ("MLIM/FAM-advised funds") and other public directorships:


                                                                                       Number of
                                                                   Principal           MLIM/FAM-
                        Position(s) Held    Term of Office**     Occupation(s)     advised Funds and
 Name, Address* and         with the         and Length of      During Past Five       Portfolios            Public
   Age of Director        Corporation         Time Served            Years              Overseen         Directorships
 ------------------     ----------------    ----------------    ----------------   -----------------     -------------


[To be filed by subsequent amendment.]





---------------------
* The address of each non-interested Director is P.O. Box 9095, Princeton, New Jersey 08543-9095.
** Each Director serves until his or her successor is elected and qualified, or until his or her death, resignation, or removal as provided in the Corporation's by-laws or charter or by statute, or until December 31 of the year in which he or she turns 72.
***  Chairman of the Board and the Audit Committee.

Certain biographical and other information about the Director who is an officer and an "interested person" of the Corporation as defined in the Investment Company Act (the "interested Director") and the other officers of the Corporation is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the MLIM/FAM-advised funds and public directorships held:


                                                                                       Number of
                                                                   Principal       MLIM/FAM- advised
                        Position(s) Held    Term of Office**     Occupation(s)         Funds and
 Name, Address* and         with the         and Length of      During Past Five       Portfolios            Public
         Age              Corporation         Time Served            Years              Overseen         Directorships
 ------------------     ----------------    ----------------    ----------------   -----------------     -------------


[To be filed by subsequent amendment.]








--------------------
*    The address of each officer is P.O. Box 9011, Princeton, New Jersey
     08543-9011.
** Elected by and serves at the pleasure of the Board of Directors of the Corporation.
***  [      ] is an "interested person, as defined in the Investment Company
     Act, of the Funds based on his current positions with FAM, MLIM, Princeton Services and Princeton Administrators.
**** As a Director, [     ] serves until his successor is elected and
     qualified or until December 31 of the year in which he turns 72, or until his death, resignation, or removal as provided in the Corporation's by-laws or charter or by statute.

     Share Ownership

Information relating to each Director's share ownership in the Corporation and in all registered funds in the MLIM/FAM-advised funds that are overseen by the respective Director ("Supervised Funds") as of December 31, 2004 is set forth in the chart below:


                                            Aggregate Dollar Range of Equity in     Aggregate Dollar Range of Securities
            Name of Director                             the Funds                          in Supervised Funds
---------------------------------------     ------------------------------------    ------------------------------------

[To be filed by subsequent amendment.]      None.                                   [          ]


Directors of the Corporation may purchase Class I shares of the Funds at net asset value.

As of _____________, 2005, the officers and Directors as a group owned an aggregate of less than 1% of the outstanding shares of the Corporation. As of December 31, 2004, none of the non-interested Directors of the Corporation or their immediate family members owned beneficially or of record any securities in Merrill Lynch & Co., Inc. ("ML & Co.").

     Compensation of Directors

Each non-interested Director receives an aggregate annual retainer of $[ ] for his or her services to the MLIM/FAM-advised funds. The portion of the annual retainer allocated to each MLIM/FAM-advised fund is determined quarterly based on the relative net assets of each fund. In addition, each non-interested Director receives a fee for each in-person Board meeting attended and each in-person Audit Committee meeting attended. The aggregate annual per-meeting
fees paid to each non-interested Director total $[     ], for all
MLIM/FAM-advised funds for which that Director serves and are allocated equally among those funds. The Chairman of the Audit Committee receives an
additional annual retainer in the amount of $[     ], which is paid quarterly
and allocated to each MLIM/FAM-advised fund for which such Co-Chairman provides services, based on the relative net assets of each such fund.

The following table shows the compensation the Corporation expects to pay the
non-interested Directors for their first fiscal year of service ended [    ],
2005 and the aggregate compensation paid to them by all MLIM/FAM-advised funds for the calendar year ended December 31, 2004.

                                            Pension or
                                            Retirement
                                             Benefits            Aggregate
                                            Accrued as          Compensation
                         Aggregate         Part of the            from the
                        Compensation          Funds           MLIM/FAM-advised
      Name             From the Funds        Expenses             funds**
----------------  ---------------------- -----------------   -----------------

[To be filed by subsequent amendment.]





--------------
*    Chairman of the Board and the Audit Committee.
**   For the number of MLIM/FAM-advised funds from which each Director
     receives compensation, see chart on p. [      ].

IV.  Management and Advisory Arrangements

The Corporation, on behalf of each Fund, has entered into an investment advisory agreement with FAM, as Investment Adviser (the "Investment Advisory Agreement"). The Investment Adviser receives for its services to each Fund monthly compensation (the "Investment Advisory Fee") at the annual rate of [o]% of the average daily net assets of the International FDP Fund; at an annual rate of [o]% of the average daily net assets of the U.S. Growth FDP Fund; at the annual rate of [o]% of the average daily net assets of the U.S. Value FDP Fund and at the annual rate of [o]% of the average daily net assets of the Core Bond FDP Fund.

The Investment Adviser with respect to each Fund has entered into a sub-advisory agreement (each, a "Sub-Advisory Agreement") with the sub-advisers set forth below, pursuant to which the sub-adviser provides certain investment advisory services to the Investment Adviser with respect to a Fund.

Fund                             Sub-Adviser
----                             -----------

International FDP Fund
U.S. Growth FDP Fund
U.S. Value FDP Fund
Core Bond FDP Fund

     Investment Advisory Agreement

[To be provided by subsequent amendment]

     Sub-Advisory Agreements

[To be provided by subsequent amendment]

     Transfer Agency Services

As of the date of this Statement of Additional Information, the Funds have not made any payments to Financial Data Services, Inc. for transfer agency services.

     Accounting Services

As of the date of this Statement of Additional Information, the Funds have not made any payments to State Street Bank and Trust Company or to the Investment Adviser for accounting services.

V.  Information on Sales Charges and Distribution Related Expenses

As of the date of this Statement of Additional Information, the Fund had not made any payments pursuant to its Distribution Plans.

VI.  Computation of Offering Price

An illustration of the computation of the offering price for Class A, Class B, Class C and Class I shares of each Fund (except the Core Bond FDP Fund) based on a hypothetical investment of $10,000 in each class of shares is set forth below.


                                             Class A       Class B      Class C       Class I
                                            ---------     ---------    ----------    ----------
 Net Assets
 Number of Shares Outstanding
 Net Assets Value Per share (net assets
   divided by number of shares
   outstanding)
 Sales charge (for Class I and
   Class A Shares:  5.25% of
   offering price; 5.54% of net
   asset value per share)*                                       **            **
 Offering Price


--------------------------
  * Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
  ** Class B and Class C Shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares" herein.


Core Bond FDP Fund

An illustration of the computation of the offering price for Class A, Class B, Class C and Class I shares of the Core Bond FDP Fund based on a hypothetical investment of $10,000 in each class of shares is set forth below.


                                             Class A       Class B      Class C       Class I
                                            ---------     ---------    ----------    ----------
 Net Assets
 Number of Shares Outstanding
 Net Assets Value Per share (net assets
   divided by number of shares
   outstanding)
 Sales charge (for Class I and
   Class A Shares:  4.00% of
   offering price; 4.17% of net
   asset value per share)*                                       **            **
 Offering Price


------------------------------

  * Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.

 ** Class B and Class C Shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares" herein.

VII.  Portfolio Transactions and Brokerage

See Part II "Portfolio Transactions and Brokerage" of this Statement of Additional Information for more information.

As of the date of this Statement of Additional Information, the Funds have not paid any brokerage commissions or securities lending fees.

VIII.  Additional Information

     Description of Shares

The Corporation is a Maryland corporation incorporated on March 31, 2005. It has an authorized capital of 1,600,000,000 shares of Common Stock, par value $.10 per share, divided into four series known as International FDP Fund, U.S. Growth FDP Fund, U.S. Value FDP Fund and Core Bond FDP Fund. Each Fund consists of

400,000,000 shares. Each of the Funds is divided into four classes: Class A, Class B, Class C and Class I. Each class of shares of each Fund consist of 100,000,000 shares.

It is anticipated that FAM and ____________ will be the initial shareholders of each Fund. Such shares will be acquired for investment and can only be disposed of by redemption. It is expected that the Funds will bear some or all of its offering and/or organizational expenses. To the extent the organizational expenses of a Fund are paid by such Fund, they will be expensed and immediately charged to net asset value.

Prior to the offering of the Funds' shares, FAM will be each Fund's sole shareholder and deemed a controlling person of such Fund.

     Principal Shareholders

As of [        ], 2005, ______________ owned 100% of each Fund's outstanding shares.

                      STATEMENT OF ASSETS AND LIABILITIES

                           International FDP Fund of
                               FDP Series, Inc.

                      Statement of Assets and Liabilities
                                [     ], 2005


ASSETS:
Cash                                                                                                       $[       ]
                                                                                                        --------------

     Total assets                                                                                          $[       ]
                                                                                                        --------------
LIABILITIES:
Liabilities and accrued expenses                                                                           $[       ]
                                                                                                        --------------

Net Assets applicable to investor's interest in the Company (Note 1)                                       $[       ]
                                                                                                        --------------

NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $.10 par value, [        ] shares authorized

Class B Shares of Common Stock, $.10 par value, [        ] shares authorized

Class C Shares of Common Stock, $.10 par value, [        ] shares authorized

Class I Shares of Common Stock, $.10 par value, [        ] shares authorized

Paid-in Capital in excess of par

NET ASSET VALUE:                                                                                           $[       ]
                                                                                                        --------------

---------------------
Notes to Statement of Assets and Liabilities.

(1)  FDP Series, Inc. (the "Company") was organized as a Maryland series
     corporation on [   ], 2005 and is registered under the Investment Company
     Act of 1940 as an open-end management investment company. To date, the Company has not had any transactions other than those relating to organizational matters, and a $100,000 capital contribution to the Company.

(2) The Company has entered into a management agreement with Fund Asset Management, L.P. (the "Investment Adviser"). The Investment Adviser receives a fee from the International FDP Fund series at the annual rate
     of [   ]% of the average daily net assets of the series. Certain officers and/or Directors of the Company are officers and/or directors of the Investment Adviser and the Distributor.

(3)  The Investment Adviser, on behalf of the Company, will incur organization
     costs estimated at $[    ].

(4) The International FDP Fund's statement of assets and liabilities is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

                      STATEMENT OF ASSETS AND LIABILITIES

                            U.S. Growth FDP Fund of
                               FDP Series, Inc.

                      Statement of Assets and Liabilities
                                [     ], 2005


ASSETS:
Cash                                                                                                       $[       ]
                                                                                                        --------------

      Total assets                                                                                         $[       ]
                                                                                                        --------------
LIABILITIES:
Liabilities and accrued expenses                                                                           $[       ]
                                                                                                        --------------

Net Assets applicable to investor's interest in the Company (Note 1)                                       $[       ]
                                                                                                        --------------

NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $.10 par value, [ ] shares authorized

Class B Shares of Common Stock, $.10 par value, [ ] shares authorized

Class C Shares of Common Stock, $.10 par value, [ ] shares authorized

Class I Shares of Common Stock, $.10 par value, [ ] shares authorized

Paid-in Capital in excess of par

NET ASSET VALUE:                                                                                           $[       ]
                                                                                                        --------------

---------------------
Notes to Statement of Assets and Liabilities.

(1)  FDP Series, Inc. (the "Company") was organized as a Maryland series
     corporation on [   ], 2005 and is registered under the Investment Company
     Act of 1940 as an open-end management investment company. To date, the Company has not had any transactions other than those relating to organizational matters, and a $100,000 capital contribution to the Company.

(2) The Company has entered into a management agreement with Fund Asset Management, L.P. (the "Investment Adviser"). The Investment Adviser receives a fee from the U.S. Growth FDP Fund series at the annual rate of
     [   ]% of the average daily net assets of the series. Certain officers and/or Directors of the Company are officers and/or directors of the Investment Adviser and the Distributor.

(3)  The Investment Adviser, on behalf of the Company, will incur organization
     costs estimated at $[    ].

(4) The U.S. Growth FDP Fund's statement of assets and liabilities is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

                      STATEMENT OF ASSETS AND LIABILITIES

                            U.S. Value FDP Fund of
                               FDP Series, Inc.

                      Statement of Assets and Liabilities
                                [     ], 2005


ASSETS:
Cash                                                                                                       $[       ]
                                                                                                        --------------

      Total assets                                                                                         $[       ]
                                                                                                        --------------
LIABILITIES:
Liabilities and accrued expenses                                                                           $[       ]
                                                                                                        --------------

Net Assets applicable to investor's interest in the Company (Note 1)                                       $[       ]
                                                                                                        --------------

NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $.10 par value, [ ] shares authorized

Class B Shares of Common Stock, $.10 par value, [ ] shares authorized

Class C Shares of Common Stock, $.10 par value, [ ] shares authorized

Class I Shares of Common Stock, $.10 par value, [ ] shares authorized

Paid-in Capital in excess of par

NET ASSET VALUE:                                                                                           $[       ]
                                                                                                        --------------

---------------------
Notes to Statement of Assets and Liabilities.

(1)  FDP Series, Inc. (the "Company") was organized as a Maryland series
     corporation on [   ], 2005 and is registered under the Investment Company
     Act of 1940 as an open-end management investment company. To date, the Company has not had any transactions other than those relating to organizational matters, and a $100,000 capital contribution to the Company.

(2) The Company has entered into a management agreement with Fund Asset Management, L.P. (the "Investment Adviser"). The Investment Adviser receives a fee from the U.S. Value FDP Fund series at the annual rate of
     [   ]% of the average daily net assets of the series. Certain officers and/or Directors of the Company are officers and/or directors of the Investment Adviser and the Distributor.

(3)  The Investment Adviser, on behalf of the Company, will incur organization
     costs estimated at $[    ].

(4) The U.S. Value FDP Fund's statement of assets and liabilities is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

                      STATEMENT OF ASSETS AND LIABILITIES

                             Core Bond FDP Fund of
                               FDP Series, Inc.

                      Statement of Assets and Liabilities
                                 [    ], 2005


ASSETS:
Cash                                                                                                       $[       ]
                                                                                                        --------------

      Total assets                                                                                         $[       ]
                                                                                                        --------------
LIABILITIES:
Liabilities and accrued expenses                                                                           $[       ]
                                                                                                        --------------

Net Assets applicable to investor's interest in the Company (Note 1)                                       $[       ]
                                                                                                        --------------

NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $.10 par value, [ ] shares authorized

Class B Shares of Common Stock, $.10 par value, [ ] shares authorized

Class C Shares of Common Stock, $.10 par value, [ ] shares authorized

Class I Shares of Common Stock, $.10 par value, [ ] shares authorized

Paid-in Capital in excess of par

NET ASSET VALUE:                                                                                           $[       ]
                                                                                                        --------------

---------------------
Notes to Statement of Assets and Liabilities.

(1)  FDP Series, Inc. (the "Company") was organized as a Maryland series
     corporation on [   ], 2005 and is registered under the Investment Company
     Act of 1940 as an open-end management investment company. To date, the Company has not had any transactions other than those relating to organizational matters, and a $100,000 capital contribution to the Company.

(2) The Company has entered into a management agreement with Fund Asset Management, L.P. (the "Investment Adviser"). The Investment Adviser receives a fee from the Core Bond FDP Fund series at the annual rate of
     [    ]% of the average daily net assets of the series. Certain officers and/or Directors of the Company are officers and/or directors of the Investment Adviser and the Distributor.

(3)  The Investment Adviser, on behalf of the Company, will incur organization
     costs estimated at $[    ].

(4) The Core Bond FDP Fund's statement of assets and liabilities is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

                                    PART II

Part II of this Statement of Additional Information contains information about the FDP Series, Inc. (the "Corporation") including each series of the
Corporation: International FDP Fund ("International Fund"), U.S. Growth FDP Fund ("Growth Fund"), U.S. Value FDP Fund ("Value Fund") and Core Bond FDP Fund ("Bond Fund") (each a "Fund" and collectively, the "Funds").

The Corporation is organized as a Maryland corporation. Shares of common stock are referred to herein as "Common Stock," holders of Common Stock are referred to as "shareholders," the directors of the Corporation are referred to as "Directors." Fund Asset Management, L.P. ("FAM") is the investment adviser of each Fund and is referred to as the "Investment Adviser," and the investment advisory agreement applicable to the Funds is referred to as the "Investment Advisory Agreement." With respect to each Fund, the Investment Adviser has entered into a separate sub-advisory agreement (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") with an investment adviser as identified in the Funds' Prospectus (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). The Corporation's Articles of Incorporation, together with all amendments thereto, is referred to as its "charter." The Investment Company Act of 1940, as amended, is referred to herein as the "Investment Company Act" and the Securities and Exchange Commission is referred to as the "Commission."



                      INVESTMENT RISKS AND CONSIDERATIONS

Set forth below are descriptions of some of the types of investments and investment strategies that one or more of the Funds may use, and the risks and considerations associated with those investments and investment strategies. Please see the Funds' Prospectus and Part I, Section I "Investment Objectives and Policies" of the Funds' Statement of Additional Information for a complete description of each Fund's investment policies and risks. Information contained in this section about the risks and considerations associated with a Fund's investments and/or investment strategies applies only to those Funds specifically identified as making each type of investment or using each investment strategy (each, a "Covered Fund"). Information that does not apply to a Covered Fund does not form a part of that Covered Fund's Statement of Additional Information and should not be relied on by investors in the Covered Fund. Only information that is clearly identified as applicable to a Covered Fund is considered to form a part of that Covered Fund's Statement of Additional Information.


---------------------------------------------------------------------------------------------------------------------------------
                                             International Fund        Growth Fund          Value Fund           Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
144 A Securities                                       X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities                                                                                              X
---------------------------------------------------------------------------------------------------------------------------------
Borrowing and Leverage                                 X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
Convertible Securities                                 X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
Debt Securities                                        X                                                             X
---------------------------------------------------------------------------------------------------------------------------------
Depository Receipts                                    X                    X                   X
---------------------------------------------------------------------------------------------------------------------------------
Derivatives                                            X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
   Hedging                                             X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
   Indexed and Inverse Floating Rate                   X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
   Swap Agreements                                     X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
   Interest Rate Swaps, Caps and Floors                                                                              X
---------------------------------------------------------------------------------------------------------------------------------
   Credit Default Swap Agreements                                                                                    X
---------------------------------------------------------------------------------------------------------------------------------
   Credit Linked Securities                                                                                          X
---------------------------------------------------------------------------------------------------------------------------------
   Total Return Swap Agreements                                                                                      X
---------------------------------------------------------------------------------------------------------------------------------
   Options on Securities and Securities
   Indices                                             X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
   Types of Options                                    X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
   Call Options                                        X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
   Put Options                                         X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
   Options on Government National Mortgage
   Association ("GNMA") Certificates                                                                                 X
---------------------------------------------------------------------------------------------------------------------------------
   Futures                                             X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
   Foreign Exchange Transactions                       X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
     Forward Foreign Exchange Transactions             X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
     Currency Futures                                  X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
     Currency Options                                  X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
     Limitations on Currency Hedging                   X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
     Risk Factors in Hedging Foreign                   X                    X                   X                    X
     Currency Risks
---------------------------------------------------------------------------------------------------------------------------------
   Risk Factors in Derivatives                         X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
     Credit Risk                                       X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
     Currency Risk                                     X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
     Leverage Risk                                     X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
     Liquidity Risk                                    X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
   Additional Risk Factors of OTC
   Transactions; Limitations on the use of
   OTC Derivatives                                     X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
Dollar Rolls                                                                                                         X
---------------------------------------------------------------------------------------------------------------------------------
Foreign Investment Risks                               X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
   Foreign Market Risk                                 X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
   Foreign Economy Risk                                X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
   Currency Risk and Exchange Risk                     X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
   Governmental Supervision and Regulation
   / Accounting Standards                              X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
   Certain Risks of Holding Fund Assets
   Outside the United States                           X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
   Settlement Risk                                     X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
Illiquid or Restricted Securities                      X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
Initial Public Offering                                X                    X                   X
---------------------------------------------------------------------------------------------------------------------------------
Inflation-indexed Bonds                                                                                              X
---------------------------------------------------------------------------------------------------------------------------------
Investment in Emerging Markets                         X                                                             X
---------------------------------------------------------------------------------------------------------------------------------
   Restriction on Certain Investments                  X
---------------------------------------------------------------------------------------------------------------------------------
Investment in Other Investment Companies               X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
Junk Bonds                                             X                                                             X
---------------------------------------------------------------------------------------------------------------------------------
Mortgage-Related Securities                                                                                          X
---------------------------------------------------------------------------------------------------------------------------------
   Mortgage Backed Securities                                                                                        X
---------------------------------------------------------------------------------------------------------------------------------
   Mortgage Pass-Through Securities                                                                                  X
---------------------------------------------------------------------------------------------------------------------------------
   Collateralized Mortgage Obligations
   ("CMOs")                                                                                                          X
---------------------------------------------------------------------------------------------------------------------------------
   Adjustable Rate Mortgage Securities                                                                               X
---------------------------------------------------------------------------------------------------------------------------------
   CMO Residuals                                                                                                     X
---------------------------------------------------------------------------------------------------------------------------------
   Stripped Mortgage Backed Securities                                                                               X
---------------------------------------------------------------------------------------------------------------------------------
   Tiered Index Bonds                                                                                                X
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Related Securities                         X                    X                   X
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs")                X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements and Purchase and Sale            X                    X                   X                    X
   Contracts
---------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                                                                                        X
---------------------------------------------------------------------------------------------------------------------------------



                                     II-2



---------------------------------------------------------------------------------------------------------------------------------
                                             International Fund        Growth Fund          Value Fund           Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
Securities Lending                                     X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
Securities of Smaller or Emerging Growth
   Companies                                           X                    X                   X
---------------------------------------------------------------------------------------------------------------------------------
Short Sales                                                                 X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
Sovereign Debt                                         X                                                             X
---------------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements                          X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
Stripped Securities                                                                                                  X
---------------------------------------------------------------------------------------------------------------------------------
Supranational Entities                                                                                               X
---------------------------------------------------------------------------------------------------------------------------------
Utility Industries                                     X                    X                   X
---------------------------------------------------------------------------------------------------------------------------------
Warrants                                               X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
When Issued Securities, Delayed Delivery
   Securities and Forward Commitments                  X                    X                   X                    X
---------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Securities                                                                                               X
---------------------------------------------------------------------------------------------------------------------------------



144A Securities. A Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Directors have determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Corporation's Directors. The Directors have adopted guidelines and delegated to Fund management the daily function of determining and monitoring liquidity of restricted securities. The Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Directors will carefully monitor a Fund's investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

Asset-Backed Securities. Asset-backed securities are "pass-through" securities, meaning that principal and interest payments made by the borrower on the underlying assets (such as credit card receivables) are passed through to a Fund. The value of asset-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed-income securities because of their potential for prepayment. The price paid by a Fund for its asset-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases asset-backed securities at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a longer term security. Since longer-term securities generally fluctuate more widely in response to changes in interest rates than shorter term securities, maturity extension risk could increase the inherent volatility of the Fund.

Borrowing and Leverage. Each Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to settle securities transactions. Most Funds will not purchase securities at any time when borrowings exceed 5% of their total assets, except (a) to honor prior commitments or (b) to exercise subscription rights when outstanding borrowings have been obtained exclusively for settlements of other securities transactions. Certain Funds may also borrow in order to make investments. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging increases the Fund's exposure to capital risk, and borrowed funds are subject to interest costs that will reduce net income. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund that can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends will be reduced. In the latter case, Fund management in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Corporation's shareholders of maintaining the leveraged position will outweigh the current reduced return.

Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede Fund management from managing a Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

Each Fund may at times borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

Convertible Securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

The characteristics of convertible securities make them appropriate investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

In analyzing convertible securities, Fund management will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, a Fund is authorized to enter into foreign currency hedging transactions in which it may seek to reduce the effect of such fluctuations.

Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities' investment value.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a "Cash-Settled Convertible"), (ii) a combination of separate securities chosen by Fund management in order to create the economic characteristics of a convertible security, i.e., a fixed income security paired with a security with equity conversion features, such as an option or warrant (a "Manufactured Convertible") or (iii) a synthetic security manufactured by another party.

Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by Fund management by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income ("fixed income component") or a right to acquire equity securities ("convertibility component"). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features ("equity features") granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total "market value" of such a Manufactured Convertible is the sum of the values of its fixed income component and its convertibility component.

More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, Fund management may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. Fund management may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when Fund management believes such a Manufactured Convertible would better promote a Fund's objective than alternate investments. For example, Fund management may combine an equity feature with respect to an issuer's stock with a fixed income security of a different issuer in the same industry to diversify the Fund's credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, "combined" to create a Manufactured Convertible. For example, the Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event a Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Debt Securities. Debt securities, such as bonds, involve credit risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund's investment in that issuer. Credit risk is reduced to the extent a Fund limits its debt investments to U.S. Government securities. All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts. A Fund may invest in the securities of foreign issues in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts ("ADRs") are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in unsponsored Depository Receipts. The issuers of unsponsored Depository Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Derivatives

Each Fund may use instruments and trading strategies referred to as derivative securities ("Derivatives"). Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the Standard & Poor's ("S&P") 500 Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Each Fund may use Derivatives for hedging purposes. Certain Funds may also use derivatives to seek to enhance returns. The use of a Derivative is speculative if the Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When the Fund invests in a Derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that Derivative, which may sometimes be greater than the Derivative's cost. No Fund may use any Derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Hedging. Hedging is a strategy in which a Derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a Derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the Derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the Derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to hedge effectively its portfolio. There is also a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or a related option. There can be no assurance that a Fund's hedging strategies will be effective. No Fund is required to engage in hedging transactions and each Fund may choose not to do so.

A Fund may use Derivative instruments and trading strategies including the following:

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that yield a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, the Fund's return on such securities will be subject to risk with respect to the value of the particular index. Interest and principal payable on the securities may also be based on relative changes among particular indices. Also, a Fund may invest in so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations with shorter-term maturities or which contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of the Fund's net assets. Fund management believes that indexed and inverse floating obligations represent flexible portfolio management instruments for a Fund that allow the Fund to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Fund may invest in indexed and inverse securities for hedging purposes only or to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of such an adverse movement, a Fund may be required to pay substantial additional margin to maintain the position.

Swap Agreements. A Fund may enter into swap agreements, including interest rate and index swap agreements, for purposes of attempting to obtain a particular desired return at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of the Fund's portfolio.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on Fund management's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Restrictions imposed by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. The swaps market is largely unregulated. It is possible that development in the swap market, including potential government regulation, could adversely affect Fund management's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

See "Credit Default Swap Agreements" and "Interest Rate Swaps, Caps and Floors" below for further information on particular types of swap agreements that may be used by certain Funds.

Interest Rate Swaps, Caps and Floors. A Fund may enter into interest rate swaps, which are over-the-counter contracts in which each party agrees to make a periodic payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset.

In order to hedge the value of a Fund's portfolio against interest rate fluctuations or to enhance a Fund's income, a Fund may enter into various transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund generally will use these transactions primarily as a hedge and not as a speculative investment. However, a Fund may also invest in interest rate swaps to enhance income or to increase the Fund's yield during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).

A Fund usually will enter into interest rate swap transactions on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes, Fund management believes that such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the interest rate swap transaction is entered into on other than a net basis, the full amount of a Fund's obligations will be accrued on a daily basis, and the full amount of the Fund's obligations will be maintained in a segregated account by the Fund's custodian.

In an interest rate swap, a Fund exchanges with another party their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. For example, if a Fund holds a mortgage backed security with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable a Fund to offset a decline in the value of the mortgage backed security due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if a Fund holds a mortgage backed security with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

A Fund also may engage in interest rate transactions in the form of purchasing or selling interest rate caps or floors. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

Typically the parties with which a Fund will enter into interest rate transactions will be broker-dealers and other financial institutions. A Fund will enter into interest rate swap, cap or floor transactions only with counterparties that are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by Fund management to be equivalent to such rating. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market. Caps and floors, however, are less liquid than swaps. Certain Federal income tax requirements may limit a Fund's ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders will be taxable as ordinary income or, in certain circumstances, as long term capital gains to shareholders.

Credit Default Swap Agreements and Similar Instruments. A Fund may enter into credit default swap agreements and similar agreements, and may also buy credit linked securities. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by a Fund. The protection "buyer" in a credit default contract may be obligated to pay the protection "seller" an up front or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, a Fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Credit default swaps involve greater risks than if a Fund had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. A Fund will enter into credit default swap agreements only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by Fund management to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to a Fund. When a Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay to the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund's investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of

1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund's obligations will be accrued on a daily basis, and the full amount of the Fund's obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Options on Securities and Securities Indices. A Fund may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an "index"), such as an index of the price of treasury securities or an index representative of short term interest rates.

Types of Options. A Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below.

Call Options. Each Fund may purchase call options on any of the types of securities or instruments in which it may invest. A purchased call option gives a Fund the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. A Fund also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

Each Fund also is authorized to write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which a Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund enters into a closing purchase transaction. A closing purchase transaction cancels out a Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining.

Each Fund also is authorized to write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, a Fund must deposit and maintain sufficient margin with the broker dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. In addition, in connection with each such transaction a Fund will segregate unencumbered liquid securities or cash with a value at least equal to the Fund's exposure (the difference between the unpaid amounts owed by the Fund on such transaction minus any collateral deposited with the broker dealer), on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Fund's portfolio. Such segregation will not limit the Fund's exposure to loss. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase a Fund's income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by a Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, a Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, a Fund will lose the difference.

Put Options. Each Fund is authorized to purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, a Fund acquires a right to sell such underlying securities or instruments at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A Fund also may purchase uncovered put options.

Each Fund also has authority to write (i.e., sell) put options on the types of securities or instruments that may be held by the Fund, provided that such put options are covered, meaning that such options are secured by segregated, liquid instruments. A Fund will receive a premium for writing a put option, which increases the Fund's return. A Fund will not sell puts if, as a result, more than 50% of the Fund's assets would be required to cover its potential obligations under its hedging and other investment transactions.

Each Fund is also authorized to write (i.e., sell) uncovered put options on securities or instruments in which it may invest but that the Fund does not currently have a corresponding short position or has not deposited cash equal to the exercise value of the put option with the broker dealer through which it made the uncovered put option as collateral. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. A Fund has the obligation to buy the securities or instruments at an agreed upon price if the securities or instruments decrease below the exercise price. If the securities or instruments price increases during the option period, the option will expire worthless and a Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price. In connection with such transaction, a Fund will segregate unencumbered liquid securities or cash with a value at least equal to the Fund's exposure, on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Fund's portfolio. Such segregation will not limit the Fund's exposure to loss.

Options on Government National Mortgage Association ("GNMA") Certificates. The following information relates to unique characteristics of options on GNMA Certificates. Since the remaining principal balance of GNMA Certificates declines each month as a result of mortgage payments, a Fund, as a writer of a GNMA call holding GNMA Certificates as "cover" to satisfy its delivery obligation in the event of exercise, may find that the GNMA Certificates it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, a

Fund will purchase additional GNMA Certificates from the same pool (if obtainable) or other GNMA Certificates in the cash market in order to maintain its "cover."

A GNMA Certificate held by a Fund to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. If this should occur, a Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace such Certificate with a certificate which represents cover. When a Fund closes its position or replaces such Certificate, it may realize an unanticipated loss and incur transaction costs.

Futures. A Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

The sale of a futures contract limits a Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or a Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

A Fund is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices in connection with its hedging activities. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund entered into futures transactions. A Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

The Funds' Investment Adviser has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA") pursuant to Rule 4.5 under the CEA. Fund management is not, therefore, subject to registration or regulation as a "commodity pool operator" under the CEA and each Fund is operated so as not to be deemed to be a "commodity pool" under the regulations of the Commodity Futures Trading Commission.

Foreign Exchange Transactions. A Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or, with respect to certain Funds, to seek to enhance returns. Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund may also sell a call option that, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a "straddle"). By selling such a call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. "Straddles" of the type that may be used by a Fund are considered to constitute hedging transactions and are consistent with the policies described above. No Fund will attempt to hedge all of its foreign portfolio positions.

Forward Foreign Exchange Transactions. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position or, with respect to certain Funds, to seek to enhance returns. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk.

Currency Futures. A Fund may also seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "Futures" above. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options. A Fund may also seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

Limitations on Currency Hedging. Most Funds will not speculate in Currency Instruments, although certain Funds may use such instruments to seek to enhance returns. Accordingly, a Fund will not hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). A Fund will only enter into a cross-hedge if Fund management believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

Risk Factors in Hedging Foreign Currency Risks. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While a Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

In connection with its trading in forward foreign currency contracts, a Fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, a Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Fund of any profit potential or force the Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the Fund.

It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

Risk Factors in Derivatives

Derivatives are volatile and involve significant risks, including:

Credit Risk -- the risk that the counterparty on a Derivative transaction will be unable to honor its financial obligation to a Fund, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations.

Currency Risk -- the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage Risk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Use of Derivatives for hedging purposes involves correlation risk. If the value of the Derivative moves more or less than the value of the hedged instruments, a Fund will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.

A Fund intends to enter into transactions involving Derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Derivative without incurring substantial losses, if at all.

Certain transactions in Derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose a Fund to potential losses, which exceed the amount originally invested by the Fund. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

Certain Derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. A Fund will, therefore, acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which Fund management anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Derivatives traded in OTC markets only with financial institutions that have investment grade credit ratings (or in some cases substantial capital) or that have provided the Fund with a third-party guaranty or other credit enhancement.

Dollar Rolls. A Fund may enter into dollar rolls, in which the Fund will sell or buy securities for delivery in the current month and simultaneously contract to repurchase or resell substantially similar (the same type and coupon) securities on a specified future date from the same party. During the roll period, a Fund forgoes principal and interest paid on the securities sold. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities subject to a Fund's forward purchase commitment may decline below the price of the securities the Fund has sold. In the event the buyer of the securities files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the current sale portion of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the similar securities in the forward transaction. Dollar rolls are speculative techniques that can be deemed to involve leverage. A Fund will engage in dollar roll transactions to enhance return and not for the purpose of borrowing. Each dollar roll transaction is accounted for as a sale of a portfolio security and a subsequent purchase of a substantially similar security in the forward market.

Foreign Investment Risks

Foreign Market Risk. Funds that may invest in foreign securities offer the potential for more diversification than a Fund that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund's ability to purchase or sell foreign securities or transfer the Fund's assets or income back into the United States, or otherwise adversely affect a Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

Currency Risk and Exchange Risk. Securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of a Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company's financial condition.

Certain Risks of Holding Fund Assets Outside the United States. A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes thereby reducing the amount available for distribution to shareholders.

Illiquid or Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund's assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund's operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

A Fund may invest in securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund's investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict the Fund's ability to conduct portfolio transactions in such securities.

Initial Public Offering Risk. The volume of initial public offerings and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If initial public offerings are brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end of year value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal on maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if the Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

In general, the measure used to determine the periodic adjustment of U.S. inflation-indexed bonds is the CPI for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculate by the applicable government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

An increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Investment in Emerging Markets. Certain Funds may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit a Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for a Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected markets.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund's acquisition or disposal of securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. In accordance with the Investment Company Act, a Fund may invest up to 10% of its total assets in securities of other investment companies, not more than 5% of which may be invested in any one such company. In addition, under the Investment Company Act, a Fund may not own more than 3% of the total outstanding voting stock of any investment company. These restrictions on investments in securities of investment companies may limit opportunities for a Fund to invest indirectly in certain developing countries. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.

Investment in Other Investment Companies. Each Fund may invest in other investment companies, including exchange traded funds. In accordance with the Investment Company Act, a Fund may invest up to 10% of its total assets in securities of other investment companies. In addition, under the Investment Company Act a Fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Fund's total assets may be invested in securities of any investment company. Each Fund has received an exemptive order from the Commission permitting it to invest in affiliated registered money market funds and in an affiliated private investment company without regard to such limitations, provided however, that in all cases the Fund's aggregate investment of cash in shares of such investment companies shall not exceed 25% of the Fund's total assets at any time. As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

Junk Bonds. Junk bonds are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Fund management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high-risk investments that may cause income and principal losses for a Fund. The major risks in junk bond investments include the following:

         o Junk bonds may be issued by less creditworthy companies. These securities are vulnerable to adverse changes in the issuer's industry and to general economic conditions. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.

         o The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer's ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability of additional financing.

         o Junk bonds are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations.

         o Junk bonds frequently have redemption features that permit an issuer to repurchase the security from a Fund before it matures. If an issuer redeems the junk bonds, a Fund may have to invest the proceeds in bonds with lower yields and may lose income.

         o Prices of junk bonds are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

         o Junk bonds may be less liquid than higher rated fixed income securities even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of a Fund's portfolio securities than in the case of securities trading in a more liquid market.

         o A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Mortgage-Related Securities

Mortgage-Backed Securities. Investing in mortgage-backed securities involves certain unique risks in addition to those generally associated with investing in the real estate industry in general. These unique risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Mortgage-backed securities are "pass-through" securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to a Fund. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by a Fund for its mortgage backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.

To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of the Fund. Under certain interest rate and prepayment scenarios, a Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.

Mortgage Pass-Through Securities. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae"), or by government sponsored enterprises, such as the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"); (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by the institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of Federal Housing Administration ("FHA")-insured or Veterans' Administration ("VA")-guaranteed mortgages.

Obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U. S. government. In the case of obligations not backed by the full faith and credit of the U.S. government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Fannie Mae and Freddie Mac may borrow from the U.S. Treasury to meet its obligations, but the U.S. Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

Private mortgage pass-through securities are structured similarly to Ginnie Mae, Fannie Mae, and Freddie Mac mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, Fund management determines that the securities meet a Fund's quality standards.

Collateralized Mortgage Obligations ("CMOs"). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs also include REMICs.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral, which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Commission, and a Fund may invest in the securities of such issuers without the limitations imposed by the Investment Company Act on investments by a Fund in other investment companies. In addition, in reliance on an earlier Commission interpretation, a Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the Investment Company Act on acquiring interests in other investment companies. In order to be able to rely on the Commission's interpretation, these CMOs must be unmanaged, fixed asset issuers, that: (1) invest primarily in mortgage-backed securities; (2) do not issue redeemable securities; (3) operate under general exemptive orders exempting them from all provisions of the Investment Company Act; and (4) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Fund selects CMOs that cannot rely on the rule or do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

A Fund may also invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs ("PAC bonds"), sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing market index or rate. Typical indices would include the eleventh district cost-of-funds index ("COFI"), LIBOR, one-year Treasury yields, and ten-year Treasury yields.

Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities ("ARMs") are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM's maximum rate, the ARM's coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

Certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-related securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act. CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Stripped Mortgage Backed Securities. A Fund may invest in stripped mortgage backed securities ("SMBSs") issued by agencies or instrumentalities of the United States. SMBSs are derivative multi-class mortgage backed securities. SMBS arrangements commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common variety of SMBS is where one class (the principal only or PO class) receives some of the interest and most of the principal from the underlying assets, while the other class (the interest only or IO class) receives most of the interest and the remainder of the principal. In the most extreme case, the IO class receives all of the interest, while the PO class receives all of the principal. While a Fund may purchase securities of a PO class, a Fund is more likely to purchase the securities of an IO class. The yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets, and a rapid rate of principal payments in excess of that considered in pricing the securities will have a material adverse effect on an IO security's yield to maturity. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its initial investment in IOs. In addition, there are certain types of IOs that represent the interest portion of a particular class as opposed to the interest portion of the entire pool. The sensitivity of this type of IO to interest rate fluctuations may be increased because of the characteristics of the principal portion to which they relate. As a result of the above factors, a Fund generally will purchase IOs only as a component of so called "synthetic" securities. This means that purchases of IOs will be matched with certain purchases of other securities, such as POs, inverse floating rate CMOs or fixed rate securities; as interest rates fall, presenting a greater risk of unanticipated prepayments of principal, the negative effect on a Fund because of its holdings of IOs should be diminished somewhat because of the increased yield on the inverse floating rate CMOs or the increased appreciation on the POs or fixed rate securities. IOs and POs are considered by the staff of the Commission to be illiquid securities and, consequently, a Fund will not invest in IOs or POs in an amount which, taken together with the Fund's other investments in illiquid securities, exceeds 15% of the Fund's net assets.

Tiered Index Bonds. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

Real Estate Related Securities. Although no Fund may invest directly in real estate, certain Funds may invest in equity securities of issuers that are principally engaged in the real estate industry. Therefore, an investment in a Fund is subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying a Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. Investments by a Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

In addition, if a Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund's ability to retain its tax status as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code").

Real Estate Investment Trusts ("REITs"). Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs must also meet certain requirements under the Code to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act. REITs are also subject to the risk of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in certain REITs involves risks similar to those associated with investing in small capitalization companies. These REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as these REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

Repurchase Agreements and Purchase and Sale Contracts. A Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Repurchase agreements and purchase and sale contracts may be entered into only with financial institutions which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. Under such agreements, the other party agrees, upon entering into the contract with a Fund, to repurchase the security at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, although such return may be affected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, a Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement; the Fund does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with disposition of the collateral.

A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that securities are owned by the Fund. In the event of a default under such a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Fund would be dependent upon intervening fluctuations of the market values of such securities and the accrued interest on the securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. A Fund may not invest in repurchase agreements or purchase and sale contracts maturing in more than seven days if such investments, together with the Fund's other illiquid investments, would exceed 15% of the Fund's net assets.

Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed date and price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with its approved custodian containing cash, cash equivalents or liquid high grade debt securities having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligations to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Securities Lending. Each Fund may lend securities with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. A Fund receives the income on the loaned securities. Where a Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where a Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund's yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. A Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, a Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. A Fund could also experience delays and costs in gaining access to the collateral. Each Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. Each Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates and to retain an affiliate of the Fund as lending agent.

Securities of Smaller or Emerging Growth Companies. Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. Fund management believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. Full development of these companies and trends frequently takes time.

Small cap and emerging growth securities will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by a Fund of portfolio securities to meet redemptions or otherwise may require the Fund to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in Fund management's judgment, such disposition is not desirable.

While the process of selection and continuous supervision by Fund management does not, of course, guarantee successful investment results, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small cap and emerging growth companies requires specialized research and analysis. In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.

Small companies are generally little known to most individual investors although some may be dominant in their respective industries. Fund management believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. A Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but Fund management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the Federal government by means of price controls, regulations or litigation.

Short Sales. Certain Funds may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. When a Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

A Fund secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. With respect to the uncovered short positions, a Fund is required to deposit similar collateral with its custodian, if necessary, to the extent that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which the Fund borrowed the security, regarding payment over of any payments received by the Fund on such security, a Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

Because making short sales in securities that it does not own exposes a Fund to the risks associated with those securities, such short sales involve speculative exposure risk. As a result, if a Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. There can be no assurance that a Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.

A Fund may also make short sales "against the box" without being subject to the limitations imposed on other short sale transactions. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government entity's policy towards the International Monetary Fund and the political constraints to which a government entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to government entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Standby Commitment Agreements. A Fund may enter into standby commitment agreements. These agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to that Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Fund. A Fund will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. A Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from any appreciation in the value of the security during the commitment period.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Stripped Securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or "IO" security) and the other to receive the principal payments (the principal only or "PO" security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.

Supranational Entities. A Fund may invest in debt securities of supranational entities as defined above. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Utility Industries

Risks that are intrinsic to the utility industries include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate relief. Certain of the issuers of securities held in the Fund's portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.

Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

The nature of regulation of the utility industries is evolving both in the United States and in foreign countries. In recent years, changes in regulation in the United States increasingly have allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. Competition and deregulation should result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable. Reduced profitability, as well as new uses of funds (such as for expansion, operations or stock buybacks) could result in cuts in dividend payout rates. Fund management seeks to take advantage of favorable investment opportunities that may arise from these structural changes. Of course, there can be no assurance that favorable developments will occur in the future.

Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to those in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the United States, generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that may cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

A Fund's investment policies are designed to enable it to capitalize on evolving investment opportunities throughout the world. For example, the rapid growth of certain foreign economies will necessitate expansion of capacity in the utility industries in those countries. Although many foreign utility companies currently are government-owned, thereby limiting current investment opportunities for a Fund, Fund management believes that, in order to attract significant capital for growth, foreign governments are likely to seek global investors through the privatization of their utility industries. Privatization, which refers to the trend toward investor ownership of assets rather than government ownership, is expected to occur in newer, faster-growing economies and in mature economies. Of course, there is no assurance that such favorable developments will occur or that investment opportunities in foreign markets for the Fund will increase.

The revenues of domestic and foreign utility companies generally reflect the economic growth and development in the geographic areas in which they do business. Fund management will take into account anticipated economic growth rates and other economic developments when selecting securities of utility companies.

Warrants. Warrants are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

When Issued Securities, Delayed Delivery Securities and Forward Commitments. A Fund may purchase or sell securities that it is entitled to receive on a when issued basis. A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. No Fund has established any limit on the percentage of its assets that may be committed in connection with these transactions. When a Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Fund's purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

Zero Coupon Securities. Certain Funds may invest in zero coupon securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity on the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received income ("phantom income") annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently, which fluctuation increases the longer the period to maturity. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. A Fund accrues income with respect to these securities for Federal income tax and accounting purposes prior to the receipt of cash payments. Zero coupon securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals.

In addition to the above-described risks, there are certain other risks related to investing in zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, a Fund's investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund's portfolio. Further, to maintain its qualification for pass-through treatment under the Federal tax laws, a Fund is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to income accrued but not yet received. The required distributions will result in an increase in a Fund's exposure to such securities.

Suitability (All Funds)

The economic benefit of an investment in any Fund depends upon many factors beyond the control of the Fund and Fund management. Each Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in a Fund will depend upon, among other things, such investor's investment objectives and such investor's ability to accept the risks associated with investing in securities, including the risk of loss of principal.

Investment Restrictions (All Funds)

See Part I, Section II "Investment Restrictions" of the Funds' Statement of Additional Information for the specific fundamental and non-fundamental investment restrictions adopted by each Fund. In addition to those investment restrictions, each Fund is also subject to the restrictions discussed below.

The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Fund has adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of any such transaction, the sum of the market value of OTC options currently outstanding that are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Fund and margin deposits on the Fund's existing OTC options on financial futures contracts exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund that are illiquid or are not otherwise readily marketable. However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of any Fund and may be amended by the Board of Directors of the Corporation without the approval of the Corporation's shareholders. However, no Fund will change or modify this policy prior to the change or modification by the Commission staff of its position.

Each Fund's investments will be limited in order to allow the Fund to qualify as a "regulated investment company" for purposes of the Code. See "Dividends and Taxes -- Taxes." To qualify, among other requirements, each Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer or qualified publicly traded partnerships, as defined in the Code, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. Foreign government securities (unlike U.S. government securities) are not exempt from the diversification requirements of the Code and the securities of each foreign government issuer are considered to be obligations of a single issuer. These tax-related limitations may be changed by the Directors of the Corporation to the extent necessary to comply with changes to the Federal tax requirements. A Fund that is "diversified" under the Investment Company Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets.



                   MANAGEMENT AND OTHER SERVICE ARRANGEMENTS

Directors and Officers

See Part I, Section III "Information on Directors and Officers," "-- Biographical Information," "-- Share Ownership" and "-- Compensation of Directors" of the Funds' Statement of Additional Information for biographical and certain other information relating to the Directors and officers of the Corporation, including Directors' compensation.

Management Arrangements

Management Services. The Investment Adviser provides each Fund with investment advisory and management services. The Investment Adviser has, in turn, retained a Sub-Adviser to provide day-to-day investment advisory and management services to each Fund. Subject to the supervision of the Directors and the Investment Adviser, each Sub-Adviser is responsible for the actual management of a Fund's portfolio and reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the applicable Sub-Adviser. The Investment Adviser supervises the activities of each Sub-Adviser and performs certain of the other administrative services. Each of the Investment Adviser and the Sub-Advisers provides such office space, facilities, equipment and personnel as are necessary for its role in management of the applicable Fund.

Management Fees. The Corporation, on behalf of each Fund, has entered into a management agreement with the Investment Adviser, pursuant to which the Investment Adviser receives for its services to the Fund monthly compensation at an annual rate based on the average daily net assets of the Fund. The Investment Adviser pays all fees associated with its retention of the Sub-Advisers. For information regarding specific fee rates for a Fund, see
Part I, Section IV "Management and Advisory Arrangements" of the Funds' Statement of Additional Information.

Sub-Advisory Fees. The Investment Adviser has entered into a Sub-Advisory Agreement with each Sub-Adviser identified in the Funds' Prospectus pursuant to which each Sub-Adviser provides sub-advisory services to the Investment Adviser with respect to the applicable Fund. For information relating to any fee rates to be paid by the Investment Adviser to each Sub-Adviser pursuant to each Sub-Advisory Agreement, see Part I, Section IV "Management and Advisory Arrangements" of the Funds' Statement of Additional Information.

Payment of Fund Expenses. The Investment Advisory Agreement obligates the Investment Adviser to provide management services and to pay all compensation of and furnish office space for officers and employees of a Fund connected with investment and economic research, trading and investment management of the Fund and supervision of the Sub-Advisers, as well as the fees of all Directors of the Corporation who are interested persons of the Fund. Pursuant to the Sub-Advisory Agreements, the Sub-Advisers are obligated to bear all expenses in connection with the performance of their services under the applicable agreement. Each Fund pays all other expenses incurred in the operation of that Fund, including among other things: taxes; expenses for legal and auditing services; costs of preparing, printing and mailing proxies, shareholder reports, prospectuses and statements of additional information, except to the extent paid by FAM Distributors, Inc. (the "Distributor"); charges of the custodian and sub-custodian, and the transfer agent; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal, state or foreign laws; fees and expenses of Directors who are not interested persons of a Corporation as defined in the Investment Company Act (the "non-interested Directors"); accounting and pricing costs (including the daily calculations of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Fund. Certain accounting services are provided to each Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and each Fund. Each Fund pays a fee for these services. In addition, the Investment Adviser provides certain accounting services to each Fund and the Fund pays the Investment Adviser a fee for such services. The Distributor pays certain promotional expenses of the Funds incurred in connection with the offering of shares of the Funds. Certain expenses are financed by each Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See "Purchase of Shares -- Distribution Plans."

Organization of the Investment Adviser. Fund Asset Management, L.P. is a limited partnership. The partners of FAM are Merrill Lynch & Co., Inc. ("ML & Co."), a financial services holding company and the parent of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), and Princeton Services, Inc. ("Princeton Services"). ML & Co. and Princeton Services are "controlling persons" of FAM (as defined under the Investment Company Act) because of their ownership of FAM's voting securities or their power to exercise a controlling influence over FAM's management or policies.

Other Service Arrangements

Duration and Termination. Unless earlier terminated as described below, the Investment Advisory Agreement with respect to each Fund and each Sub-Advisory Agreement will remain in effect from year to year if approved annually (a) by the Directors or by a vote of a majority of the outstanding voting securities the applicable series of the Corporation and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Each Agreement is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Funds' Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer

Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Each Fund currently reimburses the Transfer Agent's reasonable out-of-pocket expenses and pays a [monthly/quarterly] fee at an annual rate of 0.13% of the average daily net assets of the Class A and Class I shares and 0.10% of the average daily net assets of the Class B and Class C shares.

Independent Registered Public Accounting Firm. The Board of Directors of the Corporation has selected an independent registered public accounting firm that audits the Funds' financial statements. Please see the Funds' Prospectus for information on the Funds' independent registered public accounting firm.

Custodian Services. The name and address of the custodian (the "Custodian") of the Funds is identified on the back cover page of the Funds' Prospectus. The Custodian is responsible for safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Funds' investments. The Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by a Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories.

Accounting Services. Each Fund has entered into an agreement with State Street, pursuant to which State Street provides certain accounting services to the Fund. Each Fund pays a fee for these services. The Investment Adviser provides certain other accounting services to each Fund and each Fund reimburses the Investment Adviser for these services.

Distribution Expenses. Each Fund has entered into a distribution agreement with FAM Distributors, Inc. in connection with the continuous offering of each class of shares of the Fund (the "Distribution Agreement"). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of each class of shares of a Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of these documents used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.

Code of Ethics

The Board of Directors of the Corporation has approved a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act, which covers the Fund, the Investment Adviser and the Distributor. Each Sub-Adviser is subject to a separate code of Ethics. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Fund.

Selective Disclosure of Portfolio Holdings

Pursuant to policies and procedures adopted by each Fund, the Investment Adviser and the Sub-Advisers, the Fund, the Investment Adviser and the Sub-Advisers may, under certain circumstances as set forth below, make selective disclosure with respect to the Fund's portfolio holdings. The Corporation's Board of Directors has approved the adoption by the Corporation of the policies and procedures set forth below, and has delegated to the Investment Adviser the responsibility for ongoing monitoring and supervision to ensure compliance with these policies and procedures. The Board of Directors of the Corporation provides ongoing oversight of compliance with these policies and procedures. As part of this oversight function, the Directors receive from the Corporation's Chief Compliance Officer at least quarterly and more often, as necessary, reports on compliance with these polices and procedure, including reports on any violations of these policies and procedures that may occur. In addition, the Directors receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Funds, and any changes thereto, and an annual review of the operation of the policies and procedures.

Examples of the information that may be disclosed pursuant to a Fund's policies and procedures would include (but is not limited to) specific portfolio holdings - including the number of shares held, weightings of particular holdings, specific sector and industry weightings, trading details, and the Fund manager's discussion of Fund performance and reasoning for significant changes in portfolio composition. This information may be both material non-public information ("Confidential Information") and proprietary information of the firm. Each Fund may disclose such information to individual investors, institutional investors and financial advisers and other financial intermediaries that sell the Fund's shares, affiliates of the Fund, third party service providers to the Fund, lenders to the Fund, and independent rating agencies and ranking organizations. Each Fund, the Investment Adviser and it affiliates, and the Sub-Advisers and their affiliates receive no compensation or other consideration with respect to such disclosures.

Subject to the exceptions set forth below, Confidential Information relating to each Fund may not be disclosed to persons not employed by the Investment Adviser or its affiliates or the applicable Sub-Adviser and its affiliates unless such information has been publicly disclosed via a filing with the Commission (e.g., fund annual report), through a press release or placement on a publicly-available internet web site, including our web site at www.mutualfunds.ml.com. If the Confidential Information has not been publicly disclosed, an employee of the Investment Adviser or applicable Sub-Adviser who wishes to distribute Confidential Information relating to each Fund must first do the following: (i) require the person or company receiving the Confidential Information to sign, before the Investment Adviser or Sub-Adviser will provide disclosure of any such information, a confidentiality agreement approved by an attorney in the Investment Adviser's Legal department in which he/she (a) agrees to use the Confidential Information solely in connection with a legitimate business use (i.e., due diligence, etc.) and (b) agrees not to trade on the basis of the information so provided; (ii) obtain the authorization of the an attorney in the Investment Adviser's Legal department prior to disclosure; and (iii) only distribute Confidential Information that is at least thirty (30) calendar days old unless a shorter period has specifically been approved by an attorney in the Investment Adviser's Legal department. Prior to providing any authorization for such disclosure of Confidential Information, an attorney in the Investment Adviser's Legal Department must review the proposed arrangement and make a determination that it is in the best interests of the Corporation's shareholders. In connection with day-to-day portfolio management, each Fund may disclose Confidential Information to executing brokers-dealers that is less than thirty days old in order to facilitate the purchase and sale of portfolio holdings. Each Fund has adopted policies and procedures, including a Code of Ethics, Code of Conduct, and various policies regarding securities trading and trade allocations, to address potential conflicts of interest that may arise in connection with disclosure of Confidential Information. These procedures are designed, among other things, to prohibit personal trading based on Confidential Information, to ensure that portfolio transactions are conducted in the best interests of each Fund and its shareholders and to prevent portfolio management from using Confidential Information for the benefit of one fund or account at the expense of another. In addition, as noted, an attorney in the Investment Adviser's Legal Department must determine that disclosure of Confidential Information is for a legitimate business purpose and is in the best interests of the Corporation's shareholders, and that any conflicts of interest created by release of the Confidential Information have been addressed by the Investment Adviser's and Sub-Advisers' existing policies and procedures. For more information with respect to potential conflicts of interest, see the section entitled "Management and Other Services Arrangements - Potential Conflicts of Interest" in this Statement of Additional Information.

Confidential Information - whether or not publicly disclosed - may be disclosed to the Directors, the independent Directors' counsel, outside Fund counsel, the Funds' accounting services provider and the Funds' independent registered public accounting firm without meeting the conditions outlined above. Confidential Information may, with the prior approval of the Corporation's Chief Compliance Officer or the Investment Adviser's General Counsel, also be disclosed to any auditor of the parties to a service agreement involving the Fund, or as required by judicial or administrative process or otherwise by applicable law or regulation. If Confidential Information is disclosed to such persons, each such person will be subject to restrictions on trading in the subject securities under either a Fund's and Investment Adviser's or Sub-Adviser's Code of Ethics or an applicable confidentiality agreement, or under applicable laws or regulations or court order.

The Investment Adviser has entered into ongoing arrangements to provide selective disclosure of fund portfolio holdings to the following persons or entities:

Corporation's Board of Directors
Corporation's Transfer Agent
Corporation's Independent Registered Public Accounting Firm
Corporation's' accounting services provider - State Street Bank and Trust
Company
Corporation's Custodian

Independent Rating Agencies - Morningstar, Inc. and Lipper Inc.
Information aggregators - Wall Street on Demand and Thomson Financial [[Sponsors of 401(k) plans that include funds advised by FAM or its affiliates
- E.I. Dupont de Nemours and Company, Inc.
Consultants for pension plans that invest in funds advised by FAM or its affiliates - Rocaton Investment Advisors, LLC; Mercer Investment Consulting; Watson Wyatt Investment Consulting; Towers Perrin HR Services]]

Other than with respect to the Board of Directors of the Corporation, each of the persons or entities set forth above is subject to an agreement to keep the information disclosed confidential and to use it only for legitimate business purposes. The Board of Directors of the Corporation has a fiduciary duty as directors to act in the best interests of the Corporation and its shareholders. Selective disclosure is made to the Corporation's Board of Directors and independent registered public accounting firm at least quarterly and otherwise as frequently as necessary to enable such persons or entities to provide services to each Fund. Selective disclosure is made to the Funds' Transfer Agent, accounting services provider, and Custodian as frequently as necessary to enable such persons or entities to provide services to the Fund, typically on a daily basis. Disclosure is made to Lipper Inc. and Wall Street on Demand on a monthly basis and to Morningstar and Thomson Financial on a quarterly basis, and to each such firm upon specific request with the approval of the Investment Adviser's Legal department. [[Disclosure is made to 401(k) plan sponsors on a yearly basis and pension plan consultants on a quarterly basis.]]

The Corporation and the Investment Adviser monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Corporation's, the Investment Adviser's and the Sub-Advisers' Code of Ethics and Code of Conduct - all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit - the Investment Adviser's compliance personnel under the supervision of the Corporation's Chief Compliance Officer, monitor the Investment Adviser's securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, the Investment Adviser maintains an internal restricted list to prevent trading by the personnel of the Investment Adviser or its affiliates in securities - including securities held by each Fund - about which the Investment Adviser has Confidential Information. There can be no assurance, however, that the Corporation's policies and procedures with respect to the selective disclosure of Fund portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.

Potential Conflicts of Interest

The investment activities of the Investment Adviser, the Sub-Advisers, Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their affiliates (collectively, "Merrill Lynch"), for their own accounts and other accounts they manage, may give rise to conflicts of interest that could disadvantage the Funds and their shareholders. The Investment Adviser and the Sub-Advisers have each adopted written policies and procedures that, collectively, address investment activities of, and other arrangements involving, the Investment Adviser or the Sub-Advisers that may give rise to certain conflicts of interest.

Merrill Lynch is a worldwide, full service investment banking, broker-dealer, asset management and financial services organization. As a result, Merrill Lynch (including, for these purposes, its Directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of the Funds, is engaged in businesses and has interests other than that of managing the Funds. These are considerations of which investors in the Funds should be aware, and which may cause conflicts of interest that could disadvantage the Funds. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by the Funds. In addition, the Investment Adviser and its affiliates may have other business relationships with any of the Sub-Advisers and their respective affiliates that are unrelated to their services to the Funds.

Merrill Lynch and its affiliates, including, without limitation, the Investment Adviser and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of the Funds and/or that engage in transactions in the same types of securities, currencies and instruments as the Funds. Merrill Lynch and its affiliates are also major participants in the global currency, equities, swap and fixed-income markets, in each case both on a proprietary basis and for the accounts of customers. As such, Merrill Lynch and its affiliates are actively engaged in transactions in the same securities, currencies, and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Funds invest, which could have an adverse impact on the Funds' performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable than those obtained by the Funds. When the Investment Adviser and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Fund.

The results of the Funds' investment activities may differ significantly from the results achieved by the Investment Adviser or the Sub-Advisers and their respective affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Merrill Lynch and its affiliates and the Sub-Advisers and their respective affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Funds. Moreover, it is possible that the Fund will sustain losses during periods in which Merrill Lynch and its affiliates and the Sub-Advisers and their respective affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

The investment activities of Merrill Lynch and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Funds in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, the Funds' activities may also be restricted because of regulatory restrictions applicable to Merrill Lynch and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Investment Adviser, and/or its affiliates, will not permit certain types of transactions in certain securities or instruments with respect to which the Investment Adviser and/or its affiliates are performing services or when position limits have been reached.

In connection with its management of the Funds, the Investment Adviser may have access to certain fundamental analysis and proprietary technical models developed by Merrill Lynch. The Investment Adviser will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models. In addition, neither Merrill Lynch nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Investment Adviser will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Merrill Lynch and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Sub-Advisers in managing the Funds and the proprietary activities or portfolio strategies of a given Sub-Adviser with respect to the applicable Fund may conflict with the transactions and strategies employed by another Sub-Adviser in managing its Fund.

In addition, certain principals and certain employees of the Investment Adviser are also principals or employees of Merrill Lynch or its affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Fund should be aware.

Each Sub-Adviser may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of Merrill Lynch (or, to the extent permitted by the Commission, Merrill Lynch) serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by the Fund may enhance the profitability of Merrill Lynch. Merrill Lynch and its affiliates may also create, write or issue derivative instruments for customers of Merrill Lynch or its affiliates, the underlying securities, currencies or instruments of which may be those in which the Funds invest or which may be based on the performance of the Funds. The Funds may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by Merrill Lynch or its affiliates and may also enter into transactions with other clients of Merrill Lynch or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of Merrill Lynch or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Funds. To the extent affiliated transactions are permitted, the Funds will deal with Merrill Lynch and its affiliates on an arms-length basis.

The Funds will be required to establish business relationships with its counterparties based on the Funds' own credit standing. Neither Merrill Lynch nor its affiliates will have any obligation to allow their credit to be used in connection with the Funds' establishment of its business relationships, nor is it expected that the Funds' counterparties will rely on the credit of Merrill Lynch or any of its affiliates in evaluating the Funds' creditworthiness.

It is also possible that, from time to time, Merrill Lynch or any of its affiliates or one of the Sub-Advisers and its affiliates may, although they are not required to, purchase and hold shares of the Funds in order to increase the assets of the Funds. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. Merrill Lynch reserves the right to redeem at any time some or all of the shares of the Funds acquired for its own account. A large redemption of shares of a Fund by Merrill Lynch could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. Merrill Lynch will consider the effect of redemptions on the Fund and other shareholders in deciding whether to redeem its shares.

It is possible that the Funds may invest in securities of companies with which Merrill Lynch has or is trying to develop investment banking relationships as well as securities of entities in which Merrill Lynch makes a market. The Funds also may invest in securities of companies that Merrill Lynch provides or may someday provide research coverage. Such investments could cause conflicts between the interests of the Funds and the interests of other Merrill Lynch clients. In supervising investment decisions for the Funds, the Investment Adviser is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of Merrill Lynch in the course of these activities. In addition, from time to time, Merrill Lynch's activities may limit the Funds' flexibility in purchases and sales of securities. When Merrill Lynch is engaged in an underwriting or other distribution of securities of an entity, the Investment Adviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.

The Investment Adviser, the Sub-Advisers, their respective affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees and affiliates of the Investment Adviser or the Sub-Advisers that are the same, different from or made at different times than positions taken for a Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, each Fund and the Investment Adviser and Sub-Advisers each has adopted a Code of Ethics in compliance with
Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Funds' portfolio transactions. The Code of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Code of Ethics is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

The Investment Adviser, the Sub-Advisers and their respective affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that a Fund may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers. These transactions would be effected in circumstances in which the Investment Adviser or one of the Sub-Advisers determined that it would be appropriate for a Fund to purchase and another client to sell, or the Fund to sell and another client to purchase, the same security or instrument on the same day.

Present and future activities of Merrill Lynch, including the Investment Adviser, in addition to those described in this section, may give rise to additional conflicts of interest.



                              PURCHASE OF SHARES

Each Fund offers multiple classes of shares under a select pricing system ("Select Pricing System"). Class A and Class I shares are sold to investors choosing the initial sales charge alternatives and Class B and Class C shares are sold to investors choosing the deferred sales charge alternatives. Each class has different exchange privileges. See "Shareholder Services -- Exchange Privilege."

The applicable offering price for purchase orders is based on the net asset value of each Fund next determined after receipt of the purchase order by a dealer or other financial intermediary ("Selling Dealer") that has been authorized by the Distributor by contract to accept such orders. As to purchase orders received by Selling Dealers prior to the close of business on the New York Stock Exchange ("NYSE") (generally, the NYSE closes at 4:00 p.m. Eastern time), on the day the order is placed, which includes orders received after the close of business on the previous day, the applicable offering price is based on the net asset value determined as of the close of business on the NYSE on that day. If the purchase orders are not received by the Selling Dealer before the close of business on the NYSE, such orders are deemed received on the next business day.

Each Fund or the Distributor may suspend the continuous offering of the Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may resume offering of shares from time to time. Any order may be rejected by a Fund or the Distributor. Neither the Distributor, the securities dealers nor other financial intermediaries are permitted to withhold placing orders to benefit themselves by a price change.

Initial Sales Charge Alternatives -- Class A and Class I Shares

Investors who prefer an initial sales charge alternative may elect to purchase Class A shares or, if an eligible investor, Class I shares. Investors choosing the initial sales charge alternative who are eligible to purchase Class I shares should purchase Class I shares rather than Class A shares because there is an account maintenance fee imposed on Class A shares. Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class B or Class C shares. Investors who do not qualify for reduced initial sales charges and who expect to maintain their investment for an extended period of time also may elect to purchase Class A or Class I shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charges and, in the case of Class A shares, the account maintenance fee. Although some investors who previously purchased Class I shares may no longer be eligible to purchase Class I shares of other Funds, those previously purchased Class I shares, together with Class A, Class B and Class C share holdings, will count toward a right of accumulation that may qualify the investor for a reduced initial sales charge on new initial sales charge purchases. In addition, the ongoing Class B and Class C shares account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing Class A account maintenance fees will cause Class A shares to have a higher expense ratio, pay lower dividends and have a lower total return than Class I shares.

The term "purchase," as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class A and Class I shares of a Fund, refers to (i) a single purchase by an individual, (ii) concurrent purchases by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account, and (iii) single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary may be involved. The term "purchase" also includes purchases by any "company," as that term is defined in the Investment Company Act, but does not include (i) purchases by any company that has not been in existence for at least six months, (ii) a company that has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount, or (iii) any group of individuals whose sole organizational nexus is that its participants are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

Eligible Class I Investors. Class I shares are offered to a limited group of investors. Investors who currently own Class I shares in a shareholder account are entitled to purchase additional Class I shares of a Fund in that account. Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class I shares at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by the Investment Adviser or any of its affiliates. Class I shares are available at net asset value to corporate warranty insurance reserve fund programs and U.S. branches of foreign banking institutions provided that the program or bank has $3 million or more initially invested in the Funds. Also eligible to purchase Class I shares at net asset value are participants in certain investment programs including TMASM Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services, collective investment trusts for which Merrill Lynch Trust Company serves as trustee, certain other trusts managed by banks, and thrifts or trust companies. In addition, Class I shares are offered at net asset value to ML & Co. and its subsidiaries and their directors and employees and to members of the Boards of investment companies advised by FAM or its affiliates and to employees or customers of selected securities dealers that meet certain qualifications. In addition, Class I shares of certain
Funds are offered at net asset value to shareholders of certain continuously offered closed-end funds advised by FAM or its affiliates who wish to reinvest the net proceeds from the sale of a certain of their shares of common stock pursuant to a tender offer conducted by such funds. See "Purchase of Shares --Closed-End Fund Reinvestment Options."

The Distributor may reallow discounts to financial intermediaries and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such financial intermediaries. Since financial intermediaries selling Class A and Class I shares of a Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

Reduced Initial Sales Charges

Certain investors may be eligible for a reduction in or waiver of a sales load due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments.

Reinvested Dividends. No sales charges are imposed upon shares issued as a result of the automatic reinvestment of dividends.

Rights of Accumulation. Eligible investors may purchase shares of a Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus
(b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all qualifying classes of shares of a Fund and of any other Funds. The purchaser or the purchaser's securities dealer or other financial intermediary must provide the Distributor at the time of purchase with sufficient information to confirm qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

Letter of Intent. Reduced sales charges are applicable to purchases aggregating $25,000 or more of Class A or Class I shares of a Fund or any other Funds made within a 13 month period pursuant to a Letter of Intent. The Letter of Intent is not available to employee benefit plans for which affiliates of the Investment Adviser provide plan participant record-keeping services. The Letter of Intent is not a binding obligation to purchase any amount of Class A or Class I shares. If you bought Class A or Class I shares prior to signing a Letter of Intent, those shares may be included under a subsequent Letter of Intent executed within 90 days of the purchase if you inform the Distributor in writing of your intent within the 90-day period. The value (at cost or maximum offering price, whichever is higher) of Class A and Class I shares of a Fund presently held on the date of the first purchase under the Letter of Intent may be included as a credit toward the completion of such Letter, but the reduced sales charge will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intent, you will be notified and must pay, within 20 days of the expiration of such Letter, the difference between the reduced sales charge and the applicable sales charge. Class A or Class I shares equal to at least 5% of the intended amount will be held in escrow during the 13 month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least 5% of the dollar amount of such Letter. You may be entitled to further reduced sales charges under a right of accumulation for purchases made during the term of a Letter. You will not, however, be entitled to further reduced sales charges on any purchases made before the execution of the Letter.

The value of any shares you redeem prior to termination or completion of the Letter of Intent will be deducted from the total purchases made under such Letter.

Purchase Privileges of Certain Persons. Directors of the Corporation, members of the Boards of other funds advised by the Investment Adviser or an affiliate, ML & Co. and its subsidiaries and their directors and employees and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class I shares at net asset value. A Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees, directors, and board members of other funds wishing to purchase shares of a Fund must satisfy the Fund's suitability standards. Class A shares are also available at net asset value to investors that, for regulatory reasons, are required to transfer investment positions from a non-U.S. registered investment company advised by FAM or its affiliates to a U.S. registered fund advised by FAM or its affiliates.

Acquisition of Certain Investment Companies. Class A shares may be offered at net asset value in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Purchases Through Certain Financial Intermediaries. Reduced sales charges may be applicable for purchases of Class A or Class I shares of a Fund through certain financial advisors that meet and adhere to standards established by the Investment Adviser from time to time.

Deferred Sales Charge Alternatives -- Class B and Class C Shares

Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in a Fund.

The deferred sales charge alternatives may be particularly appealing to investors who do not qualify for the reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, these fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares will be converted into Class A shares of the Fund after a conversion period of approximately eight years (ten years in the case of the Core Bond FDP Fund), and, thereafter, investors will be subject to lower ongoing fees.

Proceeds from the contingent deferred sales charge ("CDSC") and the distribution fee are paid to the Distributor and are used by the Distributor to defray the expenses of securities dealers or other financial intermediaries related to providing distribution-related services to each Fund in connection with the sale of the Class B and Class C shares. The combination of the CDSC and the ongoing distribution fee facilitates the ability of each Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See "Distribution Plans" below. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the NASD asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" below.

Contingent Deferred Sales Charges -- Class B Shares. If you redeem Class B shares within six years of purchase you may be charged a CDSC at the rates indicated in the Prospectus and below. The CDSC will be calculated in a manner that results in the lowest applicable rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends. The order of redemption will be first of shares held for over six years or three years, as applicable, in the case of Class B shares, next of shares acquired pursuant to reinvestment of dividends, and finally of shares in the order of those held longest. The same order of redemption will apply if you transfer shares from your account to another account.

The following table sets forth the schedule that applies to the Class B CDSC for all Funds:

      Years Since Purchase             CDSC as a Percentage of
          Payment Made             Dollar Amount Subject to Charge
          ------------             -------------------------------
              0-1                               4.0%
              1-2                               4.0%
              2-3                               3.0%
              3-4                               3.0%
              4-5                               2.0%
              5-6                               1.0%
        6 and thereafter                        None

To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC because they were issued through dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the third year after purchase).

The Class B CDSC may be waived on redemptions of shares in connection with certain post-retirement withdrawals from an Individual Retirement Account ("IRA") or other retirement plan or following the death or disability (as defined in the Code) of a shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability or, if later, reasonably promptly following completion of probate. The Class B CDSC also may be waived on redemptions of shares by certain eligible 401(a) and 401(k) plans. The Class B CDSC may be waived for any Class B shares that were acquired and held at the time of the redemption in an Employee AccessSM Account available through employers providing eligible 401(k) plans. See "Shareholder Services -- Systematic Withdrawal Plans."

Class B shareholders of a Fund exercising the exchange privilege described under "Shareholder Services --Exchange Privilege" will continue to be subject to that Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired as a result of the exchange.

Class B shares of certain Funds are offered through Blueprint only to members of certain affinity groups with a waiver of the CDSC upon redemption.

Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements. Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class B shares with a waiver of the CDSC upon redemption, based on the number of employees or number of employees eligible to participate in the plan and/or the aggregate amount invested by the plan in specified investments. Such Class B shares will convert into Class A shares approximately ten years after the plan purchases the first share of any Fund. Minimum purchase requirements may be waived or varied for such plans. Additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements is available toll-free from [Merrill Lynch Business Financial Services at 1-800-237-7777.]

Conversion of Class B Shares to Class A Shares. Approximately eight years (ten years in the case of Core Bond FDP Fund) after purchase (the "Conversion Period"), Class B shares of each Fund will convert automatically into Class A shares of that Fund. The conversion will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class A shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.

Shares acquired through reinvestment of dividends on Class B shares will also convert automatically to Class A shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying the dividend reinvestment shares were outstanding. If, at the Conversion Date, the conversion will result in less than $50 worth of Class B shares being left in an account, all of the Class B shares of the Fund held in the account will be converted into Class A shares of the Fund.

In general, Class B shares of equity funds will convert approximately eight years after initial purchase and Class B shares of taxable fixed income funds will convert approximately ten years after initial purchase. If you exchange Class B shares with an eight-year Conversion Period for Class B shares with a ten-year Conversion Period, or vice versa, the Conversion Period applicable to the Class B shares acquired in the exchange will apply and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired.

If you own shares of a Fund that, in the past, issued stock certificates and you hold such stock certificates, you must deliver any certificates for Class B shares of the Fund to be converted to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. If the Transfer Agent does not receive the certificates at least one week prior to the Conversion Date, your Class B shares will convert to Class A shares on the next scheduled Conversion Date after the certificates are delivered.

Contingent Deferred Sales Charges - Class C Shares

Class C shares that are redeemed within one year of purchase may be subject to a 1.00% CDSC charged as a percentage of the dollar amount subject thereto. In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption. The Class C CDSC may be waived in connection with involuntary termination of an account in which Fund shares are held and in connection with the redemption of Class C shares by certain retirement plans or on redemptions made in connection with the payment of account custodial fees. See "Shareholder Services -- Systematic Withdrawal Plans."

Redemption Fee

Certain Funds charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund. The redemption fee is imposed to the extent that the number of Fund shares redeemed within 30 days exceeds the number of Fund shares that have been held for more than 30 days. For redemptions of Fund shares acquired by exchange, your holding period for the shares exchanged will not be tacked on to the holding period for the Fund shares acquired in determining whether to apply the redemption fee. The redemption fee will not apply in the following circumstances:

o    Redemptions resulting from death or disability

o    Redemptions through a Systematic Withdrawal Plan

o    Redemptions of shares purchased through an Automatic Investment Plan

o    Redemptions of shares acquired through dividend reinvestment

o Redemptions of shares held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended

o Redemptions of shares held through the FDP Service that the Distributor determines are not designed to facilite short-term trading

Distribution Plans

The distribution plan for each of the Class A, Class B and Class C shares (each, a "Distribution Plan") provides that a Fund pays the Distributor an account maintenance fee, accrued daily and paid monthly, at an annual rate based on the average daily net assets of the Fund attributable to shares of the relevant class. This fee compensates the Distributor, a selected securities dealer or other financial intermediary (pursuant to a sub-agreement) for account maintenance activities with respect to Class A, Class B and Class C shares.

The Distribution Plan for each of the Class B and Class C shares also provides that the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate based on the average daily net assets of the Fund attributable to the shares of the relevant class. This fee compensates the Distributor, a selected securities dealer or other financial intermediary (pursuant to a sub-agreement) for providing shareholder and distribution services and bearing certain distribution-related expenses of the Fund, including payments to financial advisers or other financial intermediaries for selling Class B and Class C shares of the Fund.

Each Distribution Plan is subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of a Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to a Fund and the related class of shareholders. In approving each Distribution Plan in accordance with Rule 12b 1, the non-interested Directors of the Corporation concluded that there is reasonable likelihood that the Distribution Plan will benefit the Fund and its related class of shareholders.

Each Distribution Plan provides that, so long as the Distribution Plan remains in effect, the non-interested Directors then in office will select and nominate other non-interested Directors. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the Corporation. A Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the related class of shareholders. All material amendments are required to be approved by the vote of Directors, including a majority of the non-interested Directors who have no direct or indirect financial interest in the Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that each Fund preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years in an easily accessible place.

Among other things, each Distribution Plan provides that the Directors will review quarterly reports of the account maintenance and/or distribution fees paid to the Distributor. Payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred. As a result, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses of the related class. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration quarterly. Distribution-related revenues consist of the account maintenance fees, the distribution fees and the CDSCs. Distribution-related expenses consist of financial adviser compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses and interest expense. The distribution-related revenues paid with respect to one class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

See Part I, Section V "Information on Sales Charges and Distribution Related Expenses" of the Funds' Statement of Additional Information for information relating to the fees to be paid by the Funds to the Distributor under each Distribution Plan.

Limitations on the Payment of Deferred Sales Charges

The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares. This limitation does not apply to the account maintenance fee. The maximum sales charge rule is applied separately to each class and limits the aggregate of distribution fee payments and CDSCs payable by a Fund to (1) 6.25% of eligible gross sales of Class B and Class C shares, computed separately (excluding shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC).



                             REDEMPTION OF SHARES

Each Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. The value of shares of each Fund at the time of redemption may be more or less than your cost at the time of purchase, depending in part on the market value of the securities held by the Fund at such time. Except for any CDSC or redemption fee that may be applicable, there will be no redemption charge if your redemption request is sent directly to the Transfer Agent. If you are liquidating your holdings you will receive all dividends reinvested through the date of redemption.

The right to redeem shares may be suspended for more than seven days only (i) for any period during which trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "Commission") or during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and (iii) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

Each Fund has entered into a joint committed line of credit with other investment companies advised by the Investment Adviser and a syndicate of banks that is intended to provide the Fund with a temporary source of cash to be used to meet redemption requests from shareholders in extraordinary or emergency circumstances.

Redemption

If you hold shares with the Transfer Agent you may redeem such shares without charge by writing to the Funds' Transfer Agent, Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be sent to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. If you hold share certificates issued by the Corporation, the letter must be accompanied by certificates for the shares. Redemption requests should not be sent to the Fund. A redemption request requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption request may require a guarantee by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (the "Exchange Act"), whose existence and validity may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) the request contains the signature(s) of all persons in whose name(s) shares are recorded on the Transfer Agent's register; (ii) the check is mailed to the stencil address of record on the Transfer Agent's register and (iii) the stencil address has not changed within 30 days. Certain rules may apply regarding certain types of accounts, including but not limited to UGMA/UTMA accounts, Joint Tenancies With Rights of Survivorship, contra broker transactions and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.

You may also redeem shares held with the Transfer Agent by calling 1-800-MER-FUND. You must be the shareholder of record and the request must be for an amount less than $50,000. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained. The shares being redeemed must have been held for at least 15 days. Telephone redemption requests will not be honored if: (i) the accountholder is deceased, (ii) the proceeds are to be sent to someone other than the shareholder of record, (iii) funds are to be wired to the client's bank account, (iv) a systematic withdrawal plan is in effect, (v) the request is by an individual other than the accountholder of record, (vi) the account is held by joint tenants who are divorced, (vii) the address on the account has changed within the last 30 days or share certificates have been issued on the account, or (viii) to protect against fraud, if the caller is unable to provide the account number, the name and address registered on the account and the social security number registered on the account. The Funds or the Transfer Agent may temporarily suspend telephone transactions at any time.

If you redeem shares directly with the Transfer Agent, payments will generally be mailed within seven days of receipt of the proper notice of redemption. A Fund may delay the mailing of a redemption check until good payment (that is, cash, Federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of Fund shares, which will usually not exceed 10 days. If your account is held directly with the Transfer Agent and contains a fractional share balance following a redemption, the fractional share balance will be automatically redeemed by the Fund.

Repurchase

A Fund normally will accept orders to repurchase shares from Selling Dealers for their customers. Shares will be priced at the net asset value of the Fund next determined after receipt of the repurchase order by a Selling Dealer that has been authorized by the Distributor by contract to accept such orders. As to repurchase orders received by Selling Dealers prior to the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m. Eastern time), on the day the order is placed, which includes orders received after the close of business on the previous day, the repurchase price is the net asset value determined as of the close of business on the NYSE on that day. If the orders for repurchase are not received by the Selling Dealer before the close of business on the NYSE, such orders are deemed received on the next business day.

These repurchase arrangements are for your convenience and do not involve a charge by the Fund (other than any applicable CDSC or redemption fee). Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a transaction charge for transmitting the notice of repurchase to the Fund. Each Fund reserves the right to reject any order for repurchase. A shareholder whose order for repurchase is rejected by a Fund, however, may redeem shares as set out above.

Reinstatement Privilege -- Class A and Class I Shares

If you redeemed Class A or Class I shares of a Fund, you may reinstate your account by buying Class A or Class I shares, as the case may be, of the Fund at net asset value without a sales charge up to the dollar amount you redeemed. You may exercise the reinstatement privilege by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent or by contacting your financial adviser or other financial intermediary within 30 days after the date the redemption request was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.



                             SHAREHOLDER SERVICES

Each Fund offers one or more of the shareholder services described below that are designed to facilitate investment in its shares. You can obtain more information about these services from each Fund, by calling the telephone number on the cover page, or from the Distributor or your financial adviser. Certain of these services are available only to U.S. investors.

Investment Account

If your account is maintained at the Transfer Agent (an "Investment Account") you will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as confirmations for automatic investment purchases and the reinvestment of dividends. The statements also will show any other activity in your Investment Account since the last statement. You also will receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. If your Investment Account is held at the Transfer Agent you may make additions to it at any time by mailing a check directly to the Transfer Agent. You may also maintain an account through a financial intermediary. If you transfer shares out of an account maintained with a financial intermediary, an Investment Account in your name may be opened automatically at the Transfer Agent.

You may transfer Fund shares from one financial intermediary to another financial intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. After the transfer, you may purchase additional shares of Funds owned before the transfer. All future trading of these assets must be coordinated by the new firm. If you wish to transfer your shares to a securities dealer or other financial intermediary that has not entered into an agreement with the Distributor, you must either (i) redeem your shares, paying any applicable CDSC or (ii) continue to maintain an Investment Account at the Transfer Agent for those shares. You also may request that the new securities dealer or other financial intermediary maintain the shares in an account at the Transfer Agent registered in the name of the securities dealer or other financial intermediary for your benefit whether the securities dealer or other financial intermediary has entered into a selected dealer agreement or not.

[If you are considering transferring a tax-deferred retirement account such as an individual retirement account, from one financial intermediary to another financial intermediary, you should be aware that if the new firm will not take delivery of shares of the Fund, you must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or you must continue to maintain a retirement account at the original financial intermediary for those shares.]

Exchange Privilege

U.S. shareholders of Class A, Class B, Class C and Class I shares of each Fund have an exchange privilege with certain other Funds. In order to qualify for the exchange privilege, the shares you wish to exchange are required to have a net asset value of at least $100 and must have been held by you for at least 15 days. Before effecting an exchange, you should obtain a currently effective prospectus of the fund into which you wish to make the exchange. Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes.

Exchanges of Class A and Class I Shares. You may exchange Class A or Class I shares of a Fund for Class I shares of a second Fund if you hold any Class I shares of the second fund in your account at the time of the exchange or are eligible to purchase Class I shares of the second fund; otherwise, you will receive Class A shares of the second fund. Class A shares are exchangeable with shares of the same class of other Funds.

Exchanges of Class A or Class I shares outstanding ("outstanding Class A or Class I shares") for Class A or Class I shares of a second Fund ("new Class A or Class I shares") are effected on the basis of relative net asset value per Class A or Class I share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the exchanged Class A or Class I shares and the sales charge payable at the time of the exchange on the new Class A or Class I shares. With respect to outstanding Class A or Class I shares received in a previous exchange, the "sales charge previously paid" will include the aggregate of the sales charges paid with respect to such Class A or Class I shares in the initial purchase and any subsequent exchange. Class A or Class I shares issued pursuant to dividend reinvestment are not subject to a sales charge. For purposes of the exchange privilege, however, these shares will be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class A or Class I shares on which the dividend was paid. Based on this formula, Class A and Class I shares of a Fund generally may be exchanged into the Class A or Class I shares, respectively, of a second fund with a reduced sales charge or without a sales charge. If you held the outstanding Class A or Class I shares used in the exchange for 30 days or less, you may also be charged a redemption fee at the time of the exchange.

Exchanges of Class B and Class C Shares. The Funds with Class B or Class C shares outstanding ("outstanding Class B or Class C shares") offer to exchange their Class B or Class C shares for Class B or Class C shares, respectively, of certain other Funds ("new Class B or Class C shares") on the basis of relative net asset value per

Class B or Class C share, without the payment of any CDSC that might otherwise be due on the redemption of the outstanding shares. Certain Funds impose different CDSC schedules. If you exchange your Class B shares for shares of a fund with a different CDSC schedule, the higher schedule will apply. For purposes of computing the CDSC that may be payable on a disposition of the new Class B or Class C shares, the holding period for the exchanged Class B or Class C shares is "tacked" to the holding period of the new Class B or Class C shares.

Exercise of the Exchange Privilege. To exercise the exchange privilege, you should contact your financial adviser, who will advise each Fund of the exchange. If you do not hold share certificates, you may exercise the exchange privilege by wire through your securities dealer or other financial intermediary. Each Fund reserves the right to require a properly completed exchange application.

You may also request exchanges by calling the Transfer Agent at 1-800-637-3863 if your account is held with the Transfer Agent for amounts up to $50,000. The request must be from the shareholder of record. Before telephone requests will be honored, signature approval from all shareholders of record must be obtained. The shares being exchanged must have been held for at least 15 days. Telephone requests for an exchange will not be honored if: (i) the accountholder is deceased, (ii) the request is by an individual other than the accountholder of record, (iii) the account is held by joint tenants who are divorced or the address on the account has changed within the last 30 days, or
(iv) if the caller is unable to provide the account number, the name and address registered on the account and the social security number registered on the account. Each Fund or the Transfer Agent may temporarily suspend telephone transactions at any time.

This exchange privilege may be modified or terminated in accordance with the rules of the Commission. Each Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain Funds may suspend the continuous offering of their shares to the general public at any time and may resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made. The exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

Retirement and Education Savings Plans

Individual retirement accounts and other retirement and education savings plans are available from your financial intermediary. Under these plans, investments may be made in a Fund as well as in other securities. There may be fees associated with investing through these plans. Information with respect to these plans is available on request from your financial intermediary.

Dividends received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans and, in the case of Roth IRAs and education savings plans, may be exempt from taxation when distributed as well. Investors considering participation in any retirement or education savings plan should review specific tax laws relating to the plan and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

Automatic Investment Plans

You may make additions to an Investment Account through a service known as the Automatic Investment Plan. Under the Automatic Investment Plan, a Fund is authorized, on a regular basis, to provide systematic additions to your Investment Account through charges of $50 or more to your regular bank account by either pre-authorized checks or automated clearing house debits. If you buy shares of a Fund through Blueprint, no minimum charge to your bank account is required. Alternatively, if you maintain a cash management account you may arrange to have periodic investments made in a Fund. Contact your financial intermediary for more information.

Automatic Dividend Reinvestment Plan

Unless you provide specific instructions as to the method of payment, dividends will be automatically reinvested, without sales charge, in additional full and fractional shares of the same Fund. You may, at any time, elect to have dividends paid in cash, rather than reinvested in shares of a Fund (provided that, if a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, the payment will automatically be reinvested in additional shares). If your account is maintained with the Transfer Agent, you may contact the Transfer Agent in writing or by telephone (1-800-637-3863). For other accounts, you should contact your financial adviser. Your instructions will be effected ten days after the receipt by the Transfer Agent of such notice. A Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed dividend checks. Cash payments can also be deposited directly in the shareholder's bank account.

Systematic Withdrawal Plans

You may elect to receive systematic withdrawals from your Investment Account by check or through automatic payment by direct deposit to your bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available if you have acquired shares of a Fund that have a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available if your shares have a value of $10,000 or more.

At the time of each withdrawal payment, sufficient shares are redeemed from your account to provide the withdrawal payment specified by you. You may specify the dollar amount and class of shares to be redeemed. Redemptions will be made at net asset value as determined as of the close of business on the NYSE on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the net asset value determined as of the close of business on the NYSE on the following business day. The check for the withdrawal payment will be mailed or the direct deposit will be made, on the next business day following redemption. When you make systematic withdrawals, dividends and distributions on all shares in the Investment Account are reinvested automatically in Fund shares. Your systematic withdrawal plan may be terminated at any time, without charge or penalty by you, a Fund, the Transfer Agent or the Distributor.

The maximum number of Class B or Class C shares that can be redeemed from an Investment Account annually will not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are normally redeemed. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares." Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class A shares, you must make a new election to join the systematic withdrawal program with respect to the Class A shares. If you wish to change the amount being withdrawn in a systematic withdrawal plan, you should contact your financial advisor or other financial intermediary.

Withdrawal payments should not be considered as dividends. Withdrawals generally are treated as sales of shares and may result in taxable gain or loss. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. A Fund will not knowingly accept purchase orders for shares of a Fund from investors who maintain a systematic withdrawal plan with respect to that Fund unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

Alternatively, if your shares are held within a cash management account or retirement account you may elect to have shares redeemed on a periodic basis as determined by the program. The proceeds of systematic redemptions will be posted to your account three business days after the date the shares are redeemed. All redemptions are made at net asset value. A systematic redemption program may not be available if Fund shares are being purchased within the account pursuant to the automatic investment program. For more information shareholders should contact their financial adviser or other financial intermediary.

                               PRICING OF SHARES

Determination of Net Asset Value

The net asset value of each class of shares of each Fund is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time (on a class by class basis), rounded to the nearest cent. Expenses, including the fees payable to the Investment Adviser and Distributor, are accrued daily.

The per share net asset value of Class A, Class B and Class C shares generally will be lower than the per share net asset value of Class I shares, reflecting the daily expense accruals of the account maintenance and distribution fees applicable with respect to Class B and Class C shares, the daily expense accruals of the account maintenance fees applicable with respect to Class A shares. Moreover, the per share net asset value of the Class B and Class C shares generally will be lower than the per share net asset value of Class A shares reflecting the daily expense accruals of the distribution fees applicable with respect to Class B and Class C shares of a Fund. It is expected, however, that the per share net asset value of all classes of a Fund will tend to converge (although not necessarily meet) immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differentials among the classes.

Securities that are held by a Fund that are traded on stock exchanges or the NASDAQ National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Corporation. Long positions traded in the OTC market, NASDAQ Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Corporation. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Repurchase agreements are valued at cost plus accrued interest.

Each Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Corporation, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Corporation under the general supervision of the Corporation's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Corporation.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of a Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Corporation's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Corporation's Board of Directors.

Computation of Offering Price Per Share

See Part I, Section VI "Computation of Offering Price" of the Funds' Statement of Additional Information for an illustration of the computation of the offering price for Class A, Class B, Class C and Class I.



                     PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Directors of the Corporation and oversight by the Investment Adviser, each Sub-Adviser is primarily responsible for the execution of a Fund's portfolio transactions and the allocation of brokerage. The Sub-Advisers do not execute transactions through any particular broker or dealer, but seek to obtain the best net results for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm's risk and skill in positioning blocks of securities. While the Sub-Advisers generally seek reasonable trade execution costs, a Fund does not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Sub-Advisers may select a broker based partly upon brokerage or research services provided to the Sub-Advisers and their respective clients, including a Fund. In return for such services a Sub-Adviser may cause a Fund to pay a higher commission than other brokers would charge if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the services provided.

Section 28(e) of the Exchange Act ("Section 28(e)") permits a manager, under certain circumstances, to cause an account to pay a broker a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions under certain conditions. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody). Each Sub-Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to a Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information that assists in the valuation of investments. Examples of research-oriented services that might be paid with Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel, or personnel principally responsible for the Investment Adviser's or Sub-Advisers' individually managed portfolios, is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by a Fund to the Investment Adviser are not reduced as a result of the Investment Adviser's receipt of research services.

In some cases the Sub-Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs the Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Sub-Adviser faces a potential conflict of interest, but the Sub-Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide the Investment Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of
Section 28(e).

The Investment Adviser and Sub-Advisers do not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Fund; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by the Investment Adviser or Sub-Advisers neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

Each Fund anticipates that any brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by a Fund in the form of Depositary Receipts, or other securities convertible into foreign equity securities. Depositary Receipts may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each Fund are redeemable on a daily basis in U.S. dollars, each Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on its portfolio strategies.

Each Fund invests primarily in securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of a Fund may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Directors of the Corporation that either comply with rules adopted by the Commission or with interpretations of the Commission staff.

[[The Funds may not purchase securities during the existence of any underwriting syndicate of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Directors that either comply with rules adopted by the Commission or with interpretations of the Commission staff or pursuant to the Group Order Exemptive Order.]]

Each Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, each Fund also has retained or may retain an affiliated entity of the Investment Adviser as the securities lending agent (the "lending agent") for a fee, including a fee based on a share of the returns on investment of cash collateral. Please see Part I, Section VII "Portfolio Transactions and Brokerage" of the Funds' Statement of Additional Information for information on the securities lending fees to be paid to the lending agent by the Funds. In connection with securities lending activities, the lending agent may, on behalf of a Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Investment Adviser or its affiliates, or in a private investment company managed by the lending agent. If a Fund acquires shares in either the private investment company or an affiliated money market fund, shareholders would bear both their proportionate share of the Fund's expenses, and indirectly, the expense of such other entities. However, in accordance with the exemptive order, the manager to the private investment company will not charge any advisory fees with respect to shares purchased by a Fund. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee, or in the case of the shares of an affiliated money market fund, the payment of any such sales load, redemption fee, distribution fee or service fee will be offset by the Investment Adviser's waiver of a portion of its advisory fee.

Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for a Fund in any of its portfolio transactions executed on any securities exchange of which it is a member, appropriate consents have been obtained from each Fund and annual statements as to aggregate compensation will be provided to each Fund.

The Board of Directors of the Corporation has considered the possibility of seeking to recapture for the benefit of the Corporation brokerage commissions and other expenses of possible portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by each Fund to the Investment Adviser. After considering all factors deemed relevant, the Board of Directors of the Corporation made a determination not to seek such recapture. The Board of Directors of the Corporation will reconsider this matter from time to time.

Because of different objectives or other factors, a particular security may be bought for one or more funds or clients advised by the Investment Adviser or its affiliates (collectively, "clients") when one or more clients of the Investment Adviser or its affiliates are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Fund or other clients or funds for which the Investment Adviser or an affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Portfolio Turnover

While a Fund generally does not expect to engage in trading for short term gains, it will effect portfolio transactions without regard to holding period if, in Fund management's judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of U.S. government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high rate of portfolio turnover results in certain tax consequences, such as increased capital gain dividends and/or ordinary income dividends and in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by a Fund.

                              DIVIDENDS AND TAXES

Dividends

Each Fund intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income are paid as set forth in the Funds' Prospectus. Each Fund will also distribute all net realized capital gains, if any, to its shareholders at least annually. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with Federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year. If in any fiscal year, a Fund has net income from certain foreign currency transactions, such income will be distributed at least annually.

For information concerning the manner in which dividends may be reinvested automatically in shares of each Fund, see "Shareholder Services -- Automatic Dividend Reinvestment Plan." Shareholders may also elect in writing to receive any such dividends in cash. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Fund or received in cash. The per share dividends on Class A, Class B and Class C shares will be lower than the per share dividends on Class I shares as a result of the account maintenance and distribution fees applicable to Class B and Class C shares, the account maintenance fees applicable to Class A shares. Similarly, the per share dividends on Class B and Class C shares will be lower than the per share dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares.

Taxes

Each Fund intends to qualify, or continue to qualify, for the special tax treatment afforded to regulated investment companies ("RICs") under the Code. As long as a Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to Class A, Class B, Class C and Class I shareholders (together, the "shareholders"). Each Fund intends to distribute all or substantially all of such income and gains. If, in any taxable year, a Fund fails to qualify as a RIC under the Code, such Fund would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits (as determined under U.S. Federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders.

Each Fund, as a series of a series fund, is treated as a separate corporation for Federal income tax purposes. Each series, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described in the Funds' Prospectus and Statement of Additional Information. Losses in one series of a Fund do not offset gains in another series of such Fund, and the requirements (other than certain organizational requirements) for qualifying for status as a RIC are determined separately at the level of each individual series.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general on an October 31 year end, plus certain undistributed amounts from the previous years. While each Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of a Fund's taxable income and capital gains will be distributed to achieve this objective. In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

General Treatment of Fund Shareholders

Dividends paid by a Fund from its ordinary income or from an excess of net short term capital gains over net long term capital losses (together referred to as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long term capital gains over net short term capital losses (including gains or losses from certain transactions in futures and options) ("capital gain dividends") are taxable to shareholders as long term capital gains, regardless of the length of time the shareholder has owned Fund shares. Certain dividend income and long term capital gain applicable are eligible for taxation at reduced rates in the hands of non-corporate shareholders for taxable years ending in or prior to 2008. Distributions comprised of dividends from certain domestic corporations and certain qualified foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States and corporations whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States) are treated as "qualified dividend income" eligible for taxation at a maximum tax rate of 15% in the hands of non-corporate shareholders. A certain portion of dividends when paid by a RIC to non-corporate shareholders may be eligible for treatment as qualified dividend income. In order for such dividends to be qualified dividend income, the RIC must meet holding period and certain other requirements with respect to the dividend-paying stocks in its portfolio and the non-corporate shareholder must meet holding period and certain other requirements with respect to the RIC's shares. To the extent that a RIC engages in securities lending with respect to stock paying qualified dividend income, it may be limited in its ability to pay qualified dividend income to its shareholders. Under these rules, a certain portion of ordinary income dividends paid by the International Fund, the U.S. Growth Fund and the U.S. Value Fund to non-corporate shareholders will constitute "qualified dividend income" and may be taxable to such shareholders at long term capital gain rates. However, dividends paid by the International Fund from nonqualifying foreign corporations will not be eligible for taxation at the reduced rates. Likewise, distributions from the Core Bond Fund derived from income on debt securities, certain types of preferred stock treated as debt for federal income tax purposes and short-term capital gain will not constitute "qualified dividend income" eligible for taxation at the lower rates.

Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such shareholder (assuming the shares are held as a capital asset). Long term capital gains (i.e. gains, from a sale or exchange of capital assets held for more than one year) are generally taxed at preferential rates to non-corporate taxpayers. Generally not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amount of any capital gain dividends as well as any dividends eligible for the foreign tax credit, the dividends received deduction for corporate shareholders, the reduced federal income tax rate applicable to the qualified dividend income and the exemption from withholding for short-term capital gain and/or interest income for foreign shareholders, as described below.

Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund. The portion of each of U.S. Growth and U.S. Value Fund's ordinary income dividends attributable to the dividends received from domestic corporations will be eligible for the dividends received deduction allowed to corporations under the Code, if certain requirements are met. U.S. Growth and U.S. Value Fund will allocate any dividends eligible for the dividends received deduction as well as any qualified dividend income eligible for taxation at the maximum 15% rate, discussed above, among each class of the its shares according to a method (which it believes is consistent with the Commission rule permitting the issuance and sale of multiple classes of stock) that is based on the gross income allocable to shareholders of each class of stock during the taxable year, or such other method as the Internal Revenue Service may prescribe. To the extent that dividends are attributable to dividends received from foreign corporations, payments on certain types of preferred stock and other distributions ineligible for the deduction, they will not qualify for the dividends received deduction. Distributions by the Core Bond Fund and the International Fund, whether from ordinary income or capital gains, generally will not be eligible for the dividends received deduction. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which the dividend was declared.

No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares into Class A shares. A shareholder's basis in the Class A shares acquired upon conversion will be the same as the shareholder's basis in the converted Class B shares, and the holding period of the acquired Class A shares will include the holding period for the converted Class B shares.

If a shareholder exercises an exchange privilege within 90 days of acquiring the shares of a Fund, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged shares reduces any sales charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

A loss realized on a sale or exchange of shares of a Fund will be disallowed if other substantially identical shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

The Core Bond Fund may invest in zero coupon U.S. Treasury bonds and other debt securities that are issued at a discount or provide for deferred interest. Even though the Core Bond Fund receives no actual interest payments on these securities, it will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price ("original issue discount") each year that the securities are held. Since the original issue discount income earned in a taxable year may not be represented by cash income, Core Bond Fund may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, Core Bond Fund's investment in foreign currencies or foreign currency denominated or referenced debt securities, certain asset-backed securities and contingent payment and inflation-indexed debt instruments also may increase or accelerate the Fund's recognition of income, including the recognition of taxable income in excess of cash generated by such investments.

Ordinary income dividends paid to shareholders who are non-resident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding is provided under applicable treaty law. Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends derived by a RIC from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount) and paid to shareholders who are nonresidents aliens and foreign entities if and the extent properly designated as "interest-related dividends" or "short-term capital gain dividends," generally will not be subject to U.S. withholding tax. It is uncertain, however, what portion, if any, of a Fund's distributions will be designated as short-term capital gains or interest income exempt from withholding in the hands of nonresident and foreign shareholders. The 2004 Tax Act also provides that distributions of a RIC attributable to gains from sales or exchanges of "U.S. real property interests," as defined in the Code and Treasury regulations (including gains on the sales or exchange of shares in certain "U.S. real property holding corporations," which may included certain REITs and certain REIT capital gain dividends among other entities) generally will cause a foreign stockholder to treat such gain as income effectively connected to a trade or business within the United States, generally subject to tax at the graduate rate applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the foreign shareholders to file a U.S. federal income tax return. These provisions generally would apply to distributions with respect to taxable years of the Funds beginning after December 31, 2004 and before January 1, 2008. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Under certain provisions of the Code, some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder's Federal income tax liability provided that the required information is timely forwarded to the Internal Revenue Service.

Dividends and interest received by the International Fund and Core Bond Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain foreign countries and the U.S. may reduce or eliminate such taxes. Shareholders of certain Funds, such as the International Fund, that invest more than 50% of the value of their assets at the close of a taxable year in foreign securities may be able to claim U.S. foreign tax credits with respect to such foreign taxes paid by such Funds, subject to certain requirements and limitations contained in the Code. For example, certain retirement accounts and tax-exempt organizations cannot claim foreign tax credits on investments in foreign securities held in a Fund. In addition, a foreign tax credit may be claimed with respect to withholding tax on a dividend only if the shareholder meets certain holding period requirements. A Fund also must meet these holding period requirements, and if a Fund fails to do so, it will not be able to "pass through" to shareholders the ability to claim a credit or a deduction for the related foreign taxes paid by the Fund. Further, to the extent that a Fund engages in securities lending with respect to a security paying income subject to foreign taxes, it may not be able to pass through to its shareholders the ability to take a foreign tax credit. If a Fund satisfies the applicable requirements, such Fund will be eligible to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate shares of such foreign taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. Federal income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from a Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. Federal withholding tax for the foreign taxes treated as having been paid by such shareholder. The International Fund will report annually to its shareholders the amount per share of such foreign taxes and other information needed to claim the foreign tax credit. For this purpose, the International Fund will allocate foreign source income among each class of shareholders according to a method similar to that described above for the allocation of dividends eligible for the dividends received deduction and dividends taxable at the maximum 15% tax rate.

Certain transactions entered into by the Funds are subject to special tax rules of the Code that may, among other things, (a) affect the character of gains and losses realized, (b) disallow, suspend or otherwise limit the allowance of certain losses or deductions, and (c) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to
RICs). Operation of these rules could, therefore, affect the character, amount and timing of distributions to shareholders. Special tax rules also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as sold on the last day of the taxable year), and may result in the recognition of income without a corresponding receipt of cash. Funds engaging in transactions affected by these provisions intend to monitor their transactions, make appropriate tax elections and make appropriate entries in their books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

If the International Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, it will generally be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. Federal income tax purposes. The International Fund may be subject to U.S. Federal income tax, and an interest charge (at the rate applicable to tax underpayments) on tax liability treated as having been deferred with respect to certain distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as "excess distributions"), even if such excess distributions are paid as a dividend to its shareholders. However, the International Fund may be eligible to elect to "mark to market" at the end of each taxable year all shares that it holds in PFICs. If it made this election, the International Fund would recognize as ordinary income any increase in the value of such shares as of the close of the taxable year over their adjusted basis and as ordinary loss any decrease in such value but only to the extent of previously recognized "mark-to-market" gains. By making the mark-to-market election, the International Fund could avoid imposition of the interest charge with respect to excess distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

Ordinary income and capital gain dividends may also be subject to state and local taxes.

Certain states exempt from state income taxation dividends paid by RICs that are derived from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax.

Shareholders of each Fund are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes with respect to their Fund. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in a Fund.



                               PERFORMANCE DATA

From time to time a Fund may include its average annual total return and other total return data, and if applicable, yield and tax-equivalent yield in advertisements or information furnished to present or prospective shareholders. Total return, yield and tax-equivalent yield each is based on a Fund's historical performance and is not intended to indicate future performance. Average annual total return, yield and tax-equivalent yield each is determined separately for Class A, Class B, Class C and Class I shares in accordance with a formula specified by the Commission.

Quotations of average annual total return, before tax, for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return before taxes is computed assuming all dividends are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class I shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares but does not take into account taxes payable on dividends or on redemption.

Quotations of average annual total return, after taxes, on dividends for the specified periods are computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value of such investment at the end of each period assuming payment of taxes on dividends received during such period. Average annual total return after taxes on dividends is computed assuming all dividends, less the taxes due on such dividends, are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class I shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares. The taxes due on dividends are calculated by applying to each dividend the highest applicable marginal individual Federal income tax rates in effect on the reinvestment date for that dividend. The rates used correspond to the tax character of each dividend. The taxable amount and tax character of each dividend are specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. The applicable tax rates may vary over the measurement period. The effects of state and local taxes are not reflected. Applicable tax credits, such as foreign credits, are taken into account according to Federal law. The ending value is determined assuming complete redemption at the end of the applicable periods with no tax consequences associated with such redemption.

Quotations of average annual total return, after taxes, on both dividends and redemption for the specified periods are computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value of such investment at the end of each period assuming payment of taxes on dividends received during such period as well as on complete redemption. Average annual total return after taxes on distributions and redemption is computed assuming all dividends, less the taxes due on such dividends, are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class I shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares and assuming, for all classes of shares, complete redemption and payment of taxes due on such redemption. The ending value is determined assuming complete redemption at the end of the applicable periods, subtracting capital gains taxes resulting from the redemption and adding the presumed tax benefit from capital losses resulting from redemption. The taxes due on dividends and on the deemed redemption are calculated by applying the highest applicable marginal individual Federal income tax rates in effect on the reinvestment and/or the redemption date. The rates used correspond to the tax character of each component of each dividend and/or the redemption payment. The applicable tax rates may vary over the measurement period. The effects of state and local taxes are not reflected.

A Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment of $1,000 or some other amount, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

Yield quotations will be computed based on a 30 day period by dividing (a) the net income based on the yield of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of a Fund's yield that is tax-exempt by (b) one minus a stated tax rate and (c) adding the result to that part, if any, of the Fund's yield that is not tax-exempt.

A Fund's total return will vary depending on market conditions, the securities comprising a Fund's portfolio, a Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in a Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

In order to reflect the reduced sales charges in the case of Class A or Class I shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares," respectively, the total return data quoted by a Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the CDSC waiver and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.

On occasion, a Fund may compare its performance to, among other things, the Fund's benchmark index indicated in the Prospectus, the Value Line Composite Index, the Dow Jones Industrial Average, or to other published indices, or to performance data published by Lipper Analytical Services, Inc. Morningstar Inc. ("Morningstar"), Money Magazine, U.S. News & World Report, BusinessWeek, Forbes Magazine, Fortune Magazine or other industry publications. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historic performance of a Fund and the index, such as standard deviation and beta. As with other performance data, performance comparisons should not be considered indicative of a Fund's relative performance for any future period. In addition, from time to time a Fund may include the Fund's Morningstar risk-adjusted performance ratings assigned by Morningstar in advertising or supplemental sales literature. From time to time a Fund may quote in advertisements or other materials other applicable measures of Fund performance and may also make reference to awards that may be given to the Investment Adviser.

A Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political or other conditions, descriptive information or general principles of investing such as asset allocation, diversification and risk tolerance, discussion of a Fund's portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund's performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. A Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.


                     PROXY VOTING POLICIES AND PROCEDURES

The Corporation's Board of Directors has delegated to each Sub-Adviser authority to vote all proxies relating to the Fund's portfolio securities pursuant to the Corporation's policies and procedures with respect to the voting of proxies related to the portfolio securities held in the Fund's portfolio (the "Proxy Voting Procedures"). Pursuant to these Proxy Voting Procedures, each Sub-Adviser's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of the Fund and its shareholders, and to act in a manner that the Sub-Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that the Sub-Adviser considers the interests of its clients, including the Fund, and not the interests of the Sub-Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Sub-Adviser's interest and those of the Sub-Adviser's clients are properly addressed and resolved.

In order to supervise the administration of the Proxy Voting Procedures, the Investment Adviser has formed a Proxy Voting Committee (the "Committee").

The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Sub-Advisers believe that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are, therefore, not suitable for general guidelines. The Corporation may elect to adopt a common position for the Sub-Advisers on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Sub-Advisers will generally seek to vote proxies over which they exercise voting authority in a uniform manner for all the applicable Sub-Adviser's clients, the Corporation, in conjunction with a Fund's portfolio manager, may determine that the Fund's specific circumstances require that its proxies be voted differently.

To assist the Sub-Advisers in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Investment Adviser by ISS include in-depth research, voting recommendations (although the Investment Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

The Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Sub-Advisers generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Sub-Advisers will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Sub-Advisers determine that the costs associated with voting generally outweigh the benefits. The Corporation may at any time override these general policies if it determines that such action is in the best interests of a Fund.

From time to time, the Sub-Advisers may be required to vote proxies in respect of an issuer where an affiliate of the Sub-Advisers (each, an "Affiliate"), or a money management or other client of the Sub-Advisers (each, a "Client") is involved. The Proxy Voting Procedures and the Sub-Advisers' adherence to those procedures are designed to address such conflicts of interest. The Sub-Advisers intend to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Sub-Advisers do not reasonably believe they are able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Sub-Advisers may, in their discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Sub-Advisers on how to vote or to cast votes on behalf of the Sub-Advisers clients.

In addition to the general principles outlined above, the Corporation has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Sub-Advisers may elect to vote differently from the recommendation set forth in a voting guideline if the Corporation determines that it is in a Fund's best interest to do so.

The Corporation has adopted specific voting guidelines with respect to the following proxy issues:

o Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

o Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

o Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

o Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

o Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

o Routine proposals related to requests regarding the formalities of corporate meetings.

o Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a company's Board of Directors (rather than its shareholders) is best positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, which the Investment Company Act envisions will be approved directly by shareholders.

o Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micro-managing" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

After the Funds commence operations, information about how a Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 will be available without charge (1) at www.mutualfunds.ml.com and (2) on the Commission's web site at http://www.sec.gov.



                              GENERAL INFORMATION

Description of Shares

Shareholders of a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Directors and generally on other matters submitted to the vote of shareholders of the Fund. Shareholders of a class that bears distribution and/or account maintenance expenses have exclusive voting rights with respect to matters relating to such distribution and account maintenance expenditures (except that Class B shareholders may vote upon any material changes to such expenses charged under the Class A Distribution Plan). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Corporation, in which event the holders of the remaining shares would be unable to elect any person as a Director.

No Fund intends to hold an annual meeting of shareholders in any year in which the Investment Company Act does not require shareholders to act upon any of the following matters: (i) election of Directors; (ii) approval of a Investment Advisory Agreement; (iii) approval of a distribution agreement; and
(iv) ratification of selection of independent accountants. Shares issued are fully paid and non-assessable and have no preemptive rights. Redemption and conversion rights are discussed elsewhere herein and in the Funds' Prospectus. Each share of Class A, Class B, Class C and Class I Common Stock is entitled to participate equally in dividends and distributions declared by a Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities.

Under Maryland law, the by-laws of a Fund require that a special meeting of shareholders be held upon the written request of a minimum percentage of the outstanding shares of the Fund entitled to vote at such meeting, if they comply with applicable Maryland law.

See Part I, Section IX "Additional Information -- Description of Shares" of the Funds' Statement of Additional Information for additional capital stock information for the Funds.

Additional Information

See Part I, Section IX "Additional Information - Principal Holders" of the Funds' Statement of Additional Information for information on the holders of 5% or more of any class of shares of the Funds.

                                  APPENDIX A

                          DESCRIPTION OF BOND RATINGS

Description of Moody's Investors Service, Inc.'s ("Moody's") Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Description of Moody's U.S. Short-Term Ratings

MIG 1/VMIG 1      This designation denotes superior credit quality.
                  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2      This designation denotes strong credit quality.
                  Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3      This designation denotes acceptable credit quality.
                  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG                This designation denotes speculative-grade credit quality.
                  Debt instruments in this category may lack sufficient margins of protection.

Description of Moody's Commercial Paper Ratings / Demand Obligation Ratings

         Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of short term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability for repayment of short term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of short term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes to the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), Debt Ratings

     A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

     The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         The issue credit ratings are based, in varying degrees, on the following considerations:

         I. Likelihood of payment--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         II. Nature of and provisions of the obligation;

         III. Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Long Term Issue Credit Ratings

AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest rated issues only in small degree. The Obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB            An obligation rated "BB," "B," "CCC," "CC" and "C" are regarded
B             as having significant speculative characteristics. "BB"
CCC           indicates the least degree of speculation and "C" the highest
CC            degree of speculation. While such debt will likely have some
C             quality and protective characteristics, these may be
              outweighed by large uncertainties or major risk exposures to adverse conditions.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

c The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to the completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

* Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Standard & Poor's Commercial Paper Ratings

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest-quality obligations to "D" for the lowest. These categories are as follows:

A-1 A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

c The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

* Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing

r The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options, and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long term debt rating. The following criteria will be used in making that assessment.

         --Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

         --Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

         Note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3          Speculative capacity to pay principal and interest.

Description of Fitch Ratings' ("Fitch") Investment Grade Bond Ratings

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory-credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Description of Fitch's Speculative Grade Bond Ratings

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

D             Bonds are in default on interest and/or principal payments.
DD            Such bonds are extremely speculative and should be valued on
DDD           the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

              Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Description of Fitch's Short term Ratings

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

         The short term rating places greater emphasis than a long term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         Fitch short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D Default. Issues assigned this rating are in actual or imminent payment default.

LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

NR              Indicates that Fitch does not rate the specific issue.

Conditional     A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended       A rating is suspended when Fitch deems the amount of
                information available from the issuer to be inadequate for rating purposes.

Withdrawn       A rating will be withdrawn when  an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert      Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short term, and should be resolved within 12 months.

         Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                           PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit
Number
1(a)     --      Articles of Incorporation of the Registrant, dated March
                 31, 2005.*
2        --      By-Laws of the Registrant.(a)
3(a)     --      Portions of the Articles of Incorporation of the Registrant
                 defining the rights of holders of shares of common stock of the Registrant.(b)
4(a)     --      Form of Investment Advisory Agreement, between the
                 Registrant and Fund Asset Management, L.P. ("FAM" or the
                 "Investment Adviser").(a)
 (b)    --       Form of Sub-Advisory Agreement between the Investment Adviser
                 and [             ].(a)
 (c)    --       Form of Sub-Advisory Agreement between the Investment Adviser
                 and [             ].(a)
 (d)    --       Form of Sub-Advisory Agreement between the Investment Adviser
                 and [             ].(a)
 (e)    --       Form of Sub-Advisory Agreement between the Investment Adviser
                 and [             ].(a)
5       --       Form of Distribution Agreement between the Registrant and FAM
                 Distributors, Inc. (the "Distributor") (including Form of
                 Selected Dealers Agreement).(a)
6       --       None.
7       --       Custody Agreement between the Registrant and             .(a)
8(a)    --       Transfer Agency, Dividend Disbursing Agency and Shareholder
                 Servicing Agency Agreement between the Registrant and
                 Financial Data Services, Inc.(a)
 (b)    --       Form of Fifth Amended and Restated Credit Agreement among the
                 Registrant, a syndicate of banks and certain other parties.(a)
 (c)    --       Administrative Services Agreement between the Registrant and
                 State Street Bank and Trust Company.(a)
 (d)    --       Securities Lending Agency Agreement between the Registrant and MLIM LLC.(a)
9       --       Opinion of Sidley Austin Brown & Wood LLP, counsel for the
                 Registrant.(a)
10      --       Consent of               , independent auditors for the
                 Registrant.(a)
11      --       None.
12      --       Certificate of Fund Asset Management, L.P.(a)
13(a)   --       Form of Amended and Restated Class A Distribution Plan.(a)
  (b)   --       Form of Amended and Restated Class B Distribution Plan.(a)
  (c)   --       Form of Amended and Restated Class C Distribution Plan.(a)
14      --       Revised Merrill Lynch Select Pricing(SM) System Plan pursuant to Rule 18f-3.(a)
15(a)   --       Code of Ethics of the Registrant, Investment Adviser and
                 the Distributor.(a)
  (b)   --       Code of Ethics of [         ], Sub-Adviser to [          ].(a)
  (c)   --       Code of Ethics of [         ], Sub-Adviser to [          ].(a)
  (d)   --       Code of Ethics of [         ], Sub-Adviser to [          ].(a)
  (e)   --       Code of Ethics of [         ], Sub-Adviser to [          ].(a)

---------------
(*)  Filed herewith.

(a)  To be filed by subsequent amendment.

(b) Reference is made to Article II, Article IV, Article V (sections 2, 3, 4 and 6), Article VI, Article VII and Article IX of the Registrant's Articles of Incorporation, filed as Exhibit (1) to the Registration Statement.

Item 24. Persons controlled by or under common control with registrant.

     The Registrant is not controlled by or under common control with any other person.

Item 25. Indemnification.

     Reference is made to Article VI of the Registrant's Articles of Incorporation and Section 2-418 of the Maryland General Corporation Law and
Section 9 of the Distribution Agreement.

     The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     The Registrant may indemnify or purchase insurance to the extent provided in Article VI on behalf of an employee or agent who is not an officer or director of the Registrant.

     The Registrant has purchased an insurance policy insuring its officers and Directors against liabilities, and certain costs of defending claims against such officers and Directors, to the extent such officers and Directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.

     The Investment Advisory Agreement between the Registrant and FAM limits the liability of FAM to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

     Fund Asset Management, L.P. ("FAM" or the "Investment Adviser") acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies and also acts as sub-adviser to certain other portfolios.

     Merrill Lynch Investment Management, L.P. ("MLIM"), an affiliate of the Investment Adviser, acts as investment adviser for a number of affiliated open-end and closed-end registered investment companies.

     The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of FAM, MLIM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. ("FAMD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund's transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

     Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged for at least the last two fiscal years for his, her or its own account or in the capacity of director, officer, partner or trustee. Additionally, Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies advised by FAM, MLIM or their affiliates, and Mr. Doll is an officer and/or Board member of all or substantially all of such companies.


                               Position(s) with                            Other Substantial Business,
Name                          Investment Adviser                        Profession, Vocation or Employment
-----                   --------------------------------  --------------------------------------------------------------

ML & Co.                        Limited Partner                  Financial Services Holding Company; Limited Partner
                                                                 of MLIM

Princeton Services              General Partner                  General Partner of MLIM



                                     C-3


Robert C. Doll, Jr.             President                        President of MLIM/FAM-advised funds; President of
                                                                 MLIM, Co-Head (Americas Region) of MLIM from 1999
                                                                 to 2001; President and Director of Princeton
                                                                 Services; President of Princeton Administrators;
                                                                 Chief Investment Officer of OppenheimerFunds, Inc.,
                                                                 in 1999 and Executive Vice President thereof from
                                                                 1991 to 1999

Donald C. Burke                 First Vice President and         First Vice President and Treasurer of MLIM; Senior
                                Treasurer                        Vice President, Director and Treasurer of Princeton
                                                                 Services; Vice President of FAMD

Andrew J. Donohue               Senior Vice President and        Senior Vice President and General Counsel of MLIM;
                                General Counsel                  Senior Vice President, General Counsel and Director
                                                                 of Princeton Services; President and Director of
                                                                 FAMD

Alice A. Pellegrino             Secretary                        Secretary of MLIM, Princeton Services and FAMD



Item 27. Principal Underwriters.

     (a) FAMD acts as the principal underwriter for each of the following open-end registered investment companies including the Registrant: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Funds II, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Equity Dividend Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Inflation Protected Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Series Fund, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Principal Protected Trust, Merrill Lynch Ready Assets Trust, Merrill Lynch Real Investment Fund, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Value Opportunities Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc., and Merrill Lynch Senior Floating Rate Fund II, Inc.

     (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081.


                                           Position(s) and Office(s)                Position(s) and Office(s)
Name                                               with FAMD                              with Registrant
----                              -------------------------------------   ------------------------------------------
Andrew J. Donohue                   President and Director                   None
Michael G. Clark                    Director                                 None



                                      C-4


Thomas J. Verage                    Director                                 None
Donald C. Burke                     Vice President                           Vice President and Treasurer
John Fosina                         Treasurer                                None
Daniel Dart                         Director                                 None
Jerry W. Miller                     Director                                 None
Alice A. Pellegrino                 Secretary                                Secretary


(c) Not applicable.

Item 28. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536-9011), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

Item 29. Management Services.

     Other than as set forth under the caption "Management of the Fund - Fund Asset Management" in the Prospectus constituting Part A of the Registration Statement and under Part I "Management and Advisory Arrangements" and Part II "Management and Other Service Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

     Not applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 1st day of April, 2005.

                                    FDP SERIES, INC. (Registrant)

                                    By:    /s/  Alice A. Pellegrino
                                       -------------------------------------
                                       (ALICE A. PELLEGRINO, PRESIDENT)


     Each person whose signature appears below hereby authorizes Alice A. Pellegrino, Brian D. Stewart or Natalie Bej, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



               Signatures                                     Title                                    Date
             -------------                                  ----------                                 ------

                                                      President and Director
        /s/ Alice A. Pellegrino                   (Principal Executive Officer)
-----------------------------------------
         (ALICE A. PELLEGRINO)

                                                      Treasurer and Director
          /s/ Brian D. Stewart             (Principal Financial and Accounting Officer)
-----------------------------------------
           (BRIAN D. STEWART)

                                                             Director
            /s/ Natalie Bej
-----------------------------------------
             (NATALIE BEJ)


                                   Exhibit A
                                   ---------


1(a) -- Articles of Incorporation of the Registrant, dated March 31, 2005.